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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                     811-6463
       ---------------------------------------------------------


                         AIM International Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


   Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:      10/31
                         -------------

Date of reporting period:   04/30/05
                         -------------

Item 1. Reports to Stockholders.

                                                    AIM ASIA PACIFIC GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM ASIA PACIFIC GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          Fund's performance, please see the           financial reporting purposes, and as
                                             Fund's prospectus.                           such, the net asset values for
o Effective September 30, 2003, Class B                                                   shareholder transactions and the returns
shares are not available as an               ABOUT INDEXES USED IN THIS REPORT            based on those net asset values may
investment for retirement plans                                                           differ from the net asset values and
maintained pursuant to Section 401 of        o The unmanaged MSCI Europe, Australasia     returns reported in the Financial
the Internal Revenue Code, including         and the Far East Index (the MSCI EAFE        Highlights.
401(k) plans, money purchase pension         --Registered Trademark-- INDEX) is a
plans and profit sharing plans. Plans        group of foreign securities tracked by       o Industry classifications used in this
that have existing accounts invested in      Morgan Stanley Capital International.        report are generally according to the
Class B shares will continue to be                                                        Global Industry Classification Standard,
allowed to make additional purchases.        o THE MSCI ALL COUNTRY (AC) ASIA PACIFIC     which was developed by and is the
                                             FREE EX-JAPAN INDEX is a group of            exclusive property and a service mark of
PRINCIPLE RISKS OF INVESTING IN A FUND       developed and emerging Asian and             Morgan Stanley Capital International
                                             Asia-Pacific markets (except Japan)          Inc. and Standard & Poor's.
o International investing presents           covered by Morgan Stanley Capital
certain risks not associated with            International. A "free" index represents     The Fund provides a complete list of its
investing solely in the United States.       investable opportunities for global          holdings four times in each fiscal year,
These include risks relating to              investors, taking into account the local     at the quarter-ends. For the second and
fluctuations in the value of the U.S.        market restrictions on share ownership       fourth quarters, the lists appear in the
dollar relative to the values of other       by foreign investors.                        Fund's semiannual and annual reports to
currencies, the custody arrangements                                                      shareholders. For the first and third
made for the Fund's foreign holdings,        o The unmanaged LIPPER PACIFIC EX-JAPAN      quarters, the Fund files the lists with
differences in accounting, political         FUND INDEX represents an average of the      the Securities and Exchange Commission
risks and the lesser degree of public        largest Pacific ex-Japan funds tracked       (SEC) on Form N-Q. Shareholders can look
information required to be provided by       by Lipper, Inc., an independent mutual       up the Fund's Forms N-Q on the SEC's Web
non-U.S. companies.                          fund performance monitor, and is             site at sec.gov. Copies of the Fund's
                                             considered representative of Pacific         Forms N-Q may be reviewed and copied at
o Investing in emerging markets involves     ex-Japan stocks.                             the SEC's Public Reference Room at 450
greater risk and potential reward than                                                    Fifth Street, N.W., Washington, D.C.
investing in more established markets.       o The Fund is not managed to track the       20549-0102. You can obtain information
                                             performance of any particular index,         on the operation of the Public Reference
o Investing in a single-sector or            including the indexes defined here, and      Room, including information about
single-region mutual fund involves           consequently, the performance of the         duplicating fee charges, by calling
greater risk and potential reward than       Fund may deviate significantly from the      1-202-942-8090 or 1-800-732-0330, or by
investing in a more diversified fund.        performance of the indexes.                  electronic request at the following
                                                                                          e-mail address: publicinfo@sec.gov. The
o Investing in small and mid-size            o A direct investment cannot be made in      SEC file numbers for the Fund are
companies involves risks not associated      an index. Unless otherwise indicated,        811-6463 and 33-44611. The Fund's most
with investing in more established           index results include reinvested             recent portfolio holdings, as filed on
companies, including business risk,          dividends, and they do not reflect sales     Form N-Q, are also available at
significant stock price fluctuations and     charges. Performance of an index of          AIMinvestments.com.
illiquidity.                                 funds reflects fund expenses;
                                             performance of a market index does not.      A description of the policies and
o Although investments in initial public                                                  procedures that the Fund uses to
offerings (IPOs) have had a positive         OTHER INFORMATION                            determine how to vote proxies relating
impact on the Fund's performance in the                                                   to portfolio securities is available
past, there can be no assurance that the     o The returns shown in management's          without charge, upon request, from our
Fund will have favorable IPO investment      discussion of Fund performance are based     Client Services department at
opportunities in the future. Attractive      on net asset values calculated for           800-959-4246 or on the AIM Web site,
IPOs are often oversubscribed and may        shareholder transactions. Generally          AIMinvestments.com. On the home page,
not be available to the Fund, or may be      accepted accounting principles require       scroll down and click on AIM Funds Proxy
available in only very limited               adjustments to be made to the net assets     Policy. The information is also
quantities. For additional information       of the Fund at period end for                available on the SEC Web site, sec.gov.
regarding the
                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2004, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM ASIA PACIFIC GROWTH FUND


                   DEAR FELLOW SHAREHOLDERS:

                   Most equity market and fund indexes, domestic and
                   international, produced positive total returns for the six
      [GRAHAM      months ended April 30, 2005, but for the most part, those
       PHOTO]      positive numbers reflected gains made during the latter
                   months of 2004. Year-to-date as of April 30, 2005, the returns were far less attractive.

 ROBERT H. GRAHAM     High oil prices remained a source of unease; crude oil
                   remained near or above $50 per barrel throughout the
                   reporting period. The Producer Price Index was up fairly
                   sharply in April, largely due to energy costs. And central
    [WILLIAMSON    bank policy continued to focus on containing short-term
       PHOTO]      inflation via increases in the overnight federal funds
                   interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period closed, the Fed raised that rate to 3%; it was the eighth increase
MARK H. WILLIAMSON since mid-2004. Should the Fed continue to raise rates, this could eventually dampen economic performance, which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                      o Though the growth rate of the manufacturing sector
                        slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                      o Though job growth during May was much slower than during
                        April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                      o For the first quarter of 2005, earnings for companies
                        included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                      o Bond yields have not risen as much as might be expected
                        given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                      After the slow start in 2005, domestic and many
                   international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                      o keep a long-term investment perspective,

                      o make sure their portfolio of investments is suitably
                        diversified, and

                      o contact their financial advisors when they have
                        questions about their investments or the markets.

                   YOUR FUND

                   In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                      We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                   Sincerely,

                   /S/ ROBERT H. GRAHAM                /S/ MARK H. WILLIAMSON

                   Robert H. Graham                    Mark H. Williamson
                   President & Vice Chair,             Chairman & President,
                   AIM Funds                           A I M Advisors, Inc.

                   June 17, 2005

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM ASIA PACIFIC GROWTH FUND


                                                                                             We select investments on a
                                                                                          stock-by-stock basis. This means we
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE  ========================================     follow a bottom-up investment approach,
                                                                                          focusing on individual stocks, not
PERFORMANCE SUMMARY                          FUND VS. INDEXES                             sector or country trends. Another
                                                                                          important component of our investment
Despite a sharp sell-off in March and        TOTAL RETURNS, 10/31/04-4/30/05,             strategy is that we do not hedge
April, Asia/Pacific Rim market               EXCLUDING APPLICABLE SALES CHARGES. IF       currencies. We believe foreign currency
performance remained positive for the        SALES CHARGES WERE INCLUDED, RETURNS         exposure increases the diversification
reporting period. Buoyed by strong           WOULD BE LOWER.                              benefit of international investing.
performance in the fourth quarter of
2004 and early months of 2005, Pacific       Class A Shares                    12.24%     MARKET CONDITIONS AND YOUR FUND
Rim markets posted double-digit gains
for the six months ended April 30, 2005.     Class B Shares                    11.87      Asia/Pacific Rim markets staged
                                                                                          impressive rallies late in 2004 to open
   As indicated in the table to the          Class C Shares                    11.92      the reporting period with double-digit
right, the Fund easily outpaced its                                                       performance. The early months of 2005
broad market index on the strength of        MSCI EAFE Index                              also produced gains as rising commodity
Asian returns. The MSCI EAFE Index is        (Broad Market Index)               8.71      prices benefited commodity-producing
composed of stocks from many                                                              economies such as Australia. In March
regions--some of which did not perform       MSCI AC Asia Pacific Free                    and April, however, a moderation in
as well as Asian markets during the           ex-Japan                                    global expansion, continued high oil
reporting period.                            (Style-specific Index)            12.60      prices and investor flight from riskier
                                                                                          assets took a toll on emerging Asian
   The Fund tracked its style-specific       Lipper Pacific ex-Japan                      markets.
index, while slightly underperforming         Fund Index
its Lipper peer group. We attribute the      (Peer Group Index)                13.10         Despite the late period sell-off, we
Fund's lower return to more limited                                                       continued to find many investment
exposure to better performing industries     SOURCE: LIPPER,INC.                          opportunities that fit our investment
in China and also to the poor                                                             criteria throughout the reporting
performance of select Chinese holdings.      ========================================     period. In South Korea, Hyundai
                                                                                          Department Store proved a top
                                             HOW WE INVEST                                contributor. After a period of weak
                                                                                          earnings, the company underwent
                                             Our investment strategy is based on the      cost-cutting measures. These reforms
                                             principle that strong                        have been rewarded by the market. We
                                             earnings--sustainable, repeatable,           continue to find the company attractive
                                             above-average growth--can drive stock        given its strong earnings growth and
                                             prices. Therefore, when selecting stocks     return on equity.
                                             for the Fund we look for companies with
                                             the following attributes:                       Despite the Fund's strong country
                                                                                          return in South Korea, we underperformed
                                             o accelerating earnings and revenues         our

                                             o strong cash flow generation
                                             (dividends, share buybacks)

                                             o high return on invested capital

                                             o reasonable valuations

========================================     ========================================     ========================================

TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*
                                             By sector
1. South Korea                     15.6%                                                   1. Esprit Holdings Ltd. (Bermuda)  3.2%
                                                           [PIE CHART]
2. Australia                       14.1      Industrials                        10.9%      2. Philippine Long Distance
                                             Telecommunication Services          5.2%         Telephone Co. (Philippines)     2.3
3. India                            8.9      Consumer Staples                    9.1%
                                             Health Care                         4.6%      3. BHP Billiton Ltd. (Australia)   2.2
4. Bermuda                          8.9      Materials                           3.7%
                                             Energy                              2.0%      4. Hana Bank (South Korea)         2.2
5. Taiwan                           8.7      Money Market Funds Plus
                                             Other Assets Less Liabilities       6.6%      5. CJ Corp. (South Korea)          2.0
TOTAL NET ASSETS         $182.1 MILLION      Financials                         24.3%
                                             Consumer Discretionary             19.4%      6. Samsung Electronics Co., Ltd.
TOTAL NUMBER OF HOLDINGS*           102      Information Technology             14.2%         (South Korea)                   1.9

The Fund's holdings are subject to                                                         7. Infosys Technologies Ltd.
change, and there is no assurance that                                                        (India)                         1.9
the Fund will continue to hold any
particular security.                                                                       8. CSL Ltd. (Australia)            1.9

*Excluding money market fund holdings.                                                     9. Cheung Kong (Holdings) Ltd.
                                                                                              (Hong Kong)                     1.8

                                                                                          10. Keppel Corp. Ltd. (Singapore)   1.8

========================================     ========================================     ========================================

benchmark here due to losses sustained       performed well during the reporting                              SHUXIN CAO,
by Gravity Co., a Korean online gaming       period.                                              [CAO        Chartered Financial
company. We continue to believe in the                                                           PHOTO]       Analyst, portfolio
company, however, given its attractive          Despite good performance for Indian                           manager is
valuation to its sector average and          holdings as a whole, TATA CONSULTANCY                            co-manager of AIM
strong growth prospects with new games       SERVICES, an Indian outsourcing company,     Asia Pacific Growth Fund. He joined AIM
in the pipeline.                             proved a drag on performance when it         in 1997. Mr. Cao graduated from Tianjin
                                             reported disappointing results. The          Foreign Language Institute with a B.A.
   Australian markets reached new highs      company reported that its income fell        in English. He also received an M.B.A.
in mid-March. In April, however, the         34% for its fiscal fourth quarter ended      from Texas A&M University and is a
market tumbled amid corporate profit         March 31, 2005. Tata stated that a           Certified Public Accountant.
warnings and economic concerns over a        weaker U.S. dollar hurt growth as most
possibly slowing U.S. economy. Despite a     of the company's earnings are in
sizeable drop in share price in April,       dollars. (A weaker dollar means the                              BARRETT K. SIDES,
BHP BILLITON, the world leader in            company's profits are smaller when                  [SIDES       senior portfolio
material mining, was one of the Fund's       exchanged for rupees.) Given the stock's            PHOTO]       manager, is
top contributors during the reporting        disappointing earnings, we exited the                            co-manager of AIM
period. We continue to own the stock due     position during the reporting period.                            Asia Pacific Growth
to the consistency with which it                                                          Fund. He joined AIM in 1990. Mr. Sides
delivers earnings.                              Many Asian/Pacific Rim currencies         graduated with a B.S. in economics from
                                             appreciated strongly against the U.S.        Bucknell University. He also received a
            BUOYED BY STRONG                 dollar during the reporting period,          master's in international business from
           PERFORMANCE IN THE                which benefitted Fund performance. A key     the University of St. Thomas.
         FOURTH QUARTER OF 2004              aspect of our investment strategy is
          AND EARLY MONTHS OF                that we do not hedge currencies. We          Assisted by Asia/Latin America Team
           2005, PACIFIC RIM                 purchase stocks in their local currency
             MARKETS POSTED                  and then translate that value back into
         DOUBLE-DIGIT GAINS FOR              the Fund in U.S. dollars. During the
          THE SIX MONTHS ENDED               reporting period, the Australian dollar,
             APRIL 30, 2005.                 Indian rupee, Korean won and Taiwan new
                                             dollar gained ground on the U.S. dollar.
   Our Chinese exposure proved the
largest detractor to Fund performance        IN CLOSING
during the reporting period. Many of our
Chinese consumer staples holdings            Despite volatile market conditions in
sustained losses over rising raw             the later stages of the reporting
material costs. However, we continue to      period, we are pleased to once again
believe that the consumer staples stocks     provide shareholders with positive Fund
we own have strong brand names and a         returns. We continue to believe that
sustainable long-term outlook. For           Asian stocks offer investors an
instance, CHINA MENGNIU--a Chinese milk      attractive alternative to U.S. stocks.
producer--reported strong 2004 results       Asian companies generally offer lower
and net profits up 94%. The company          valuations and higher dividend yields
continues to gain market share due to        than their U.S. counterparts. We
its strong brand name.                       appreciate your continued participation
                                             in AIM Asia Pacific Growth Fund.
   What we did not own in China also
proved a factor in our underperformance      THE VIEWS AND OPINIONS EXPRESSED IN
on a relative performance basis. Our         MANAGEMENT'S DISCUSSION OF FUND
lack of exposure to Chinese                  PERFORMANCE ARE THOSE OF A I M ADVISORS,
conglomerates, telecommunications            INC. THESE VIEWS AND OPINIONS ARE
companies and commodity producers proved     SUBJECT TO CHANGE AT ANY TIME BASED ON
disadvantageous as these types of            FACTORS SUCH AS MARKET AND ECONOMIC
Chinese companies                            CONDITIONS. THESE VIEWS AND OPINIONS MAY
                                             NOT BE RELIED UPON AS INVESTMENT ADVICE
                                             OR RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             PARTICULAR SECURITY. THE INFORMATION IS
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                             OF ANY MARKET, COUNTRY, INDUSTRY,
                                             SECURITY OR THE FUND. STATEMENTS OF FACT
                                             ARE FROM SOURCES CONSIDERED RELIABLE,
                                             BUT A I M ADVISORS, INC. MAKES NO
                                             REPRESENTATION OR WARRANTY AS TO THEIR
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             HELP YOU UNDERSTAND OUR INVESTMENT                    [RIGHT ARROW GRAPHIC]
                                             MANAGEMENT PHILOSOPHY.
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                   See important fund and index           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                disclosures inside 3 front cover.         TURN TO PAGE 5.

AIM ASIA PACIFIC GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to             values and expenses may not be used to
                                             estimate the expenses that you paid over     estimate the actual ending account
As a shareholder of the Fund, you incur      the period. Simply divide your account       balance or expenses you paid for the
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600      period. You may use this information to
costs, which may include sales charges       account value divided by $1,000 = 8.6),      compare the ongoing costs of investing
(loads) on purchase payments; contingent     then multiply the result by the number       in the Fund and other funds. To do so,
deferred sales charges on redemptions;       in the table under the heading entitled      compare this 5% hypothetical example
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to      with the 5% hypothetical examples that
ongoing costs, including management          estimate the expenses you paid on your       appear in the shareholder reports of the
fees; distribution and/or service fees       account during this period.                  other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
November 1, 2004, through April 30,          before expenses, which is not the Fund's     information is useful in comparing
2005.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended April 30, 2005, appear in the          if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 2. The      included, your costs would have been
about actual account values and actual       hypothetical account                         higher.
expenses. You may use the information in
this table, together
==================================================================================================================================

                                                         ACTUAL                             HYPOTHETICAL
                                                                                (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT        ENDING ACCOUNT       EXPENSES          ENDING ACCOUNT        EXPENSES
SHARE                  VALUE                  VALUE           PAID DURING            VALUE            PAID DURING
CLASS                (11/01/04)            (4/30/05)(1)        PERIOD(2)           (4/30/05)           PERIOD(2)
  A                  $1,000.00              $1,122.40           $10.89             $1,014.53            $10.34
  B                   1,000.00               1,118.70            14.29              1,011.31             13.56
  C                   1,000.00               1,119.20            14.29              1,011.31             13.56


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (2.07%, 2.72% and 2.72% for Class A, B, and C shares, respectively)
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

==================================================================================================================================


                                                                                          [ARROW
                                                                                          BUTTON   For More Information Visit
                                                                                          IMAGE]      AIMINVESTMENTS.COM

AIM ASIA PACIFIC GROWTH FUND


YOUR FUND'S LONG-TERM PERFORMANCE



Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/05, including applicable          As of 3/31/05, including applicable
sales charges                                sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (11/3/97)                5.26%     Inception (11/3/97)                5.39%
 5 Years                           0.54       5 Years                          -1.62
 1 Year                           13.32       1 Year                            7.95

CLASS B SHARES                               CLASS B SHARES
Inception (11/3/97)                5.34%     Inception (11/3/97)                5.48%
 5 Years                           0.66       5 Years                          -1.52
 1 Year                           14.12       1 Year                            8.52

CLASS C SHARES                               CLASS C SHARES
Inception (11/3/97)                5.30%     Inception (11/3/97)                5.43%
 5 Years                           0.99       5 Years                          -1.16
 1 Year                           18.11       1 Year                           12.48

========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        INVESTMENT RETURN AND PRINCIPAL VALUE           THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        WILL FLUCTUATE SO THAT YOU MAY HAVE A        CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT           GAIN OR LOSS WHEN YOU SELL SHARES.           SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.                                                       EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE         CLASS A SHARE PERFORMANCE REFLECTS
MOST RECENT MONTH-END PERFORMANCE.           THE MAXIMUM 5.50% SALES CHARGE, AND             HAD THE ADVISOR NOT WAIVED FEES
                                             CLASS B AND CLASS C SHARE PERFORMANCE        AND/OR REIMBURSED EXPENSES IN THE PAST,
   PERFORMANCE FIGURES REFLECT               REFLECTS THE APPLICABLE CONTINGENT           PERFORMANCE WOULD HAVE BEEN LOWER.
REINVESTED DISTRIBUTIONS, CHANGES IN NET     DEFERRED SALES CHARGE (CDSC) FOR THE
ASSET VALUE AND THE EFFECT OF THE            PERIOD INVOLVED. THE CDSC ON CLASS B            A REDEMPTION FEE OF 2% WILL BE
MAXIMUM SALES CHARGE UNLESS OTHERWISE        SHARES DECLINES FROM 5% BEGINNING AT THE     IMPOSED ON CERTAIN REDEMPTIONS OR
STATED. PERFORMANCE FIGURES DO NOT           TIME OF PURCHASE TO 0% AT THE BEGINNING      EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
REFLECT DEDUCTION OF TAXES A SHAREHOLDER     OF THE SEVENTH YEAR. THE CDSC ON CLASS C     OF PURCHASE. EXCEPTIONS TO THE
WOULD PAY ON FUND DISTRIBUTIONS OR SALE      SHARES IS 1% FOR THE FIRST YEAR AFTER        REDEMPTION FEE ARE LISTED IN THE FUND'S
OF FUND SHARES.                              PURCHASE.                                    PROSPECTUS.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.37%

AUSTRALIA-14.14%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                      315,700   $  3,994,534
------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
  Commercial Services)(a)(b)                      317,000      1,947,779
------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)(a)            463,000      3,000,671
------------------------------------------------------------------------
Computershare Ltd. (Data Processing &
  Outsourced Services)(a)(b)                      532,600      2,111,849
------------------------------------------------------------------------
CSL Ltd. (Biotechnology)(a)                       137,900      3,415,650
------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance)(a)                                   362,300      1,453,707
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(a)(b)                                142,000      1,661,010
------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)(a)                                  338,700      2,100,415
------------------------------------------------------------------------
Ramsay Health Care Ltd.-Rts., expiring
  05/11/05 (Health Care Facilities)(c)(d)(e)       37,633         23,513
------------------------------------------------------------------------
St. George Bank Ltd. (Diversified
  Banks)(a)(b)                                     72,100      1,395,971
------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)(a)                  302,300      3,005,007
------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)(a)                  136,000      1,630,622
========================================================================
                                                              25,740,728
========================================================================

BERMUDA-8.89%

COFCO International Ltd. (Packaged Foods &
  Meats)(a)                                     2,241,000        949,994
------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)(a)          782,000      5,825,713
------------------------------------------------------------------------
Giordano International Ltd. (Apparel
  Retail)(a)                                    2,508,000      1,742,769
------------------------------------------------------------------------
Joyce Boutique Holdings Ltd. (Apparel
  Retail)(a)(f)                                10,754,000        826,805
------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)(a)                  986,000      1,891,285
------------------------------------------------------------------------
Midland Realty (Holdings) Ltd. (Real Estate
  Management & Development)(a)                  2,076,000      1,309,825
------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)(a)(f)       18,198,000      1,695,263
------------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)(a)              716,000        597,576
------------------------------------------------------------------------
Top Form International Ltd. (Apparel,
  Accessories & Luxury Goods)(a)                4,640,000      1,353,505
========================================================================
                                                              16,192,735
========================================================================

CAYMAN ISLANDS-6.03%

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)(a)                                   207,000        842,740
------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd. (Packaged Foods
  & Meats)(a)(f)                                1,504,000      1,001,126
------------------------------------------------------------------------
Chitaly Holdings Ltd. (Home Furnishings)(a)     1,220,000      1,116,457
------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
  (Agricultural Products)(a)                    1,974,000      1,293,028
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
CAYMAN ISLANDS-(CONTINUED)

Global Bio-chem Technology Group Co.
  Ltd.-Wts., expiring 05/31/07 (Agricultural
  Products)(e)                                    131,250   $      5,809
------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal
  Products)(a)                                  2,000,000      1,243,065
------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Distributors)
  (Acquired 07/09/04-10/06/04; Cost
  $848,739)(a)(f)(g)                            1,974,000        742,692
------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts &
  Equipment)(a)                                 3,836,000        890,201
------------------------------------------------------------------------
Sa Sa International Holdings Ltd. (Specialty
  Stores)(a)                                      634,000        290,705
------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR
  (Home Entertainment Software)(b)(f)              59,300      1,907,681
------------------------------------------------------------------------
Solomon Systech International Ltd.
  (Semiconductors)(a)                           5,012,000      1,642,159
========================================================================
                                                              10,975,663
========================================================================

CHINA-5.14%

China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)(a)             3,566,000      1,402,657
------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H
  (Marine)(a)                                   1,158,000      1,018,820
------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China, Ltd.-
  Class H (Life & Health Insurance)(a)(f)       1,257,000      1,924,264
------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.-Class H
  (Industrial Machinery)(f)                     7,514,000      1,619,397
------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.-Class H (Real
  Estate Management & Development)(a)           2,910,000        766,461
------------------------------------------------------------------------
Tong Ren Tang Technologies Co. Ltd.-Class H
  (Pharmaceuticals)                               300,000        581,127
------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H
  (Textiles)(a)                                   796,000      1,050,145
------------------------------------------------------------------------
Wumart Stores, Inc.-Class H (Hypermarkets &
  Super Centers)(a)                               330,000        537,983
------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)(a)                   4,695,000        452,819
========================================================================
                                                               9,353,673
========================================================================

HONG KONG-8.36%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(a)                    355,000      3,355,833
------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)(a)                                  860,000        462,679
------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      16,100        866,502
------------------------------------------------------------------------
Dah Sing Financial Group (Diversified
  Banks)(a)                                       115,600        745,616
------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                               252,000      2,250,491
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
HONG KONG-(CONTINUED)

Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(a)                    300,000   $  2,873,013
------------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances)(a)                                1,069,500      2,378,542
------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)(a)        361,000      2,281,191
========================================================================
                                                              15,213,867
========================================================================

INDIA-8.90%

Bharat Forge Ltd. (Auto Parts & Equipment)         74,025      2,212,313
------------------------------------------------------------------------
Bharat Forge Ltd.-Wts., expiring 09/30/06
  (Auto Parts & Equipment)(e)                       1,763         10,766
------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)(a)             196,400      2,429,209
------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)             17,500        759,675
------------------------------------------------------------------------
Hotel Leelaventure Ltd. (Hotels, Resorts &
  Cruise Lines)                                   246,100        987,403
------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)(a)                 140,300      2,366,572
------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)(a)                               79,528      3,455,013
------------------------------------------------------------------------
LIC Housing Finance Ltd. (Consumer Finance)       180,000      1,035,736
------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.
  (Pharmaceuticals)(a)                             44,560        933,971
------------------------------------------------------------------------
Tata Motors Ltd. (Construction, Farm
  Machinery & Heavy Trucks)(a)                     76,000        718,748
------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)(a)               161,700      1,297,198
========================================================================
                                                              16,206,604
========================================================================

INDONESIA-0.99%

PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(a)    4,016,000      1,803,859
========================================================================

MALAYSIA-3.42%

IOI Corp. Berhad (Agricultural Products)(a)       622,000      1,500,011
------------------------------------------------------------------------
Maxis Communications Berhad (Wireless
  Telecommunication Services)(a)                  955,000      2,425,854
------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)(a)         598,000      1,087,813
------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)(a)                               1,156,000      1,221,222
========================================================================
                                                               6,234,900
========================================================================

PHILIPPINES-2.74%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(a)      161,000      4,153,040
------------------------------------------------------------------------
SM Prime Holdings (Real Estate Management &
  Development)(a)                               6,078,900        837,276
========================================================================
                                                               4,990,316
========================================================================

SINGAPORE-6.03%

Citiraya Industries Ltd. (Environmental
  Services)(c)(d)                               2,178,000        225,897
------------------------------------------------------------------------
DBS Group Holdings Ltd. (Diversified
  Banks)(a)                                       177,000      1,545,966
------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                               510,000      3,341,657
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SINGAPORE-(CONTINUED)

Keppel Land Ltd. (Real Estate Management &
  Development)(a)                                 884,000   $  1,358,453
------------------------------------------------------------------------
SembCorp Logistics Ltd. (Air Freight &
  Logistics)                                      690,662        691,463
------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)(a)             317,000      2,170,784
------------------------------------------------------------------------
Sunningdale Precision Industries Ltd.
  (Industrial Machinery)(a)                     1,800,000        746,940
------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                       103,000        899,362
========================================================================
                                                              10,980,522
========================================================================

SOUTH KOREA-15.64%

Cheil Communications Inc. (Advertising)(a)          8,170      1,342,145
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(a)               50,330      3,611,720
------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)(a)                34,190      1,221,480
------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)(a)                   11,800        681,532
------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Casinos & Gaming)(f)        133,500      1,193,490
------------------------------------------------------------------------
Hana Bank (Diversified Banks)(a)                  155,600      3,927,521
------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)(a)         118,700      1,212,717
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(a)                           74,400      3,277,745
------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd.
  (Construction, Farm Machinery & Heavy
  Trucks)(a)                                       32,720      2,115,034
------------------------------------------------------------------------
Kiryung Electronics Co., Ltd. (Communications
  Equipment)(a)                                   223,000      1,519,461
------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless
  Telecommunication Services)(a)                   46,500      1,072,780
------------------------------------------------------------------------
POSCO-ADR (Steel)                                  28,100      1,279,393
------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                       7,720      3,530,814
------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd.
  (Diversified Banks)(a)                           45,100      1,177,027
------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(a)                                       4,100      1,315,724
========================================================================
                                                              28,478,583
========================================================================

TAIWAN-8.68%

Asia Optical Co., Inc. (Photographic
  Products)(a)                                    273,631      1,691,286
------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(a)                       578,600      3,078,025
------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)(a)                        1,961,667      2,252,736
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(a)          577,625      2,743,093
------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile
  Manufacturers)(a)                               619,000      1,383,990
------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer
  Electronics)(a)                                 420,810        957,787
------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)(a)                             173,410        773,549
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           1,752,613      2,914,480
========================================================================
                                                              15,794,946
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

THAILAND-4.41%

Kasikornbank PCL (Diversified Banks)(a)         1,940,000   $  2,733,104
------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)(a)                                   236,000      1,422,318
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(a)                                     2,425,000      2,901,920
------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining &
  Marketing)(a)                                   592,000        970,189
========================================================================
                                                               8,027,531
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $116,221,200)                          169,993,927
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-5.89%

Liquid Assets Portfolio-Institutional
  Class(h)                                      5,358,786   $  5,358,786
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)     5,358,786      5,358,786
========================================================================
    Total Money Market Funds (Cost
      $10,717,572)                                            10,717,572
========================================================================
TOTAL INVESTMENTS-99.26% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $126,938,772)                180,711,499
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.89%

Liquid Assets Portfolio-Institutional
  Class(h)(i)                                   2,627,781      2,627,781
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(h)(i)                                   2,627,780      2,627,780
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $5,255,561)                                        5,255,561
========================================================================
TOTAL INVESTMENTS-102.15% (Cost $132,194,333)                185,967,060
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.15%)                         (3,914,521)
========================================================================
NET ASSETS-100.00%                                          $182,052,539
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Rts.  - Rights
Wts.  - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $156,593,762, which represented 84.21% of the Fund's Total Investments. See
    Note 1A.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at April 30, 2005 was $249,410, which represented 0.14% of the Fund's Net Assets.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at April 30, 2005 was $249,410, which represented 0.13% of the Fund's Total Investments. See Note 1A.
(e) Non-income producing security acquired through a corporate action.
(f) Non-income producing security.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at April 30, 2005 represented 0.41% of the Fund's Net Assets. Unless Otherwise indicated, this security is not considered to be illiquid.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $116,221,200)*                               $169,993,927
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $15,973,133)                             15,973,133
===========================================================
  Total investments (cost $132,194,333)         185,967,060
===========================================================
Foreign currencies, at market value (cost
  $1,800,091)                                     1,824,953
-----------------------------------------------------------
Receivables for:
  Investments sold                                  110,161
-----------------------------------------------------------
  Fund shares sold                                  385,592
-----------------------------------------------------------
  Dividends                                         641,785
-----------------------------------------------------------
  Investment for trustee deferred
     compensation and
     retirement plans                                29,803
-----------------------------------------------------------
Other assets                                         15,467
===========================================================
     Total assets                               188,974,821
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             815,316
-----------------------------------------------------------
  Fund shares reacquired                            403,559
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                34,605
-----------------------------------------------------------
  Collateral upon return of securities loaned     5,255,561
-----------------------------------------------------------
Accrued distribution fees                            77,888
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,432
-----------------------------------------------------------
Accrued transfer agent fees                         109,645
-----------------------------------------------------------
Accrued operating expenses                          224,276
===========================================================
     Total liabilities                            6,922,282
===========================================================
Net assets applicable to shares outstanding    $182,052,539
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $182,703,356
-----------------------------------------------------------
Undistributed net investment income                 993,138
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (55,442,175)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              53,798,220
===========================================================
                                               $182,052,539
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $131,663,665
___________________________________________________________
===========================================================
Class B                                        $ 32,566,478
___________________________________________________________
===========================================================
Class C                                        $ 17,822,396
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,552,093
___________________________________________________________
===========================================================
Class B                                           2,215,785
___________________________________________________________
===========================================================
Class C                                           1,217,037
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.40
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $15.40 divided by
       94.50%)                                 $      16.30
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      14.70
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      14.64
___________________________________________________________
===========================================================

* At April 30, 2005, securities with an aggregate market value of $5,100,810 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $231,754)        $ 2,840,075
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $16,530 after rebates of
  $48,477)                                                         86,860
-------------------------------------------------------------------------
Interest                                                            4,411
=========================================================================
    Total investment income                                     2,931,346
=========================================================================

EXPENSES:

Advisory fees                                                     802,216
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                    201,881
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         211,947
-------------------------------------------------------------------------
  Class B                                                         158,877
-------------------------------------------------------------------------
  Class C                                                          79,998
-------------------------------------------------------------------------
Transfer agent fees                                               317,769
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           9,923
-------------------------------------------------------------------------
Other                                                             108,643
=========================================================================
    Total expenses                                              1,916,049
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (13,098)
=========================================================================
    Net expenses                                                1,902,951
=========================================================================
Net investment income                                           1,028,395
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (net of tax on the sale of foreign
    investments of $169-Note 1G)                                5,293,999
-------------------------------------------------------------------------
  Foreign currencies                                              236,795
=========================================================================
                                                                5,530,794
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax on
    foreign investments held of $(52,221)-Note 1G)             11,146,136
-------------------------------------------------------------------------
  Foreign currencies                                              (35,937)
=========================================================================
                                                               11,110,199
=========================================================================
Net gain from investment securities and foreign currencies     16,640,993
=========================================================================
Net increase in net assets resulting from operations          $17,669,388
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
==========================================================================================
OPERATIONS:

  Net investment income (loss)                                $  1,028,395    $   (389,741)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   5,530,794      11,337,475
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           11,110,199       5,453,611
==========================================================================================
    Net increase in net assets resulting from operations        17,669,388      16,401,345
==========================================================================================
Share transactions-net:
  Class A                                                       12,731,707      (3,558,053)
------------------------------------------------------------------------------------------
  Class B                                                          (23,977)      1,546,688
------------------------------------------------------------------------------------------
  Class C                                                        5,152,276       1,579,175
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         17,860,006        (432,190)
==========================================================================================
    Net increase in net assets                                  35,529,394      15,969,155
==========================================================================================

NET ASSETS:

  Beginning of period                                          146,523,145     130,553,990
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $993,138 and $(35,257), respectively)    $182,052,539    $146,523,145
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $500 million                                               0.95%
---------------------------------------------------------------------
Over $500 million                                                0.90%
_____________________________________________________________________
=====================================================================

    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.935%
---------------------------------------------------------------------
Next $250 million                                                0.91%
---------------------------------------------------------------------
Next $500 million                                               0.885%
---------------------------------------------------------------------
Next $1.5 billion                                                0.86%
---------------------------------------------------------------------
Next $2.5 billion                                               0.835%
---------------------------------------------------------------------
Next $2.5 billion                                                0.81%
---------------------------------------------------------------------
Next $2.5 billion                                               0.785%
---------------------------------------------------------------------
Over $10 billion                                                 0.76%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 2.25%, 2.90% and 2.90% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $9,136.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $2,030 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $317,769.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $211,947, $158,877 and $79,998, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $42,065 in front-end sales commissions from the sale of Class A shares and $3, $8,041 and $1,208 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                              UNREALIZED
                             MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND
FUND                           10/31/04        AT COST       FROM SALES     (DEPRECIATION)      04/30/05       INCOME
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class         $1,749,008     $19,723,350    $(16,113,572)       $   --        $ 5,358,786     $34,898
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class          1,749,008     19,723,350     (16,113,572)            --          5,358,786      35,432
======================================================================================================================
  Subtotal                    $3,498,016     $39,446,700    $(32,227,144)       $   --        $10,717,572     $70,330
======================================================================================================================


                              REALIZED
FUND                         GAIN (LOSS)
---------------------------
Liquid Assets Portfolio-
  Institutional Class          $   --
---------------------------
STIC Prime Portfolio-
  Institutional Class              --
===========================
  Subtotal                     $   --
===========================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                              UNREALIZED
                             MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND
FUND                           10/31/04        AT COST       FROM SALES     (DEPRECIATION)      04/30/05      INCOME*
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class         $2,664,115     $19,771,186    $(19,807,520)       $   --        $ 2,627,781     $ 8,196
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class          2,664,115     19,771,185     (19,807,520)            --          2,627,780       8,334
======================================================================================================================
  Subtotal                    $5,328,230     $39,542,371    $(39,615,040)       $   --        $ 5,255,561     $16,530
======================================================================================================================
  Total                       $8,826,246     $78,989,071    $(71,842,184)       $   --        $15,973,133     $86,860
______________________________________________________________________________________________________________________
======================================================================================================================


                              REALIZED
FUND                         GAIN (LOSS)
---------------------------
Liquid Assets Portfolio-
  Institutional Class          $   --
---------------------------
STIC Prime Portfolio-
  Institutional Class              --
===========================
  Subtotal                     $   --
===========================
  Total                        $   --
___________________________
===========================

* Net of rebates.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $1,932.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,119 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $5,100,810 were on loan to brokers. The loans were secured by cash collateral of $5,255,561 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $16,530 for securities lending transactions, which are net of rebates.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                   CAPITAL
                                                                    LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2005                                                 $31,339,013
-----------------------------------------------------------------------------
October 31, 2009                                                  27,317,937
-----------------------------------------------------------------------------
October 31, 2010                                                   1,617,552
=============================================================================
Total capital loss carryforward                                  $60,274,502
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $42,848,231 and $28,492,421, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $56,508,038
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,375,244)
===============================================================================
Net unrealized appreciation of investment securities              $53,132,794
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $132,834,266.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,109,009    $ 32,342,599     3,833,128    $ 49,414,797
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        367,723       5,369,591       980,158      12,296,597
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        900,058      12,962,071     1,722,011      21,531,254
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         88,529       1,359,014       184,570       2,390,898
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (92,600)     (1,359,014)     (192,392)     (2,390,898)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,382,909)    (20,969,906)   (4,329,566)    (55,363,748)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (280,218)     (4,034,554)     (680,316)     (8,359,011)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (540,177)     (7,809,795)   (1,620,319)    (19,952,079)
======================================================================================================================
                                                               1,169,415    $ 17,860,006      (102,726)   $   (432,190)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record is also owned beneficially.
(b) Amount is net of redemption fees of $17,682, $4,529 and $2,505 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005 and $7,403, $2,065 and $805 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                   --------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                   SIX MONTHS ENDED    ------------------------------------------------------------------------
                                    APRIL 30, 2005       2004            2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  13.72        $  12.07         $  8.53         $  8.59         $ 10.70         $ 10.76
-------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)             0.10           (0.01)(a)       (0.01)(a)       (0.04)(a)       (0.01)(a)       (0.07)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                            1.58            1.66            3.55           (0.02)          (2.06)           0.01
===============================================================================================================================
    Total from investment
      operations                           1.68            1.65            3.54           (0.06)          (2.07)          (0.06)
===============================================================================================================================
Less distributions from net
  realized gains                             --              --              --              --           (0.04)             --
===============================================================================================================================
Redemption fees added to shares
  of beneficial interest                   0.00            0.00              --              --              --              --
===============================================================================================================================
Net asset value, end of period         $  15.40        $  13.72         $ 12.07         $  8.53         $  8.59         $ 10.70
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                           12.24%          13.67%          41.50%          (0.70)%        (19.46)%         (0.56)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $131,664        $106,129         $97,192         $62,806         $61,729         $93,755
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         2.07%(c)        2.23%           2.26%           2.25%           2.02%           1.92%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 2.08%(c)        2.25%           2.41%           2.49%           2.37%           2.06%
===============================================================================================================================
Ratio of net investment income
  (loss) to average net assets             1.40%(c)       (0.09)%         (0.11)%         (0.41)%         (0.06)%         (0.57)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                   18%             68%            100%            114%             73%             64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $122,116,113.
(d)  Not annualized for periods less than one year.

                                                                             CLASS B
                                   -------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                   SIX MONTHS ENDED    -----------------------------------------------------------------------
                                    APRIL 30, 2005      2004            2003            2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $ 13.14         $ 11.64         $  8.27         $  8.38         $ 10.50         $ 10.65
------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)            0.05           (0.09)(a)       (0.07)(a)       (0.10)(a)       (0.07)(a)       (0.17)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                           1.51            1.59            3.44           (0.01)          (2.01)           0.02
==============================================================================================================================
    Total from investment
      operations                          1.56            1.50            3.37           (0.11)          (2.08)          (0.15)
==============================================================================================================================
Less distributions from net
  realized gains                            --              --              --              --           (0.04)             --
==============================================================================================================================
Redemption fees added to shares
  of beneficial interest                  0.00            0.00              --              --              --              --
==============================================================================================================================
Net asset value, end of period         $ 14.70         $ 13.14         $ 11.64         $  8.27         $  8.38         $ 10.50
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                          11.87%          12.89%          40.75%          (1.31)%        (19.92)%         (1.41)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $32,566         $29,174         $24,599         $19,916         $25,479         $39,852
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        2.72%(c)        2.88%           2.91%           2.90%           2.67%           2.67%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                2.73%(c)        2.90%           3.06%           3.14%           3.02%           2.76%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income
  (loss) to average net assets            0.75%(c)       (0.74)%         (0.76)%         (1.06)%         (0.72)%         (1.32)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                  18%             68%            100%            114%             73%             64%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $32,038,757.
(d)  Not annualized for periods less than one year.

                                                                        CLASS C
                                   ----------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                              YEAR ENDED OCTOBER 31,
                                   APRIL 30,     --------------------------------------------------------------------
                                      2005        2004            2003           2002           2001            2000
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 13.09      $ 11.60         $ 8.25         $ 8.37         $ 10.49         $10.63
---------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)         0.05        (0.09)(a)      (0.07)(a)      (0.10)(a)       (0.07)(a)      (0.17)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                        1.50         1.58           3.42          (0.02)          (2.01)          0.03
=====================================================================================================================
    Total from investment
      operations                       1.55         1.49           3.35          (0.12)          (2.08)         (0.14)
=====================================================================================================================
Less distributions from net
  realized gains                         --           --             --             --           (0.04)            --
=====================================================================================================================
Redemption fees added to shares
  of beneficial interest               0.00         0.00             --             --              --             --
=====================================================================================================================
Net asset value, end of period      $ 14.64      $ 13.09         $11.60         $ 8.25         $  8.37         $10.49
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                       11.84%       12.84%         40.61%         (1.43)%        (19.94)%        (1.32)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $17,822      $11,220         $8,763         $6,019         $ 4,692         $6,797
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     2.72%(c)     2.88%          2.91%          2.90%           2.67%          2.67%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             2.73%(c)     2.90%          3.06%          3.14%           3.02%          2.76%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income
  (loss) to average net assets         0.75%(c)    (0.74)%        (0.76)%        (1.06)%         (0.72)%        (1.32)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(d)               18%          68%           100%           114%             73%            64%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $16,132,245.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

            DOMESTIC EQUITY                                       SECTOR EQUITY

AIM Aggressive Growth Fund                              AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                                AIM Energy Fund(1)
AIM Basic Value Fund                                    AIM Financial Services Fund(1)
AIM Blue Chip Fund                                      AIM Global Health Care Fund
AIM Capital Development Fund                            AIM Global Real Estate Fund
AIM Charter Fund                                        AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                                  AIM Leisure Fund(1)
AIM Diversified Dividend Fund                           AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                                    AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund                          AIM Technology Fund(1)
AIM Large Cap Growth Fund                               AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                            FIXED INCOME
AIM Opportunities I Fund
AIM Opportunities II Fund                               TAXABLE
AIM Opportunities III Fund
AIM Premier Equity Fund                                 AIM Floating Rate Fund
AIM S&P 500 Index Fund(1)                               AIM High Yield Fund
AIM Select Equity Fund                                  AIM Income Fund
AIM Small Cap Equity Fund(3)                            AIM Intermediate Government Fund
AIM Small Cap Growth Fund(4)                            AIM Limited Maturity Treasury Fund
AIM Small Company Growth Fund(1)                        AIM Money Market Fund
AIM Trimark Endeavor Fund                               AIM Short Term Bond Fund
AIM Trimark Small Companies Fund                        AIM Total Return Bond Fund
AIM Weingarten Fund                                     Premier Portfolio
                                                        Premier U.S. Government Money Portfolio(1)
*Domestic equity and income fund

                                                        TAX-FREE
      INTERNATIONAL/GLOBAL EQUITY
                                                        AIM High Income Municipal Fund
AIM Asia Pacific Growth Fund                            AIM Municipal Bond Fund
AIM Developing Markets Fund                             AIM Tax-Exempt Cash Fund
AIM European Growth Fund                                AIM Tax-Free Intermediate Fund
AIM European Small Company Fund(5)                      Premier Tax-Exempt Portfolio
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund                                      AIM ALLOCATION SOLUTIONS
AIM Global Value Fund
AIM International Core Equity Fund(1)                   AIM Conservative Allocation Fund
AIM International Growth Fund                           AIM Growth Allocation Fund(8)
AIM International Small Company Fund(6)                 AIM Moderate Allocation Fund
AIM Trimark Fund                                        AIM Moderate Growth Allocation Fund
                                                        AIM Moderately Conservative Allocation Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================
AIMinvestments.com              APG-SAR-1               A I M Distributors, Inc.



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Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

                                                        AIM EUROPEAN GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2005

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM EUROPEAN GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          For additional information regarding the      OTHER INFORMATION
                                             Fund's performance, please see the
o Effective September 30, 2003, Class B      Fund's prospectus.                            o The returns shown in management's
shares are not available as an                                                             discussion of Fund performance are based
investment for retirement plans              ABOUT INDEXES USED IN THIS REPORT             on net asset values calculated for
maintained pursuant to Section 401 of                                                      shareholder transactions. Generally
the Internal Revenue Code, including         o The unmanaged MSCI Europe, Australasia      accepted accounting principles require
401(k) plans, money purchase pension         and the Far East Index (the MSCI              adjustments to be made to the net assets
plans and profit sharing plans. Plans        EAFE--Registered Trademark-- INDEX) is a      of the Fund at period end for financial
that have existing accounts invested in      group of foreign securities tracked by        reporting purposes, and as such, the net
Class B shares will continue to be           Morgan Stanley Capital International.         asset values for shareholder
allowed to make additional purchases.                                                      transactions and the returns based on
                                             o The unmanaged MSCI EUROPE INDEX is a        those net asset values may differ from
o Class R shares are available only to       group of European securities tracked by       the net asset values and returns
certain retirement plans. Please see the     Morgan Stanley Capital International.         reported in the Financial Highlights.
prospectus for more information.             The Growth portion measures performance
                                             of companies with higher price/earnings       o Industry classifications used in this
o Investor Class shares are closed to        ratios and higher forecasted growth           report are generally according to the
most investors. For more information on      values.                                       Global Industry Classification Standard,
who may continue to invest in the                                                          which was developed by and is the
Investor Class shares, please see the        o The unmanaged MSCI EUROPE GROWTH INDEX      exclusive property and a service mark of
prospectus.                                  is a subset of the unmanaged MSCI Europe      Morgan Stanley Capital International
                                             Index, which represents the performance       Inc. and Standard & Poor's.
PRINCIPAL RISKS OF INVESTING IN THE FUND     of European stocks tracked by Morgan
                                             Stanley Capital International. The            The Fund provides a complete list of its
o International investing presents           Growth portion measures performance of        holdings four times in each fiscal year,
certain risks not associated with            companies with higher price/earnings          at the quarter-ends. For the second and
investing solely in the United States.       ratios and higher forecasted growth           fourth quarters, the lists appear in the
These include risks relating to              values.                                       Fund's semiannual and annual reports to
fluctuations in the value of the U.S.                                                      shareholders. For the first and third
dollar relative to the values of other       o The unmanaged LIPPER EUROPEAN FUND          quarters, the Fund files the lists with
currencies, the custody arrangements         INDEX represents an average of the 30         the Securities and Exchange Commission
made for the Fund's foreign holdings,        largest European funds tracked by             (SEC) on Form N-Q. Shareholders can look
differences in accounting, political         Lipper, Inc., an independent mutual fund      up the Fund's Forms N-Q on the SEC's Web
risks and the lesser degree of public        performance monitor.                          site at sec.gov. Copies of the Fund's
information required to be provided by                                                     Forms N-Q may be reviewed and copied at
non-U.S. companies.                          o The Fund is not managed to track the        the SEC's Public Reference Room at 450
                                             performance of any particular index,          Fifth Street, N.W., Washington, D.C.
o Investing in a single-sector or            including the indexes defined here, and       20549-0102. You can obtain information
single-region mutual fund involves           consequently, the performance of the          on the operation of the Public Reference
greater risk and potential reward than       Fund may deviate significantly from the       Room, including information about
investing in a more diversified fund.        performance of the indexes.                   duplicating fee charges, by calling
                                                                                           1-202-942-8090 or 1-800-732-0330, or by
o Although investments in initial public     o A direct investment cannot be made in       electronic request at the following
offerings (IPOs) have had a positive         an index. Unless otherwise indicated,         e-mail address: publicinfo@sec.gov. The
impact on the Fund's performance in the      index results include reinvested              SEC file numbers for the Fund are
past, there can be no assurance that the     dividends, and they do not reflect sales      811-6463 and 33-44611. The Fund's most
Fund will have favorable IPO investment      charges. Performance of an index of           recent portfolio holdings, as filed on
opportunities in the future. Attractive      funds reflects fund expenses;                 Form N-Q, are also available at
IPOs are often oversubscribed and may        performance of a market index does not.       AIMinvestments.com.
not be available to the Fund, or may be
available in only very limited                                                             A description of the policies and
quantities.                                                                                procedures that the Fund uses to
                                                                                           determine how to vote proxies relating
                                                                                           to portfolio securities is available
                                                                                           without charge, upon request, from our
                                                                                           Client Services department at
                                                                                           800-959-4246 or on the AIM Web site,
                                                                                           AIMinvestments.com. On the home page,
                                                                                           scroll down and click on AIM Funds Proxy
                                                                                           Policy. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2004, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM EUROPEAN GROWTH FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter
                    months of 2004. Year-to-date as of April 30, 2005, the
      [GRAHAM       returns were far less attractive.
       PHOTO]
                       High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
 ROBERT H. GRAHAM   sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
                    inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period
                    closed, the Fed raised that rate to 3%; it was the eighth
                    increase since mid-2004. Should the Fed continue to raise
   [WILLIAMSON      rates, this could eventually dampen economic performance,
     PHOTO]         which in fact has been quite good. Gross domestic product
                    grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                        o   Though the growth rate of the manufacturing sector
MARK H. WILLIAMSON          slowed in April and again in May, manufacturing
                            continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In
                            May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                        o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                        o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                        o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                        After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                        o   keep a long-term investment perspective,

                        o make sure their portfolio of investments is suitably diversified, and

                        o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                        We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

                    Robert H. Graham                      Mark H. Williamson
                    President & Vice Chair,               Chairman & President,
                    AIM Funds                             A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM EUROPEAN GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                             ==========================================    of positive returns for the MSCI Europe
PERFORMANCE SUMMARY                                                                        Index. Sentiment began to change in
                                             FUND VS. INDEXES                              mid-March, however, amid the possibility
During the reporting period, European                                                      of further oil price hikes and signs of
markets turned in mixed                      Total returns, 10/31/04-4/30/05,              sluggish corporate growth. Given this
results--rallying strongly at the close      excluding applicable sales charges. If        environment, most world markets,
of 2004 and then selling off in              sales charges were included, returns          including those in Europe, posted
mid-March as high oil prices, rising         would be lower.                               negative returns for both March and
global interest rates and risk aversion                                                    April.
dampened investor enthusiasm. As             Class A Shares                      11.64%
indicated in the table to the right, we                                                       Company earnings reports, however,
are pleased to report that the Fund          Class B Shares                      11.30     received mixed review by the market and
rewarded shareholders with higher                                                          investors. Many European companies,
returns than all of its benchmark            Class C Shares                      11.30     including several of the Fund's top
indexes during the reporting period.                                                       holdings, exceeded analysts' estimates.
                                             Class R Shares                      11.59     For instance, first quarter revenues for
   We attribute the Fund's comparative                                                     Fund holding Vinci, a French
success to strong stock selection, our       Investor Class Shares               11.71     construction company, came in slightly
exposure to outperforming small/mid-cap                                                    ahead of analysts' expectations. The
stocks and the performance of many of        MSCI EAFE Index (Broad Market                 company's first-quarter 2005 revenues
our consumer discretionary and financial     Index)                               8.71     were up 8.9% year-over-year due to an
holdings.                                                                                  increase in demand for French
                                             MSCI Europe Growth Index                      construction. Vinci proved a significant
HOW WE INVEST                                (Style-specific Index)               9.14     contributor to Fund performance during
                                                                                           the reporting period.
Our investment strategy is based on the      Lipper European Fund Index
principle that strong                        (Peer Group Index)                  10.85        Although positive earnings reports
earnings--sustainable, repeatable,                                                         continued to outnumber disappointments,
above-average growth--can drive stock        SOURCE: LIPPER,INC.                           investors often analyzed "outlook"
prices. Therefore, when selecting stocks                                                   comments even if reported results met or
for the Fund we look for companies with      ==========================================    exceeded guidance. Puma, a German
the following attributes:                                                                  sportswear company and long-time Fund
                                                We select investments on a                 holding, declined after it reiterated
o accelerating earnings and revenues         stock-by-stock basis. This means we           its outlook for sales growth in the
                                             follow a bottom-up investment approach,       mid-to-high single digits. After several
o strong cash flow generation (dividends,    focusing on individual stocks, not            years where Puma's profits have doubled
share buybacks)                              sector or country trends. Another             each year, the stock was penalized for
                                             important component of our investment         decelerating growth and concern over
o high return on invested capital            strategy is that we do not hedge              falling European orders. We continue to
                                             currencies. We believe foreign currency       favor the company, however, due to its
o reasonable valuations                      exposure increases the diversification        large market share opportunity in the
                                             benefit of international investing.           U.S., growth avenues in Asia and
                                                                                           compelling valuation.
                                             MARKET CONDITIONS AND YOUR FUND

                                             European markets trended upward for most
                                             of the reporting period with the first
                                             quarter of 2005 marking the eighth
                                             consecutive quarter

==========================================   ==========================================    =========================================
TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*
                                             By sector
1. United Kingdom                    23.1%                                                 1. Puma A.G. Rudolf Dassler Sport
                                                             [PIE CHART]                      (Germany)                         2.4%
2. France                            13.2    Energy                                7.6%
                                             Consumer Staples                      8.4%    2. Anglo Irish Bank Corp. PLC
3. Germany                            7.1    Health Care                           6.4%       (Ireland)                         2.4
                                             Materials                             4.2%
4. Italy                              6.3    Telecommunication Services            3.9%    3. OTP Bank Rt. (Hungary)            2.2
                                             Utilities                             2.0%
5. Switzerland                        5.8    Information Technology                1.0%    4. Eni S.p.A. (Italy)                2.0
                                             Money Market Funds Plus
TOTAL NET ASSETS             $896 MILLION    Other Assets Less Liabilities         7.2%    5. Enterprise Inns PLC
                                             Consumer Discretionary               24.5%       (United Kingdom)                  2.0
TOTAL NUMBER OF HOLDINGS*              97    Financials                           18.6%
                                             Industrials                          16.2%    6. Imperial Tobacco Group PLC
The Fund's holdings are subject to                                                            (United Kingdom)                  1.8
change, and there is no assurance that
the Fund will continue to hold any                                                         7. Vinci S.A. (France)               1.7
particular security.
                                                                                           8. Mobistar S.A. (Belgium)           1.6
*Excluding money market fund holdings.
                                                                                           9. Syngenta A.G. (Switzerland)       1.6

                                                                                           10. TOTAL S.A. (France)              1.6

==========================================   ==========================================    =========================================

   A common theme among many European        period. Puma, mentioned earlier,                                JASON T. HOLZER,
earnings reports continues to be strong      declined on falling European orders.             [HOLZER        Chartered Financial
company cash flow leading to increased       VIMPELCOM, a Russian wireless operator,           PHOTO]        Analyst, senior
dividends and share buybacks. OPAP, a        also proved a detractor. Given its                              portfolio manager, is
Greek gaming company, for example, pays      emerging market locale, the stock was                           lead manager of AIM
out the majority of its earnings in          sold indiscriminately by increasingly         European Growth Fund with respect to the
dividends to shareholders. The company,      risk averse investors. We continue to         Fund's small and mid-cap investments.
which reported first quarter earnings at     own the stock, however, as we have faith      Mr. Holzer joined AIM in 1996. He
the top end of market expectations, was      in the company's business models and          received a B.A. in quantitative
a significant contributor to Fund            believe current valuations are very           economics and an M.S. in
performance.                                 compelling.                                   engineering-economic systems from
                                                                                           Stanford University.
   Despite the sluggish growth                  Foreign exchange can play a role in
associated with some of Europe's largest     Fund performance as we do not hedge                             CLAS G. OLSSON, senior
economies, more peripheral European          currencies. Despite a stronger U.S.              [OLSSON        portfolio manager and
nations such as Greece, Ireland and many     dollar in 2005, for the reporting period          PHOTO]        head of AIM's
eastern European countries continue to       as a whole, foreign currency                                    International
sustain strong economic growth. Given        appreciation by the euro and pound added                        Investment Management
our bottom-up stock selection process,       slightly to fund returns.                     Unit, is lead manager of AIM European
we select stocks based on company                                                          Growth Fund with respect to the Fund's
fundamentals, not locale. Therefore, we      IN CLOSING                                    large cap investments. Mr. Olsson joined
maintain a well-diversified portfolio of                                                   AIM in 1994. Mr. Olsson became a
stocks from Europe's core economies--the     Once again, we are pleased to provide         commissioned naval officer at the Royal
United Kingdom, Germany, France and          shareholders with positive Fund returns       Swedish Naval Academy in 1988. He also
Italy--as well as many other smaller         for the reporting period. We continue to      received a B.B.A. from The University of
European economies.                          believe that European equities offer          Texas at Austin.
                                             attractive diversification opportunities
      ...WE ARE PLEASED TO                   given their lower valuations and higher                         MATTHEW W. DENNIS,
      REPORT THAT THE FUND                   dividend yields compared with many U.S.          [DENNIS        Chartered Financial
      REWARDED SHAREHOLDERS                  stocks. In our opinion, low interest              PHOTO]        Analyst, portfolio
    WITH HIGHER RETURNS THAN                 rates in the euro zone, structural                              manager, is manager of
      ALL OF ITS BENCHMARK                   reforms throughout Europe and increased                         AIM European Growth
       INDEXES DURING THE                    labor flexibility in Germany and France       Fund. He has been in the investment
        REPORTING PERIOD.                    continue to make Europe a compelling          business since 1994. Mr. Dennis received
                                             investment arena. We thank you for your       a B.A. in economics from The University
   On a sector basis, financial stocks       continued support in AIM European Growth      of Texas at Austin. He also earned an
contributed significantly to performance     Fund.                                         M.S. in finance from Texas A&M
with strong performances from Fund                                                         University.
holdings ANGLO IRISH BANK and                The views and opinions expressed in
Hungarian-based OTP BANK. Limited            management's discussion of Fund                                 BORGE ENDRESEN,
exposure to the information technology       performance are those of A I M Advisors,        [ENDRESEN       Chartered Financial
sector--the worst performing sector in       Inc. These views and opinions are                 PHOTO]        Analyst, portfolio
the MSCI Europe Index--also proved           subject to change at any time based on                          manager, is manager of
favorable.                                   factors such as market and economic                             AIM European Growth
                                             conditions. These views and opinions may      Fund. He joined AIM in 1999 and
   Despite strong Fund returns, there        not be relied upon as investment advice       graduated summa cum laude from the
were a few holdings that dragged on          or recommendations, or as an offer for a      University of Oregon with a B.S. in
performance over the                         particular security. The information is       finance. He also earned an M.B.A. from
                                             not a complete analysis of every aspect       The University of Texas at Austin.
                                             of any market, country, industry,
                                             security or the Fund. Statements of fact                        RICHARD NIELD,
                                             are from sources considered reliable,            [NIELD         Chartered Financial
                                             but A I M Advisors, Inc. makes no                PHOTO]         Analyst, portfolio
                                             representation or warranty as to their                          manager, is manager of
                                             completeness or accuracy. Although                              AIM European Growth
                                             historical performance is no guarantee        Fund. Mr. Nield joined AIM in 2000. He
                                             of future results, these insights may         earned a bachelor of commerce degree in
                                             help you understand our investment            finance and international business from
                                             management philosophy.                        McGill University in Montreal, Canada.

                                                 See important Fund and index              Assisted by Europe/Canada Team
                                                disclosures inside front cover.
                                                                                                   [RIGHT ARROW GRAPHIC]

                                                                                             FOR A PRESENTATION OF YOUR FUND'S
                                                                                             LONG-TERM PERFORMANCE RECORD,
                                                                                             PLEASE TURN TO PAGE 5.

AIM EUROPEAN GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.       estimate the actual ending account
                                             Simply divide your account value by           balance or expenses you paid for the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        period. You may use this information to
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          compare the ongoing costs of investing
costs, which may include sales charges       multiply the result by the number in the      in the Fund and other funds. To do so,
(loads) on purchase payments; contingent     table under the heading entitled "Actual      compare this 5% hypothetical example
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      with the 5% hypothetical examples that
and redemption fees, if any; and (2)         the expenses you paid on your account         appear in the shareholder reports of the
ongoing costs, including management          during this period.                           other funds.
fees; distribution and/or service fees
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
example is intended to help you              PURPOSES                                      in the table are meant to highlight your
understand your ongoing costs (in                                                          ongoing costs only and do not reflect
dollars) of investing in the Fund and to     The table below also provides                 any transactional costs, such as sales
compare these costs with ongoing costs       information about hypothetical account        charges (loads) on purchase payments,
of investing in other mutual funds. The      values and hypothetical expenses based        contingent deferred sales charges on
example is based on an investment of         on the Fund's actual expense ratio and        redemptions, and redemption fees, if
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      any. Therefore, the hypothetical
period and held for the entire period        before expenses, which is not the Fund's      information is useful in comparing
November 1, 2004, through April 30,          actual return. The Fund's actual              ongoing costs only, and will not help
2005.                                        cumulative total returns at net asset         you determine the relative total costs
                                             value after expenses for the six months       of owning different funds. In addition,
ACTUAL EXPENSES                              ended April 30, 2005, appear in the           if these transactional costs were
                                             table "Fund vs. Indexes" on page 2. The       included, your costs would have been
The table below provides information         hypothetical account values and expenses      higher.
about actual account values and actual       may not be used to
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                         ACTUAL                                    HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT     ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT                  EXPENSES
SHARE                 VALUE                VALUE                  PAID DURING           VALUE                      PAID DURING
CLASS               (11/1/04)           (4/30/05)(1)               PERIOD(2)          (4/30/05)                     PERIOD(2)
   A                $1,000.00            $1,116.40                  $ 9.03            $1,016.27                      $ 8.60
   B                 1,000.00             1,113.00                   12.42             1,013.04                       11.83
   C                 1,000.00             1,113.00                   12.42             1,013.04                       11.83
   R                 1,000.00             1,115.90                    9.81             1,015.52                        9.35
Investor             1,000.00             1,117.10                    8.45             1,016.81                        8.05

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.72%, 2.37%, 2.37%, 1.87% and 1.61% for Class A, B, C, R and
    Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

                                           [ARROW    For More Information Visit
                                           BUTTON    AIMINVESTMENTS.COM
                                           IMAGE]

AIM EUROPEAN GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

   Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

   Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

   In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

==========================================   ==========================================    IN NET ASSET VALUE AND THE EFFECT OF THE
                                                                                           MAXIMUM SALES CHARGE UNLESS OTHERWISE
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  STATED. PERFORMANCE FIGURES DO NOT
                                                                                           REFLECT DEDUCTION OF TAXES A SHAREHOLDER
As of 4/30/05, including applicable sales    As of 3/31/05, including applicable sales     WOULD PAY ON FUND DISTRIBUTIONS OR SALE
charges                                      charges                                       OF FUND SHARES. INVESTMENT RETURN AND
                                                                                           PRINCIPAL VALUE WILL FLUCTUATE SO THAT
CLASS A SHARES                               CLASS A SHARES                                YOU MAY HAVE A GAIN OR LOSS WHEN YOU
Inception (11/3/97)                14.58%    Inception (11/3/97)                15.25%     SELL SHARES.
 5 Years                            1.65      5 Years                            0.14
 1 Year                            16.48      1 Year                            18.43         CLASS A SHARE PERFORMANCE REFLECTS
                                                                                           THE MAXIMUM 5.50% SALES CHARGE, AND
CLASS B SHARES                               CLASS B SHARES                                CLASS B AND CLASS C SHARE PERFORMANCE
Inception (11/3/97)                14.67%    Inception (11/3/97)                15.34%     REFLECTS THE APPLICABLE CONTINGENT
 5 Years                            1.77      5 Years                            0.22      DEFERRED SALES CHARGE (CDSC) FOR THE
 1 Year                            17.51      1 Year                            19.48      PERIOD INVOLVED. THE CDSC ON CLASS B
                                                                                           SHARES DECLINES FROM 5% BEGINNING AT THE
CLASS C SHARES                               CLASS C SHARES                                TIME OF PURCHASE TO 0% AT THE BEGINNING
Inception (11/3/97)                14.68%    Inception (11/3/97)                15.35%     OF THE SEVENTH YEAR. THE CDSC ON CLASS C
 5 Years                            2.13      5 Years                            0.62      SHARES IS 1% FOR THE FIRST YEAR AFTER
 1 Year                            21.50      1 Year                            23.51      PURCHASE. CLASS R SHARES DO NOT HAVE A
                                                                                           FRONT-END SALES CHARGE; RETURNS SHOWN
CLASS R SHARES                               CLASS R SHARES                                ARE AT NET ASSET VALUE AND DO NOT
Inception                          15.27%    Inception                          15.95%     REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
 5 Years                            2.64      5 Years                            1.11      ON A TOTAL REDEMPTION OF RETIREMENT PLAN
 1 Year                            23.08      1 Year                            25.10      ASSETS WITHIN THE FIRST YEAR. INVESTOR
                                                                                           CLASS SHARES DO NOT HAVE A FRONT-END
INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES                         SALES CHARGE OR A CDSC; THEREFORE,
Inception                          15.47%    Inception                          16.15%     PERFORMANCE IS AT NET ASSET VALUE.
 5 Years                            2.83      5 Years                            1.29
 1 Year                            23.43      1 Year                            25.50         THE PERFORMANCE OF THE FUND'S SHARE
                                                                                           CLASSES WILL DIFFER DUE TO DIFFERENT
==========================================   ==========================================    SALES CHARGE STRUCTURES AND CLASS
                                                                                           EXPENSES.
CLASS R SHARES' INCEPTION DATE IS JUNE       OF HISTORICAL INVESTOR CLASS SHARE
3, 2002. RETURNS SINCE THAT DATE ARE         PERFORMANCE AND RESTATED CLASS A SHARE           A REDEMPTION FEE OF 2% WILL BE
HISTORICAL RETURNS. ALL OTHER RETURNS        PERFORMANCE (FOR PERIODS PRIOR TO THE         IMPOSED ON CERTAIN REDEMPTIONS OR
ARE BLENDED RETURNS OF HISTORICAL CLASS      INCEPTION DATE OF INVESTOR CLASS SHARES)      EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
R SHARE PERFORMANCE AND RESTATED CLASS A     AT NET ASSET VALUE AND REFLECT THE            OF PURCHASE. EXCEPTIONS TO THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      HIGHER RULE 12b-1 FEES APPLICABLE TO          REDEMPTION FEE ARE LISTED IN THE FUND'S
THE INCEPTION DATE OF CLASS R SHARES) AT     CLASS A SHARES. CLASS A SHARES'               PROSPECTUS.
NET ASSET VALUE, ADJUSTED TO REFLECT THE     INCEPTION DATE IS NOVEMBER 3, 1997.
HIGHER RULE 12b-1 FEES APPLICABLE TO
CLASS R SHARES. CLASS A SHARES'                 THE PERFORMANCE DATA QUOTED REPRESENT
INCEPTION DATE IS NOVEMBER 3, 1997.          PAST PERFORMANCE AND CANNOT GUARANTEE
                                             COMPARABLE FUTURE RESULTS; CURRENT
   INVESTOR CLASS SHARES' INCEPTION DATE     PERFORMANCE MAY BE LOWER OR HIGHER.
IS SEPTEMBER 30, 2003. RETURNS SINCE         PLEASE VISIT AIMINVESTMENTS.COM FOR THE
THAT DATE ARE HISTORICAL RETURNS. ALL        MOST RECENT MONTH-END PERFORMANCE.
OTHER RETURNS ARE BLENDED RETURNS            PERFORMANCE FIGURES REFLECT REINVESTED
                                             DISTRIBUTIONS, CHANGES

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN STOCKS-92.81%

AUSTRIA-1.28%

Bank Austria Creditanstalt (Diversified
  Banks)(a)                                         54,600   $  5,041,407
-------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen
  A.G. (Diversified Banks)(a)                      132,960      6,450,545
=========================================================================
                                                               11,491,952
=========================================================================

BELGIUM-4.05%

Colruyt N.V. (Food Retail)(a)                       68,300     10,313,953
-------------------------------------------------------------------------
KBC Groupe S.A. (Diversified Banks)(a)(b)          146,855     11,618,797
-------------------------------------------------------------------------
Mobistar S.A.
  (Wireless Telecommunication Services)(a)(c)      167,834     14,300,000
=========================================================================
                                                               36,232,750
=========================================================================

FRANCE-13.21%

BNP Paribas S.A. (Diversified Banks)(a)            158,247     10,442,617
-------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)
  (Acquired 03/03/04-11/02/04; Cost
  $7,597,104)(a)(d)                                104,500     12,249,529
-------------------------------------------------------------------------
Elior (Restaurants)(a)(b)                          609,300      7,626,683
-------------------------------------------------------------------------
Euler Hermes S.A.
  (Property & Casualty Insurance)(a)                63,700      5,073,585
-------------------------------------------------------------------------
Imerys S.A. (Construction Materials)(a)(b)          96,176      6,870,901
-------------------------------------------------------------------------
JC Decaux S.A. (Advertising)(a)(c)                 190,200      5,027,201
-------------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)               104,800      8,783,770
-------------------------------------------------------------------------
Pernod Ricard (Distillers & Vintners)(a)            45,978      6,968,404
-------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)          53,290      4,466,500
-------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)                 96,700      8,563,057
-------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)             67,790      6,758,065
-------------------------------------------------------------------------
Technip (Oil & Gas Equipment &
  Services)(a)(b)                                   38,450      6,530,268
-------------------------------------------------------------------------
TOTAL S.A. (Integrated Oil & Gas)(a)                63,473     14,114,468
-------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)(b)       98,850     14,856,178
=========================================================================
                                                              118,331,226
=========================================================================

GERMANY-7.12%

Adidas-Salomon A.G.
  (Apparel, Accessories & Luxury Goods)(a)(b)       32,400      5,033,056
-------------------------------------------------------------------------
Celesio A.G. (Health Care
  Distributors)(a)(b)(c)                            89,200      7,075,391
-------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(a)(b)            157,625     11,618,987
-------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)(a)       92,500      6,990,319
-------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                 105,100      4,423,603
-------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(b)                  94,700      7,234,456
-------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 01/30/02-10/03/02; Cost
  $3,468,340)(a)(b)(d)                              92,939     21,419,365
=========================================================================
                                                               63,795,177
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

GREECE-5.72%

EFG Eurobank Ergasias (Diversified Banks)(a)       298,400   $  9,031,562
-------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics
  Retail)(a)                                       289,900      9,131,197
-------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired
  07/14/03-11/03/04; Cost $6,491,747)(a)(d)        476,600     12,492,392
-------------------------------------------------------------------------
Piraeus Bank S.A. (Diversified Banks)(a)           378,700      6,421,880
-------------------------------------------------------------------------
Public Power Corp. (Electric Utilities)(a)(c)      151,980      4,062,497
-------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)(a)                                    317,300     10,072,769
=========================================================================
                                                               51,212,297
=========================================================================

HUNGARY-3.07%

MOL Magyar Olaj-es Gazipari Rt.
  (Integrated Oil & Gas)(a)                         90,500      7,437,380
-------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)(a)(c)             654,600     20,099,836
=========================================================================
                                                               27,537,216
=========================================================================

IRELAND-5.62%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                      1,828,944     21,164,647
-------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                263,350      6,559,240
-------------------------------------------------------------------------
DCC PLC (Industrial Conglomerates)                 448,600      9,986,572
-------------------------------------------------------------------------
IAWS Group PLC (Packaged Foods & Meats)(a)         373,500      5,367,730
-------------------------------------------------------------------------
Independent News & Media PLC (Publishing)(a)     2,289,800      7,251,214
=========================================================================
                                                               50,329,403
=========================================================================

ITALY-6.31%

Banca Intesa S.p.A. (Diversified Banks)(a)(b)    1,315,100      6,279,698
-------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl
  (Diversified Banks)(a)                           254,700      4,690,142
-------------------------------------------------------------------------
Davide Campari-Milano S.p.A.
  (Distillers & Vintners)(a)                       126,400      8,965,353
-------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)               725,414     18,240,869
-------------------------------------------------------------------------
Lottomatica S.p.A. (Casinos & Gaming)(a)(b)        258,000      8,782,454
-------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(a)       732,200      9,508,321
=========================================================================
                                                               56,466,837
=========================================================================

LUXEMBOURG-1.06%

SBS Broadcasting S.A.
  (Broadcasting & Cable TV)(c)                     206,300      9,510,430
=========================================================================

NETHERLANDS-3.99%

Aalberts Industries N.V.
  (Industrial Conglomerates)(a)                    252,436     11,999,672
-------------------------------------------------------------------------
Koninklijke BAM Groep N.V.
  (Construction & Engineering)(a)                   81,000      4,479,230
-------------------------------------------------------------------------
Randstad Holding N.V.
  (Employment Services)(a)(c)                      115,325      4,683,385
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
NETHERLANDS-(CONTINUED)

Royal Numico N.V.
  (Packaged Foods & Meats)(a)(b)(c)                120,627   $  4,990,551
-------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)(a)              354,460      9,622,932
=========================================================================
                                                               35,775,770
=========================================================================

NORWAY-3.09%

Aktiv Kapital A.S.A. (Specialized
  Finance)(a)(b)                                   357,300      5,328,300
-------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)(a)                   296,200      7,053,038
-------------------------------------------------------------------------
Smedvig A.S.A.-Class A (Oil & Gas
  Drilling)(a)(c)                                  428,178      7,491,375
-------------------------------------------------------------------------
Telenor A.S.A.
  (Integrated Telecommunication
  Services)(a)(c)                                  228,028      1,902,746
-------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A.
  (Oil & Gas Equipment & Services)(a)(c)           219,700      5,936,908
=========================================================================
                                                               27,712,367
=========================================================================

RUSSIA-0.77%

AO VimpelCom-ADR
  (Wireless Telecommunication Services)(c)         210,400      6,884,288
=========================================================================

SPAIN-5.16%

Corporacion Mapfre S.A. (Multi-Line
  Insurance)(a)                                    721,763     10,733,047
-------------------------------------------------------------------------
Enagas (Gas Utilities)
  (Acquired 06/25/02-11/19/04; Cost
  $5,303,178)(a)(d)                                587,760      9,278,709
-------------------------------------------------------------------------
Gestevision Telecinco S.A.
  (Broadcasting & Cable TV)
  (Acquired 06/23/04; Cost
  $3,074,314)(a)(b)(c)(d)                          250,300      5,728,218
-------------------------------------------------------------------------
Grupo Ferrovial, S.A.
  (Construction & Engineering)(a)                  213,748     12,171,160
-------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                       280,650      8,328,138
=========================================================================
                                                               46,239,272
=========================================================================

SWEDEN-2.51%

Assa Abloy A.B.-Class B (Building
  Products)(a)(b)                                  192,300      2,488,932
-------------------------------------------------------------------------
Gambro A.B.-Class A (Health Care
  Services)(a)(b)                                  628,800      8,495,920
-------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(a)                     283,040     11,459,599
=========================================================================
                                                               22,444,451
=========================================================================

SWITZERLAND-5.81%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(a)(e)      210,000      6,272,774
-------------------------------------------------------------------------
Rieter Holding A.G.
  (Auto Parts & Equipment)(a)(b)                    15,700      4,406,993
-------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            108,450     13,121,550
-------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B
  (Apparel, Accessories & Luxury Goods)(a)          33,620      4,320,054
-------------------------------------------------------------------------
Syngenta A.G.
  (Fertilizers & Agricultural Chemicals)(a)        136,930     14,186,609
-------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)(b)       121,140      9,687,096
=========================================================================
                                                               51,995,076
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

TURKEY-0.92%

Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining, Marketing &
  Transportation)(a)(c)                            656,918   $  8,269,423
=========================================================================

UNITED KINGDOM-23.12%

Aviva PLC (Multi-line Insurance)(a)                574,000      6,484,248
-------------------------------------------------------------------------
Balfour Beatty PLC
  (Construction & Engineering)(a)                1,766,700     10,311,539
-------------------------------------------------------------------------
Bunzl PLC (Trading Companies &
  Distributors)(a)                               1,141,700     11,112,830
-------------------------------------------------------------------------
Capita Group PLC (Employment Services)(a)          629,100      4,537,417
-------------------------------------------------------------------------
Daily Mail and General Trust-Class A
  (Publishing)(a)    309,800                                    3,954,349
-------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)             1,258,580     17,550,205
-------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)            571,580     16,375,169
-------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                     188,530      6,391,738
-------------------------------------------------------------------------
International Power PLC
  (Multi-Utilities & Unregulated Power)(a)(c)    1,310,000      4,567,823
-------------------------------------------------------------------------
Intertek Group PLC
  (Diversified Commercial Services)(a)             548,000      7,955,504
-------------------------------------------------------------------------
Johnston Press PLC (Publishing)(a)                 644,190      6,100,776
-------------------------------------------------------------------------
NETeller PLC (Specialized Finance)(a)(c)           485,300      4,576,673
-------------------------------------------------------------------------
Next PLC (Department Stores)(a)                    241,120      6,827,217
-------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)(a)      356,500      4,548,932
-------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)(a)                 678,000      8,230,009
-------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)      343,045     11,140,624
-------------------------------------------------------------------------
Royal Bank of Scotland Group PLC
  (Diversified Banks)(a)                           169,543      5,117,994
-------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                           1,190,694     12,460,660
-------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)(a)(c)         1,698,100      9,304,764
-------------------------------------------------------------------------
T&F Informa PLC (Publishing)(a)                  1,224,190      9,002,015
-------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                       1,910,235     11,277,725
-------------------------------------------------------------------------
Ultra Electronics Holdings PLC
  (Aerospace & Defense)(a)                         547,110      7,815,565
-------------------------------------------------------------------------
Vodafone Group PLC
  (Wireless Telecommunication Services)(a)       4,719,746     12,335,567
-------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)             433,530      4,480,034
-------------------------------------------------------------------------
WS Atkins PLC
  (Diversified Commercial Services)(a)             396,200      4,584,023
=========================================================================
                                                              207,043,400
=========================================================================
    Total Foreign Stocks (Cost $562,794,079)                  831,271,335
=========================================================================

MONEY MARKET FUNDS-5.69%

Liquid Assets Portfolio-Institutional
  Class(f)                                      25,477,464     25,477,464
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)     25,477,464     25,477,464
=========================================================================
    Total Money Market Funds (Cost
      $50,954,928)                                             50,954,928
=========================================================================
TOTAL INVESTMENTS-98.50%
  (excluding investments purchased with cash
  collateral from securities loaned) (Cost
  $613,749,007)                                               882,226,263
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.54%

STIC Prime Portfolio-Institutional
  Class(f)(g)                                  112,289,366   $112,289,366
=========================================================================
    Total Money Market Funds
      (purchased with cash collateral from
      securities loaned) (Cost $112,289,366)                  112,289,366
=========================================================================
TOTAL INVESTMENTS-111.04% (Cost $726,038,373)                 994,515,629
=========================================================================
OTHER ASSETS LESS LIABILITIES-(11.04%)                        (98,911,541)
=========================================================================
NET ASSETS-100.00%                                           $895,604,088
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $804,890,045, which represented 80.93% of the Fund's Total Investments. See
    Note 1A.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $61,168,213, which represented 6.83% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $562,794,079)*                              $  831,271,335
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $163,244,294)                            163,244,294
============================================================
    Total investments (cost $726,038,373)        994,515,629
============================================================
Foreign currencies, at market value (cost
  $9,310,840)                                      9,237,090
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,326,175
------------------------------------------------------------
  Fund shares sold                                 1,444,669
------------------------------------------------------------
  Dividends and interest                           2,683,527
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                93,272
------------------------------------------------------------
Other assets                                          42,339
============================================================
    Total assets                               1,014,342,701
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,572,743
------------------------------------------------------------
  Fund shares reacquired                           1,856,053
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 129,482
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       112,289,366
------------------------------------------------------------
Accrued distribution fees                            358,030
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,845
------------------------------------------------------------
Accrued transfer agent fees                          370,477
------------------------------------------------------------
Accrued operating expenses                           160,617
============================================================
    Total liabilities                            118,738,613
============================================================
Net assets applicable to shares outstanding   $  895,604,088
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  695,449,702
------------------------------------------------------------
Undistributed net investment income                  134,889
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (68,346,174)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              268,365,671
============================================================
                                              $  895,604,088
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  479,280,741
____________________________________________________________
============================================================
Class B                                       $  145,969,957
____________________________________________________________
============================================================
Class C                                       $   60,824,177
____________________________________________________________
============================================================
Class R                                       $    3,754,658
____________________________________________________________
============================================================
Investor Class                                $  205,774,555
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           16,385,563
____________________________________________________________
============================================================
Class B                                            5,238,742
____________________________________________________________
============================================================
Class C                                            2,181,777
____________________________________________________________
============================================================
Class R                                              128,824
____________________________________________________________
============================================================
Investor Class                                     7,042,614
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.25
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.25 divided by
      94.50%)                                 $        30.95
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        27.86
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        27.88
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        29.15
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        29.22
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $107,567,417 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $627,688)        $ 7,700,419
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $84,719 after rebates of
  $212,371)                                                       718,559
-------------------------------------------------------------------------
Interest                                                            8,025
=========================================================================
    Total investment income                                     8,427,003
=========================================================================

EXPENSES:

Advisory fees                                                   4,116,244
-------------------------------------------------------------------------
Administrative services fees                                      121,860
-------------------------------------------------------------------------
Custodian fees                                                    496,203
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         829,331
-------------------------------------------------------------------------
  Class B                                                         733,454
-------------------------------------------------------------------------
  Class C                                                         283,487
-------------------------------------------------------------------------
  Class R                                                           7,531
-------------------------------------------------------------------------
  Investor Class                                                  242,665
-------------------------------------------------------------------------
Transfer agent fees                                             1,200,885
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          20,731
-------------------------------------------------------------------------
Other                                                             233,066
=========================================================================
    Total expenses                                              8,285,457
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (97,947)
=========================================================================
    Net expenses                                                8,187,510
=========================================================================
Net investment income                                             239,493
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        84,255,541
-------------------------------------------------------------------------
  Foreign currencies                                             (155,103)
=========================================================================
                                                               84,100,438
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         5,961,974
-------------------------------------------------------------------------
  Foreign currencies                                             (243,169)
=========================================================================
                                                                5,718,805
=========================================================================
Net gain from investment securities and foreign currencies     89,819,243
=========================================================================
Net increase in net assets resulting from operations          $90,058,736
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    239,493    $    593,975
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  84,100,438      67,086,371
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            5,718,805     113,461,421
==========================================================================================
    Net increase in net assets resulting from operations        90,058,736     181,141,767
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (528,385)       (106,111)
------------------------------------------------------------------------------------------
  Class R                                                             (715)             --
------------------------------------------------------------------------------------------
  Investor Class                                                  (486,653)       (212,530)
==========================================================================================
  Decrease in net assets resulting from distributions           (1,015,753)       (318,641)
==========================================================================================
Share transactions-net:
  Class A                                                       24,153,995      12,387,787
------------------------------------------------------------------------------------------
  Class B                                                          235,363      (8,714,512)
------------------------------------------------------------------------------------------
  Class C                                                       10,422,248       4,006,947
------------------------------------------------------------------------------------------
  Class R                                                        1,401,334       1,093,306
------------------------------------------------------------------------------------------
  Investor Class                                                  (265,688)    139,066,257
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               35,947,252     147,839,785
==========================================================================================
    Net increase in net assets                                 124,990,235     328,662,911
==========================================================================================

NET ASSETS:

  Beginning of period                                          770,613,853     441,950,942
==========================================================================================
  End of period (including undistributed net investment
    income of $134,889 and $911,149, respectively).           $895,604,088    $770,613,853
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $500 million                                              0.95%
---------------------------------------------------------------------
Over $500 million                                               0.90%
_____________________________________________________________________
=====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.935%
----------------------------------------------------------------------
Next $250 million                                               0.91%
----------------------------------------------------------------------
Next $500 million                                               0.885%
----------------------------------------------------------------------
Next $1.5 billion                                               0.86%
----------------------------------------------------------------------
Next $2.5 billion                                               0.835%
----------------------------------------------------------------------
Next $2.5 billion                                               0.81%
----------------------------------------------------------------------
Next $2.5 billion                                               0.785%
----------------------------------------------------------------------
Over $10 billion                                                0.76%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $73,483.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $19,898 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $121,860.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,200,885.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $829,331, $733,454, $283,487, $7,531 and $242,665, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund it retained $89,721 in front-end sales commissions from the sale of Class A shares and $770, $10,038, $3,077 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                        MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                      10/31/04        AT COST        FROM SALES      (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class   $26,427,712     $ 54,460,569    $ (55,410,817)       $   --        $ 25,477,464     $313,571       $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class    26,427,712       54,460,569      (55,410,817)           --          25,477,464      320,269           --
====================================================================================================================================
  Subtotal              $52,855,424     $108,921,138    $(110,821,634)       $   --        $ 50,954,928     $633,840       $   --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           UNREALIZED
                        MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                      10/31/04        AT COST        FROM SALES      (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class   $11,605,133     $230,846,844    $(130,162,611)       $   --        $112,289,366     $ 84,719       $   --
====================================================================================================================================
  Total                 $64,460,557     $339,767,982    $(240,984,245)       $   --        $163,244,294     $718,559       $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of rebates.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $4,566.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $3,280 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $107,567,417 were on loan to brokers. The loans were secured by cash collateral of $112,289,366 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $84,719 for securities lending transactions, which are net of rebates.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $67,322,664 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $ 54,381,587
-----------------------------------------------------------------------------
October 31, 2009                                                  97,117,124
=============================================================================
Total capital loss carryforward                                 $151,498,711
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gain as of November 24, 2003 the date of the reorganization of INVESCO European Fund into the Fund are realized on securities held at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $239,544,844 and $201,026,427, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $274,614,943
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (6,326,538)
==============================================================================
Net unrealized appreciation of investment securities             $268,288,405
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $726,227,224.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED APRIL 30,            YEAR ENDED
                                                                         2005                    OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,698,719    $ 78,860,899     4,125,663    $ 97,941,773
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        628,165      17,591,153       860,401      19,605,645
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        615,133      17,173,897       748,539      17,048,651
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         60,099       1,775,677        74,842       1,721,074
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 617,226      18,092,785       780,496      18,487,554
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         15,790         454,285         4,447          91,218
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             24             704            --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  16,214         465,660         9,940         203,374
======================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                             --              --        22,379         452,046
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         5,121          99,255
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        53,300       1,033,743
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     7,999,868     161,401,679
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        157,336       4,665,008       283,516       6,765,403
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (164,958)     (4,665,008)     (296,150)     (6,765,403)
======================================================================================================================
Reacquired:(c)
  Class A                                                     (2,026,519)    (59,826,197)   (3,960,360)    (92,862,653)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (451,695)    (12,690,782)     (955,724)    (21,654,009)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (238,709)     (6,751,649)     (633,985)    (14,075,447)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (12,849)       (375,047)      (26,338)       (627,768)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (641,291)    (18,824,133)   (1,747,995)    (41,026,350)
======================================================================================================================
                                                               1,272,685    $ 35,947,252     7,347,960    $147,839,785
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) As of the opening of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO European Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO European Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 8,080,668 shares of the Fund for 18,162,024 shares of INVESCO European Fund outstanding as of the close of business on November 21, 2003. INVESCO European Fund's net assets at that date of $162,986,723, including $27,261,043 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $448,879,513.
(c) Amount is net of redemption fees of $6,295, $1,952, $756, $41 and $2,752 for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the six months ended April 30, 2005 and $4,825, $1,632, $518, $20 and $2,335 for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                    ---------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                                   YEAR ENDED OCTOBER 31,
                                    APRIL 30,          --------------------------------------------------------------------
                                       2005              2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  26.23          $  20.02       $  15.60       $  16.52       $  23.59       $  16.42
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           0.03(a)           0.05(a)       (0.01)(a)      (0.07)(a)      (0.06)(a)      (0.21)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       3.02              6.17           4.43          (0.85)         (7.01)          7.38
===========================================================================================================================
    Total from investment
      operations                         3.05              6.22           4.42          (0.92)         (7.07)          7.17
===========================================================================================================================
Less dividends from net investment
  income                                (0.03)            (0.01)            --             --             --             --
===========================================================================================================================
Redemption fees added to
  beneficial interest                    0.00              0.00             --             --             --             --
===========================================================================================================================
Net asset value, end of period       $  29.25          $  26.23       $  20.02       $  15.60       $  16.52       $  23.59
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                         11.64%            31.06%         28.33%         (5.57)%       (29.97)%        43.67%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $479,281          $407,566       $301,659       $283,812       $157,651       $273,605
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net
  assets                                 1.72%(c)(d)       1.87%          2.01%(d)       1.93%          1.83%          1.69%
===========================================================================================================================
Ratio of net investment income
  (loss) to average net assets           0.18%(c)          0.19%         (0.04)%        (0.42)%        (0.32)%        (0.82)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                 24%               60%            81%            94%            99%           112%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $477,830,899.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements were 1.74% (annualized) and 2.02% for the six months ended April 30, 2005 and year ended October 31, 2003, respectively.
(e)  Not annualized for periods less than one year.

                                                                           CLASS B
                                    --------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                                  YEAR ENDED OCTOBER 31,
                                    APRIL 30,          -------------------------------------------------------------------
                                       2005              2004           2003          2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  25.03          $  19.23       $  15.08       $ 16.07       $  23.11       $  16.20
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)          (0.07)(a)         (0.10)(a)      (0.11)(a)     (0.18)(a)      (0.19)(a)      (0.38)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       2.90              5.90           4.26         (0.81)         (6.85)          7.29
==========================================================================================================================
    Total from investment
      operations                         2.83              5.80           4.15         (0.99)         (7.04)          6.91
==========================================================================================================================
Redemption fees added to
  beneficial interest                    0.00              0.00             --            --             --             --
==========================================================================================================================
Net asset value, end of period       $  27.86          $  25.03       $  19.23       $ 15.08       $  16.07       $  23.11
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                         11.31%            30.16%         27.52%        (6.16)%       (30.46)%        42.65%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $145,970          $130,863       $107,959       $97,436       $105,324       $169,614
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets                                 2.37%(c)(d)       2.52%          2.66%(d)      2.58%          2.50%          2.39%
==========================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (0.47)%(c)        (0.46)%        (0.69)%       (1.07)%        (0.98)%        (1.52)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                 24%               60%            81%           94%            99%           112%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $147,906,425.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements were 2.39% (annualized) and 2.67% for the six months ended April 30, 2005 and year ended October 31, 2003, respectively.
(e)  Not annualized for periods less than one year.

                                                                         CLASS C
                                    ----------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                                YEAR ENDED OCTOBER 31,
                                    APRIL 30,          ---------------------------------------------------------------
                                       2005             2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $ 25.05           $ 19.24       $ 15.09       $ 16.09       $ 23.13       $ 16.21
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)         (0.07)(a)         (0.10)(a)     (0.11)(a)     (0.18)(a)     (0.19)(a)     (0.38)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)      2.90              5.91          4.26         (0.82)        (6.85)         7.30
======================================================================================================================
    Total from investment
      operations                        2.83              5.81          4.15         (1.00)        (7.04)         6.92
======================================================================================================================
Redemption fees added to
  beneficial interest                   0.00              0.00            --            --            --            --
======================================================================================================================
Net asset value, end of period       $ 27.88           $ 25.05       $ 19.24       $ 15.09       $ 16.09       $ 23.13
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                        11.30%            30.20%        27.50%        (6.22)%      (30.44)%       42.69%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $60,824           $45,222       $31,509       $27,323       $32,604       $54,164
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net
  assets                                2.37%(c)(d)       2.52%         2.66%(d)      2.58%         2.50%         2.39%
======================================================================================================================
Ratio of net investment income
  (loss) to average net assets         (0.47)%(c)        (0.46)%       (0.69)%       (1.07)%       (0.98)%       (1.52)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                24%               60%           81%           94%           99%          112%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $57,167,230.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements were 2.39% (annualized) and 2.67% for the six months ended April 30, 2005 and year ended October 31, 2003, respectively.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS R
                                                              ----------------------------------------------------------
                                                                                                           JUNE 3, 2002
                                                              SIX MONTHS             YEAR ENDED             (DATE SALES
                                                                ENDED                OCTOBER 31,           COMMENCED) TO
                                                              APRIL 30,          -------------------        OCTOBER 31,
                                                                 2005             2004         2003            2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $26.13           $19.98       $15.59          $ 18.35
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.00(a)          0.01(a)     (0.03)(a)        (0.04)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.03             6.14         4.42            (2.72)
========================================================================================================================
    Total from investment operations                              3.03             6.15         4.39            (2.76)
========================================================================================================================
Less dividends from net investment income                        (0.01)              --           --               --
========================================================================================================================
Redemption fees added to beneficial interest                      0.00             0.00           --               --
========================================================================================================================
Net asset value, end of period                                  $29.15           $26.13       $19.98          $ 15.59
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  11.59%           30.78%       28.16%          (15.04)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,755           $2,131       $  660          $    15
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           1.87%(c)(d)      2.02%        2.16%(d)         2.08%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.03%(c)         0.04%       (0.19)%          (0.57)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                          24%              60%          81%              94%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,037,634.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements were 1.89% (annualized) and 2.17% for the six months ended April 30, 2005 and year ended October 31, 2003, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                INVESTOR CLASS
                                                              --------------------------------------------------
                                                                                              SEPTEMBER 30, 2003
                                                              SIX MONTHS                         (DATE SALES
                                                                ENDED          YEAR ENDED       COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,       OCTOBER 31,
                                                                 2005             2004               2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  26.22         $  20.01            $18.84
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.04(a)          0.09(a)           0.00(a)
----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.03             6.15              1.17
================================================================================================================
    Total from investment operations                               3.07             6.24              1.17
================================================================================================================
Less dividends from net investment income                         (0.07)           (0.03)               --
================================================================================================================
Redemption fees added to beneficial interest                       0.00             0.00                --
================================================================================================================
Net asset value, end of period                                 $  29.22         $  26.22            $20.01
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                   11.71%           31.20%             6.21%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $205,775         $184,832            $  163
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                   1.61%(c)         1.71%             1.79%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.63%(c)         1.74%             1.79%(d)
================================================================================================================
Ratio of net investment income to average net assets               0.29%(c)         0.35%             0.18%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                                           24%              60%               81%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $208,581,483.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and                     Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and
Mark H. Williamson                Chief Legal Officer                           CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

         DOMESTIC EQUITY                           SECTOR EQUITY
                                             AIM Advantage Health Sciences Fund(1)
AIM Aggressive Growth Fund                   AIM Energy Fund(1)
AIM Basic Balanced Fund*                     AIM Financial Services Fund(1)
AIM Basic Value Fund                         AIM Global Health Care Fund
AIM Blue Chip Fund                           AIM Global Real Estate Fund
AIM Capital Development Fund                 AIM Gold & Precious Metals Fund(1)
AIM Charter Fund                             AIM Leisure Fund(1)
AIM Constellation Fund                       AIM Multi-Sector Fund(1)
AIM Diversified Dividend Fund                AIM Real Estate Fund(7)
AIM Dynamics Fund(1)                         AIM Technology Fund(1)
AIM Large Cap Basic Value Fund               AIM Utilities Fund(1)
AIM Large Cap Growth Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                           FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund(1)                    AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                 AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                 AIM Money Market Fund
AIM Small Company Growth Fund(1)             AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                    AIM Total Return Bond Fund
AIM Trimark Small Companies Fund             Premier Portfolio
AIM Weingarten Fund                          Premier U.S. Government Money Portfolio(1)

*Domestic equity and income fund             TAX-FREE

                                             AIM High Income Municipal Fund
      INTERNATIONAL/GLOBAL EQUITY            AIM Municipal Bond Fund
                                             AIM Tax-Exempt Cash Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund                  Premier Tax-Exempt Portfolio
AIM European Growth Fund
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund                  AIM ALLOCATION SOLUTIONS
AIM Global Equity Fund
AIM Global Growth Fund                       AIM Conservative Allocation Fund
AIM Global Value Fund                        AIM Growth Allocation Fund(8)
AIM International Core Equity Fund(1)        AIM Moderate Allocation Fund
AIM International Growth Fund                AIM Moderate Growth Allocation Fund
AIM International Small Company Fund(6)      AIM Moderately Conservative Allocation Fund
AIM Trimark Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com               EGR-SAR-1              A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]
  --Registered Trademark--

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Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                               AIM GLOBAL AGGRESSIVE GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2005

                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM GLOBAL AGGRESSIVE GROWTH FUND SEEKS TO PROVIDE ABOVE-AVERAGE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged Lipper Global                 The Fund provides a complete list of its
                                             Small/Mid-Cap Growth Category Average         holdings four times in each fiscal year,
o Effective September 30, 2003, Class B      represents the average performance of         at the quarter-ends. For the second and
shares are not available as an               funds in the Lipper Global Small/Mid Cap      fourth quarters, the lists appear in the
investment for retirement plans              Category, tracked by Lipper, Inc., an         Fund's semiannual and annual reports to
maintained pursuant to Section 401 of        independent mutual fund performance           shareholders. For the first and third
the Internal Revenue Code, including         monitor.                                      quarters, the Fund files the lists with
401(k) plans, money purchase pension                                                       the Securities and Exchange Commission
plans and profit sharing plans. Plans        o The Fund is not managed to track the        (SEC) on Form N-Q. Shareholders can look
that have existing accounts invested in      performance of any particular index,          up the Fund's Forms N-Q on the SEC's Web
Class B shares will continue to be           including the indexes defined here, and       site at sec.gov. Copies of the Fund's
allowed to make additional purchases.        consequently, the performance of the          Forms N-Q may be reviewed and copied at
                                             Fund may deviate significantly from the       the SEC's Public Reference Room at 450
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of the indexes.                   Fifth Street, N.W., Washington, D.C.
                                                                                           20549-0102. You can obtain information
o International investing presents           o A direct investment cannot be made in       on the operation of the Public Reference
certain risks not associated with            an index. Unless otherwise indicated,         Room, including information about
investing solely in the United States.       index results include reinvested              duplicating fee charges, by calling
These include risks relating to              dividends, and they do not reflect sales      1-202-942-8090 or 1-800-732-0330, or by
fluctuations in the value of the U.S.        charges. Performance of an index of           electronic request at the following
dollar relative to the values of other       funds reflects fund expenses;                 e-mail address: publicinfo@sec.gov. The
currencies, the custody arrangements         performance of a market index does not.       SEC file numbers for the Fund are
made for the Fund's foreign holdings,                                                      811-6463 and 33-44611. The Fund's most
differences in accounting, political         OTHER INFORMATION                             recent portfolio holdings, as filed on
risks and the lesser degree of public                                                      Form N-Q, are also available at
information required to be provided by       o The returns shown in management's           AIMinvestments.com.
non-U.S. companies.                          discussion of Fund performance are based
                                             on net asset values calculated for            A description of the policies and
o Investing in emerging markets involves     shareholder transactions. Generally           procedures that the Fund uses to
greater risk and potential reward than       accepted accounting principles require        determine how to vote proxies relating
investing in more established markets.       adjustments to be made to the net assets      to portfolio securities is available
                                             of the Fund at period end for financial       without charge, upon request, from our
o Investing in small and mid-size            reporting purposes, and as such, the net      Client Services department at
companies involves risks not associated      asset values for shareholder                  800-959-4246 or on the AIM Web site,
with investing in more established           transactions and the returns based on         AIMinvestments.com. On the home page,
companies, including business risk,          those net asset values may differ from        scroll down and click on AIM Funds Proxy
significant stock price fluctuations and     the net asset values and returns              Policy. The information is also
illiquidity.                                 reported in the Financial Highlights.         available on the SEC Web site, sec.gov.

ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this       Information regarding how the Fund voted
                                             report are generally according to the         proxies related to its portfolio
o The unmanaged MSCI World Index is a        Global Industry Classification Standard,      securities during the 12 months ended
group of global securities tracked by        which was developed by and is the             June 30, 2004, is available at our Web
Morgan Stanley Capital International.        exclusive property and a service mark of      site. Go to AIMinvestments.com, access
                                             Morgan Stanley Capital International          the About Us tab, click on Required
o The unmanaged MSCI World Growth Index      Inc. and Standard & Poor's.                   Notices and then click on Proxy Voting
is a subset of the MSCI World Index, a                                                     Activity. Next, select the Fund from the
group of global securities tracked by                                                      drop-down menu. The information is also
Morgan Stanley Capital International;                                                      available on the SEC Web site, sec.gov.
the Growth subset measures performance
of companies with higher price/earnings
ratios and higher forecasted growth
values.

===========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
===========================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM GLOBAL AGGRESSIVE GROWTH FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter
                    months of 2004. Year-to-date as of April 30, 2005, the
  [GRAHAM PHOTO]    returns were far less attractive.

                        High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
 ROBERT H. GRAHAM   sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term inflation via increases in the overnight federal funds interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period closed, the Fed raised that rate to 3%; it was the eighth increase since mid-2004. Should the Fed continue to raise
[WILLIAMSON PHOTO]  rates, this could eventually dampen economic performance, which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

MARK H. WILLIAMSON      o   Though the growth rate of the manufacturing sector
                            slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In
                            May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                        o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                        o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                        o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                        After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                        o   keep a long-term investment perspective,

                        o make sure their portfolio of investments is suitably diversified, and

                        o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                        We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

                    Robert H. Graham                      Mark H. Williamson
                    President & Vice Chair,               Chairman & President,
                    AIM Funds                             A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL AGGRESSIVE GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND                                                            MARKET CONDITIONS AND YOUR FUND
PERFORMANCE
                                             =======================================       For much of the reporting period, global
PERFORMANCE SUMMARY                                                                        markets rallied on the strength of
                                             FUND VS. INDEXES                              rising confidence in world growth
During the reporting period, global                                                        prospects. Sentiment changed in
markets rallied strongly at the close of     TOTAL RETURNS, 10/31/04-4/30/05,              mid-March, however, amid the possibility
2004 but then sold off in mid-March as       EXCLUDING APPLICABLE SALES CHARGES. IF        of further oil price hikes and signs of
high oil prices, rising global interest      SALES CHARGES WERE INCLUDED, RETURNS          sluggish corporate growth. Given this
rates and risk aversion dampened             WOULD BE LOWER.                               environment, world equity markets
investor enthusiasm. Given this                                                            largely posted negative returns for both
uncertain environment, we are pleased to     Class A Shares                    8.30%       March and April.
report positive Fund returns for our
shareholders during the reporting            Class B Shares                    7.91           Despite the late period sell-off,
period.                                                                                    global equity markets generally posted
                                             Class C Shares                    7.90        gains for the reporting period.
   We attribute the Fund's comparative                                                     International markets continued to
success to our focus on mid-cap stocks,      MSCI World Index                              dominate results, outperforming domestic
our large weighting to outperforming         (Broad Market Index)              5.70        markets by more than a two-to-one margin
European markets and our more limited                                                      in both local currency and U.S. terms.
exposure to U.S. securities.                 MSCI World Growth Index                       Given this trend, our large weighting in
                                             (Style-specific Index)            4.35        European securities and more limited
HOW WE INVEST                                                                              exposure to U.S. stocks (compared to our
                                             Lipper Global Small/Mid-Cap                   style-specific benchmark) proved
Our investment strategy is based on the      Growth Category Average (Peer                 favorable.
principle that strong                        Group Index)                      8.11
earnings--sustainable, repeatable,                                                            We continue to find attractive
above-average growth--can drive stock        SOURCE: LIPPER,INC.                           opportunities in Europe which offer key
prices. Therefore, when selecting stocks                                                   attributes we seek in companies for the
for the fund we look for companies with      =======================================       portfolio--strong earnings growth, cash
the following attributes:                                                                  generation and low valuations. One of
                                             the best market coverage, we use a            our top European contributors was VINCI,
o accelerating earnings and revenues         multi-national team approach and divide       a French construction company. Given an
                                             responsibility for the Fund by                increase in demand for French
o strong cash flow generation                geographic regions. Each team member is       construction projects, first quarter
                                             therefore a regional specialist, while        revenues for Vinci rose 8.9%
o high return on invested capital            also a sector generalist.                     year-over-year--coming in slightly ahead
                                                                                           of analysts' expectations. The company
o reasonable valuations                         Although team members specialize in        also continues to raise its dividend
                                             specific regions, we select investments       payout. We took profits and sold this
   As a global growth fund, we invest in     on a stock-by-stock basis. This means we      position during the reporting period.
both domestic and international stocks.      follow a bottom-up investment approach,
To ensure                                    selecting the most attractive stocks,
                                             not countries or sectors. Another
                                             important component of our investment
                                             strategy is that we do not hedge
                                             currencies. We believe foreign currency
                                             exposure increases the diversification
                                             benefit of international investing.

=======================================      =======================================       =======================================

TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*
                                             By sector                                      1. OTP Bank Rt. (Hungary)         2.8%
 1. United States                28.8%
                                                           [PIE CHART]                      2. Enterprise Inns PLC
 2. United Kingdom               10.1        Consumer Discretionary            26.1%           (United Kingdom)               2.5
                                             Financials                        18.9%
 3. Japan                         8.8        Industrials                       11.2%        3. Anglo Irish Bank Corp. PLC
                                             Information Technology            10.3%           (Ireland)                      2.2
 4. Canada                        6.3        Health Care                        7.3%
                                             Consumer Staples                   6.3%        4. Syngenta A.G. (Switzerland)    1.8
 5. Germany                       5.2        Energy                             5.2%
                                             Money Market Funds Plus                        5. Standard Bank Group Ltd.
TOTAL NET ASSETS       $834.4 MILLION        Other Assets Less Liabilities      5.1%           (South Africa)                 1.6
                                             Materials                          4.9%
TOTAL NUMBER OF HOLDINGS*         131        Telecommunication Services         3.5%        6. Espirit Holdings Ltd.
                                             Utilities                          1.2%           (Bermuda)                      1.5
The Fund's holdings are subject to
change, and there is no assurance that                                                      7. OPAP S.A. (Greece)             1.4
the Fund will continue to hold any
particular security.                                                                        8. Puma A.G. Rudolf Dassler
                                                                                               Sport (Germany)                1.3
*Excluding money market fund holdings.
                                                                                            9. Continental A.G. (Germany)     1.3

                                                                                           10. Amdocs Ltd. (United Kingdom)   1.3

=======================================      =======================================       =======================================

   In the United States, the Fund            a bug in its update for Virus Buster                          JAMES G. BIRDSALL,
benefited from strong stock performance      software caused malfunctions in the            [BIRDSALL      portfolio manager, is
from UNITED DEFENSE INDUSTRIES, a            networks of a number of Japanese                 PHOTO]       lead manager of AIM
manufacturer of combat vehicles and          government offices and businesses.                            Global Aggressive Growth
artillery saws. During the first quarter     During the reporting period, we trimmed                       Fund with respect to the
of 2005, the company underwent a cash        our position in this security.                                Fund's domestic portion
takeout by a British defense contractor                                                    of the Fund's portfolio. He joined AIM
that develops, delivers and supports            VimpelCom, a Russian wireless              in 1995. Mr. Birdsall received his
defense and aerospace systems. This          operator, also proved a detractor. Given      B.B.A. with a concentration in finance
generated a double-digit takeover            its emerging market locale, the stock         from Stephen F. Austin State University.
premium for the stock. We decided to         was sold indiscriminately by                  He also earned an M.B.A. with a
take profits and sold the stock before       increasingly risk averse investors. We        concentration in finance and
the close of the reporting period.           continued to own the stock, however, as       international business at the University
                                             we have faith in the company's business       of St. Thomas.
                                             models and believe current valuations
         WE CONTINUE TO FIND                 are very compelling.                                          JASON T. HOLZER,
      ATTRACTIVE OPPORTUNITIES                                                                [HOLZER      Chartered Financial
        IN EUROPE WHICH OFFER                   Given the Fund's large weighting in            PHOTO]      Analyst, senior
       KEY ATTRIBUTES WE SEEK                international securities, foreign                             portfolio manager, is
        IN COMPANIES FOR THE                 exchange can play a role in Fund                              lead manager of AIM
          PORTFOLIO--STRONG                  performance as we do not hedge                                Global Aggressive Growth
        EARNINGS GROWTH, CASH                currencies. Despite a stronger U.S.           Fund with respect to the Fund's
         GENERATION AND LOW                  dollar in 2005, for the reporting period      investments in Europe and Canada. Mr.
             VALUATIONS.                     as a whole, foreign currency                  Holzer joined AIM in 1996. He received a
                                             appreciation added slightly to fund           B.A. in quantitative economics and an
                                             returns.                                      M.S. in engineering-economic systems
   On a sector basis, financial stocks                                                     from Stanford University.
were the largest contributor to fund         IN CLOSING
performance. Long-time fund holding                                                                        BARRETT K. SIDES, senior
ANGLO IRISH BANK continues to be one of      Despite sometimes volatile market                [SIDES       portfolio manager, is
the Fund's most consistent performers.       conditions, we are pleased to once again         PHOTO]       lead manager of AIM
Amid record loan growth, robust asset        provide shareholders with positive Fund                       Global Aggressive Growth
quality and stable lending margins, the      returns for the reporting period. We                          Fund with respect to the
company's pretax profit for the              believe our bottom-up investment process                      Fund's investments in
six-month period ended March 31, 2005,       allows us to build a solid portfolio          Asia Pacific and Latin America. He
rose 35%, year-over-year.                    based on quality companies from around        joined AIM in 1990. Mr. Sides graduated
                                             the world. Given our global reach, we         with a B.S. in economics from Bucknell
   While most sectors added positively       believe the Fund can provide investors        University. He also received a master's
to Fund returns, information technology      diversification opportunities beyond          in international business from the
and telecommunication services--two of       U.S. stocks including lower valuations        University of St. Thomas.
the worst performing sectors in the MSCI     and higher dividend yields often
World Index--did not. Fortunately, we        associated with international companies.                      SHUXIN CAO, Chartered
had less exposure to these poor              Thank you for your continued                       [CAO       Financial Analyst,
performing areas than our benchmark.         participation in AIM Global Aggressive            PHOTO]      portfolio manager, is
                                             Growth Fund.                                                  manager of AIM Global
   Despite strong returns during the                                                                       Aggressive Growth Fund.
reporting period, a few Fund holdings        The views and opinions expressed in                           He joined AIM in 1997.
detracted from performance including         management's discussion of Fund               Mr. Cao graduated from Tianjin Foreign
TREND MICRO and VIMPELCOM. Trend Micro,      performance are those of A I M Advisors,      Language Institute with a B.A. in
a Tokyo-based provider of antivirus and      Inc. These views and opinions are             English. He also received an M.B.A. from
security software, witnessed a decline       subject to change at any time based on        Texas A&M University and is a Certified
in its share price after                     factors such as market and economic           Public Accountant.
                                             conditions. These views and opinions may
                                             not be relied upon as investment advice                       BORGE ENDRESEN,
                                             or recommendations, or as an offer for a        [ENDRESEN     Chartered Financial
                                             particular security. The information is           PHOTO]      Analyst, portfolio
                                             not a complete analysis of every aspect                       manager, is manager of
                                             of any market, country, industry,                             AIM Global Aggressive
                                             security or the Fund. Statements of fact                      Growth Fund. He joined
                                             are from sources considered reliable,         AIM in 1999 and graduated summa cum
                                             but A I M Advisors, Inc. makes no             laude from the University of Oregon with
                                             representation or warranty as to their        a B.S. in finance. He also earned an
                                             completeness or accuracy. Although            M.B.A. from The University of Texas at
                                             historical performance is no guarantee        Austin.
                                             of future results, these insights
                                             may help you understand our                   Assisted by Asia/Latin America Team,
                                             investment management                         Europe/Canada Team and Large Cap Growth
                                             philosophy.                                   Team

                                                 See important Fund and index                       [RIGHT ARROW GRAPHIC]
                                                disclosures inside front cover.
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

AIM GLOBAL AGGRESSIVE GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this           April 30, 2005, appear in the table
                                             table, together with the amount you           "Fund vs. Indexes" on page 2. The
As a shareholder of the Fund, you incur      invested, to estimate the expenses that       hypothetical account values and expenses
two types of costs: (1) transaction          you paid over the period. Simply divide       may not be used to estimate the actual
costs, which may include sales charges       your account value by $1,000 (for             ending account balance or expenses you
(loads) on purchase payments; contingent     example, an $8,600 account value divided      paid for the period. You may use this
deferred sales charges on redemptions;       by $1,000 = 8.6), then multiply the           information to compare the ongoing costs
and redemption fees, if any; and (2)         result by the number in the table under       of investing in the Fund and other
ongoing costs, including management          the heading entitled "Actual Expenses         funds. To do so, compare this 5%
fees; distribution and/or service fees       Paid During Period" to estimate the           hypothetical example with the 5%
(12b-1); and other Fund expenses. This       expenses you paid on your account during      hypothetical examples that appear in the
example is intended to help you              this period.                                  shareholder reports of the other funds.
understand your ongoing costs (in
dollars) of investing in the Fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
compare these costs with ongoing costs       PURPOSES                                      in the table are meant to highlight your
of investing in other mutual funds. The                                                    ongoing costs only and do not reflect
example is based on an investment of         The table below also provides                 any transactional costs, such as sales
$1,000 invested at the beginning of the      information about hypothetical account        charges (loads) on purchase payments,
period and held for the entire period        values and hypothetical expenses based        contingent deferred sales charges on
November 1, 2004, through April 30,          on the Fund's actual expense ratio and        redemptions, and redemption fees, if
2005.                                        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
                                             before expenses, which is not the Fund's      information is useful in comparing
ACTUAL EXPENSES                              actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
The table below provides information         value after expenses for the six months       of owning different funds.
about actual account values and actual       ended
expenses.

====================================================================================================================================
                                                        ACTUAL                                     HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT      ENDING ACCOUNT              EXPENSES             ENDING ACCOUNT                  EXPENSES
SHARE               VALUE                  VALUE                 PAID DURING               VALUE                      PAID DURING
CLASS             (11/1/04)             (4/30/05)(1)             PERIOD(2,3)              (4/30/05)                   PERIOD(2,4)
A                $1,000.00              $1,083.00                  $ 8.93                 $1,016.22                      $ 8.65
B                 1,000.00               1,079.10                   12.01                  1,013.24                       11.63
C                 1,000.00               1,079.00                   12.01                  1,013.24                       11.63


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio, 1.73%, 2.33%, and 2.33% for Class A, B and C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees and reduce the Class A 12b-1 fees from 0.50% to 0.35%.The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 1.64%, 2.29% and 2.29% for Class A, B and C shares, respectively.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.47, $11.81 and $11.80 for Class A, B and C shares, respectively.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.20, $11.43 and $11.43 for Class A, B and C shares, respectively.
====================================================================================================================================

                                      [ARROW
                                      BUTTON       For More Information Visit
                                      IMAGE]       AIMINVESTMENTS.COM

AIM GLOBAL AGGRESSIVE GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

   Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

   Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

   In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

=======================================      =======================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable          As of 3/31/05, including applicable
sales charges                                sales charges

CLASS A SHARES                               CLASS A SHARES
10 Years                         7.98%       10 Years                          8.76%
 5 Years                        -5.74         5 Years                         -7.43
 1 Year                          9.46         1 Year                          10.17

CLASS B SHARES                               CLASS B SHARES
10 Years                         8.04%       10 Years                          8.80%
 5 Years                        -5.61         5 Years                         -7.29
 1 Year                          9.22         1 Year                          10.02

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)               2.96%       Inception (8/4/97)                3.49%
 5 Years                        -5.31         5 Years                         -7.00
 1 Year                         13.29         1 Year                          14.02

=======================================      =======================================

THE PERFORMANCE DATA QUOTED REPRESENT        INVESTMENT RETURN AND PRINCIPAL VALUE            THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        WILL FLUCTUATE SO THAT YOU MAY HAVE A         CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT           GAIN OR LOSS WHEN YOU SELL SHARES.            SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.                                                        EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE         CLASS A SHARE PERFORMANCE REFLECTS
MOST RECENT MONTH-END PERFORMANCE.           THE MAXIMUM 4.75% SALES CHARGE, AND              A REDEMPTION FEE OF 2% WILL BE
                                             CLASS B AND CLASS C SHARE PERFORMANCE         IMPOSED ON CERTAIN REDEMPTIONS OR
   PERFORMANCE FIGURES REFLECT               REFLECTS THE APPLICABLE CONTINGENT            EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
REINVESTED DISTRIBUTIONS, CHANGES IN NET     DEFERRED SALES CHARGE (CDSC) FOR THE          OF PURCHASE. EXCEPTIONS TO THE
ASSET VALUE AND THE EFFECT OF THE            PERIOD INVOLVED. THE CDSC ON CLASS B          REDEMPTION FEE ARE LISTED IN THE FUND'S
MAXIMUM SALES CHARGE UNLESS OTHERWISE        SHARES DECLINES FROM 5% BEGINNING AT THE      PROSPECTUS.
STATED. PERFORMANCE FIGURES DO NOT           TIME OF PURCHASE TO 0% AT THE BEGINNING
REFLECT DEDUCTION OF TAXES A SHAREHOLDER     OF THE SEVENTH YEAR. THE CDSC ON CLASS C
WOULD PAY ON FUND DISTRIBUTIONS OR SALE      SHARES IS 1% FOR THE FIRST YEAR AFTER
OF FUND SHARES.                              PURCHASE.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-66.15%

AUSTRALIA-0.77%

Brambles Industries Ltd. (Diversified
  Commercial Services)(a)(b)                      598,000   $   3,674,360
-------------------------------------------------------------------------
Computershare Ltd. (Data Processing &
  Outsourced Services)(a)(b)                      700,000       2,775,618
=========================================================================
                                                                6,449,978
=========================================================================

AUSTRIA-1.17%

Erste Bank der oesterreichischen Sparkassen
  A.G. (Diversified Banks)(a)                     201,700       9,785,462
=========================================================================

BERMUDA-2.73%

Cooper Industries, Ltd.-Class A (Electrical
  Components & Equipment)                          95,000       6,047,700
-------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)(a)        1,692,500      12,608,721
-------------------------------------------------------------------------
Giordano International Ltd. (Apparel
  Retail)(a)                                    5,900,000       4,099,817
=========================================================================
                                                               22,756,238
=========================================================================

BRAZIL-0.95%

Natura Cosmeticos S.A. (Personal Products)
  (Acquired 02/25/05-03/07/05; Cost
  $2,851,258)(c)                                   95,900       2,882,120
-------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)       136,100       2,567,518
-------------------------------------------------------------------------
Sadia S.A.-Pfd. (Packaged Foods & Meats)        1,554,300       2,483,438
=========================================================================
                                                                7,933,076
=========================================================================

CANADA-6.31%

Astral Media Inc. (Broadcasting & Cable TV)       173,900       4,422,299
-------------------------------------------------------------------------
Brascan Corp.-Class A (Other Diversified
  Financial Services)                             169,700       6,133,394
-------------------------------------------------------------------------
Canadian Oil Sands Trust (Oil & Gas
  Exploration & Production)                        70,000       4,469,742
-------------------------------------------------------------------------
PetroKazakhstan Inc.-Class A (Integrated Oil
  & Gas)                                          228,400       6,614,134
-------------------------------------------------------------------------
Power Financial Corp. (Other Diversified
  Financial Services)                             263,200       6,912,830
-------------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas
  Drilling)(d)                                     64,900       4,683,053
-------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)(d)                           1,282,300       9,548,338
-------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
  (Acquired 05/16/03-11/18/03; Cost
  $5,546,847)(c)(e)                               316,500       9,872,154
=========================================================================
                                                               52,655,944
=========================================================================

FRANCE-2.71%

Eiffage S.A. (Construction & Engineering)
  (Acquired 03/16/05-03/18/05; Cost
  $4,692,420)(a)(b)(c)                             38,000       4,454,374
-------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

FRANCE-(CONTINUED)

Imerys S.A. (Construction Materials)(a)(b)         76,500   $   5,465,229
-------------------------------------------------------------------------
Pernod Ricard (Distillers & Vintners)(a)           49,000       7,426,416
-------------------------------------------------------------------------
Technip (Oil & Gas Equipment & Services)
  (Acquired 08/03/04-11/09/04; Cost
  $4,530,854)(a)(b)(c)                             31,000       5,264,976
=========================================================================
                                                               22,610,995
=========================================================================

GERMANY-5.24%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(a)(b)(d)                           62,000       9,631,157
-------------------------------------------------------------------------
Celesio A.G. (Health Care
  Distributors)(a)(b)(d)                           85,300       6,766,040
-------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(a)(b)           145,140      10,698,682
-------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)(a)      75,200       5,682,940
-------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 10/29/02-06/02/03; Cost
  $3,419,627)(a)(b)(c)                             47,435      10,932,198
=========================================================================
                                                               43,711,017
=========================================================================

GREECE-2.04%

EFG Eurobank Ergasias (Diversified Banks)(a)      190,000       5,750,659
-------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired
  07/14/03-01/30/04; Cost $5,368,735)(a)(c)       430,000      11,270,937
=========================================================================
                                                               17,021,596
=========================================================================

HUNGARY-2.81%

OTP Bank Rt. (Diversified Banks)(a)               763,500      23,443,668
=========================================================================

IRELAND-3.18%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                     1,554,172      17,984,969
-------------------------------------------------------------------------
Independent News & Media PLC (Publishing)(a)    2,690,400       8,519,813
=========================================================================
                                                               26,504,782
=========================================================================

ITALY-1.18%

Banco Popolare di Verona e Novara Scrl
  (Diversified Banks)(a)                          325,800       5,999,405
-------------------------------------------------------------------------
Lottomatica S.p.A. (Casinos & Gaming)(a)          112,600       3,832,963
=========================================================================
                                                                9,832,368
=========================================================================

JAPAN-8.79%

Daiwa House Industry Co., Ltd.
  (Homebuilding)(a)                               335,000       3,756,715
-------------------------------------------------------------------------
EXEDY Corp. (Auto Parts & Equipment)(a)(b)        235,100       3,935,378
-------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)(a)              136,700       8,044,926
-------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)(b)             243,000       4,909,783
-------------------------------------------------------------------------
Keiyo Bank, Ltd. (The) (Regional Banks)(a)        869,000       4,383,317
-------------------------------------------------------------------------
Mars Engineering Corp. (Leisure Products)(a)       97,400       3,146,759
-------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
JAPAN-(CONTINUED)

NEOMAX Co., Ltd. (Electrical Components &
  Equipment)(a)(b)                                231,000   $   5,506,995
-------------------------------------------------------------------------
NHK Spring Co., Ltd. (Auto Parts &
  Equipment)(a)(b)                                759,000       5,768,760
-------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment
  Manufacturers)(a)(b)                             44,600       5,235,970
-------------------------------------------------------------------------
Nippon Electric Gas Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                     316,000       5,022,128
-------------------------------------------------------------------------
OMRON Corp. (Electronic Equipment
  Manufacturers)(a)                               189,000       4,129,719
-------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(a)      711,000       5,137,601
-------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)                               318,000       5,416,105
-------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        111,600       4,032,706
-------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)(a)(b)                            278,600       4,865,816
=========================================================================
                                                               73,292,678
=========================================================================

MEXICO-2.77%

Alfa, S.A.-Class A (Industrial Conglomerates)   1,459,200       7,390,760
-------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)(b)        150,800       7,487,220
-------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                2,216,200       8,218,245
=========================================================================
                                                               23,096,225
=========================================================================

NETHERLANDS-0.61%

Royal Numico N.V. (Packaged Foods &
  Meats)(a)(b)(d)                                 122,500       5,068,041
=========================================================================

NORWAY-0.21%

Telenor A.S.A. (Integrated Telecommunication
  Services)(a)(b)                                 213,300       1,779,850
=========================================================================

RUSSIA-1.14%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(d)                                    291,670       9,543,442
=========================================================================

SINGAPORE-0.07%

Citiraya Industries Ltd. (Environmental
  Services)(e)(f)                               5,946,000         616,706
=========================================================================

SOUTH AFRICA-2.88%

Standard Bank Group Ltd. (Diversified
  Banks)(a)                                     1,338,442      13,412,548
-------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  11/25/03-03/10/05; Cost $7,045,548)(a)(c)       607,400      10,596,890
=========================================================================
                                                               24,009,438
=========================================================================

SOUTH KOREA-1.46%

Hana Bank (Diversified Banks)(a)                  171,100       4,318,759
-------------------------------------------------------------------------
Kiryung Electronics Co., Ltd. (Communications
  Equipment)(a)                                   479,000       3,263,776
-------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

SOUTH KOREA-(CONTINUED)

Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(a)                                      14,200   $   4,556,897
=========================================================================
                                                               12,139,432
=========================================================================

SPAIN-4.21%

Cintra Concesiones de Infraestructuras de
  Transporte S.A. (Highways & Railtracks)
  (Acquired 10/26/04-12/17/04; Cost
  $6,936,449)(a)(c)                               665,400       7,146,277
-------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)(a)(b)                                456,572       6,789,498
-------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired 07/29/04-
  08/02/04; Cost $4,083,275)(a)(c)                373,000       5,888,387
-------------------------------------------------------------------------
Gestevision Telecinco S.A. (Broadcasting &
  Cable TV) (Acquired 07/28/04-08/12/04; Cost
  $3,954,534)(a)(c)(d)                            253,100       5,792,297
-------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)(a)                                 167,600       9,543,417
=========================================================================
                                                               35,159,876
=========================================================================

SWEDEN-0.87%

Gambro A.B.-Class A (Health Care Services)(a)     536,300       7,246,123
=========================================================================

SWITZERLAND-2.26%

Baloise Holding A.G.-Class R (Multi-Line
  Insurance)(a)                                    70,300       3,600,015
-------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)                                   147,600      15,292,072
=========================================================================
                                                               18,892,087
=========================================================================

THAILAND-0.46%

Siam Commercial Bank PCL (Diversified
  Banks)(a)                                     3,213,000       3,844,895
=========================================================================

TURKEY-1.21%

Koc Holding A.S. (Industrial
  Conglomerates)(a)                               939,000       3,515,068
-------------------------------------------------------------------------
Koc Holding A.S. (Industrial
  Conglomerates)(g)                               189,284         682,864
-------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining, Marketing &
  Transportation)(a)(d)                           469,743       5,913,225
=========================================================================
                                                               10,111,157
=========================================================================

UNITED KINGDOM-10.12%

Amdocs Ltd. (Application Software)(d)             400,000      10,684,000
-------------------------------------------------------------------------
Bunzl PLC (Trading Companies &
  Distributors)(a)                                890,400       8,666,781
-------------------------------------------------------------------------
Capita Group PLC (Employment Services)(a)         581,000       4,190,493
-------------------------------------------------------------------------
Daily Mail & General Trust-Class A
  (Publishing)(a)                                 252,700       3,225,513
-------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)            1,488,600      20,757,708
-------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                    180,100       6,105,935
-------------------------------------------------------------------------
International Power PLC (Multi-Utilities &
  Unregulated Power)(a)(d)                      1,210,000       4,219,135
-------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)(a)     329,300       4,201,861
-------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            868,790   $   9,091,922
-------------------------------------------------------------------------
T&F Informa PLC (Publishing)(a)                   772,680       5,681,861
-------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)            393,360       4,064,923
-------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial
  Services)(a)                                    304,000       3,517,271
=========================================================================
                                                               84,407,403
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $370,881,021)                           551,912,477
=========================================================================

DOMESTIC COMMON STOCKS-28.77%

ADVERTISING-0.26%

Harte-Hanks, Inc.                                  77,500       2,208,750
=========================================================================

AEROSPACE & DEFENSE-1.32%

Precision Castparts Corp.                          65,000       4,787,900
-------------------------------------------------------------------------
Rockwell Collins, Inc.(b)                         135,000       6,193,800
=========================================================================
                                                               10,981,700
=========================================================================

APPAREL RETAIL-0.61%

Pacific Sunwear of California, Inc.(b)(d)         225,000       5,087,250
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.64%

V. F. Corp.                                        95,000       5,376,050
=========================================================================

APPLICATION SOFTWARE-0.71%

Citrix Systems, Inc.(d)                           175,000       3,937,500
-------------------------------------------------------------------------
NAVTEQ Corp.(d)                                    55,000       2,003,100
=========================================================================
                                                                5,940,600
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.55%

Legg Mason, Inc.(b)                                65,000       4,605,900
=========================================================================

CASINOS & GAMING-0.53%

GTECH Holdings Corp.                              180,000       4,404,600
=========================================================================

COMMUNICATIONS EQUIPMENT-0.79%

Comverse Technology, Inc.(d)                      290,000       6,609,100
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.37%

Oshkosh Truck Corp.                                41,000       3,081,150
=========================================================================

CONSUMER FINANCE-0.45%

Providian Financial Corp.(b)(d)                   225,000       3,750,750
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.92%

Alliance Data Systems Corp.(b)(d)                 190,000       7,676,000
=========================================================================

DEPARTMENT STORES-1.04%

Nordstrom, Inc.                                   170,000       8,641,100
=========================================================================

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


DISTILLERS & VINTNERS-0.73%

Constellation Brands, Inc.-Class A(d)             115,000   $   6,061,650
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.57%

Amphenol Corp.-Class A                            120,000       4,732,800
=========================================================================

HEALTH CARE EQUIPMENT-2.07%

Bard (C.R.), Inc.                                  95,000       6,761,150
-------------------------------------------------------------------------
Fisher Scientific International Inc.(d)            85,000       5,047,300
-------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)(d)                163,000       5,499,620
=========================================================================
                                                               17,308,070
=========================================================================

HEALTH CARE SERVICES-0.68%

Laboratory Corp. of America Holdings(d)           115,000       5,692,500
=========================================================================

HOTELS, RESORTS & CRUISE LINES-0.68%

Hilton Hotels Corp.                               260,000       5,675,800
=========================================================================

HOUSEHOLD PRODUCTS-0.36%

Energizer Holdings, Inc.(d)                        52,500       2,990,925
=========================================================================

INDUSTRIAL CONGLOMERATES-0.81%

Textron Inc.                                       90,000       6,781,500
=========================================================================

INTERNET SOFTWARE & SERVICES-0.63%

VeriSign, Inc.(b)(d)                              200,000       5,292,000
=========================================================================

LEISURE PRODUCTS-0.48%

Polaris Industries Inc.                            70,000       4,029,200
=========================================================================

MANAGED HEALTH CARE-1.48%

Humana Inc.(b)(d)                                 210,000       7,276,500
-------------------------------------------------------------------------
WellChoice Inc.(d)                                 90,000       5,058,000
=========================================================================
                                                               12,334,500
=========================================================================

MULTI-LINE INSURANCE-0.64%

HCC Insurance Holdings, Inc.                      150,000       5,335,500
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.67%

BJ Services Co.(b)                                175,000       8,531,250
-------------------------------------------------------------------------
National-Oilwell Varco Inc.(d)                    137,000       5,444,380
=========================================================================
                                                               13,975,630
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.26%

Newfield Exploration Co.(d)                        31,000       2,201,930
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.54%

Alliance Capital Management Holding L.P.          100,000       4,494,000
=========================================================================

PHARMACEUTICALS-0.29%

Sepracor Inc.(d)                                   40,000       2,396,800
=========================================================================


                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

PUBLISHING-0.56%

Getty Images, Inc.(b)(d)                           65,000   $   4,650,750
=========================================================================

REGIONAL BANKS-0.77%

Bank of Hawaii Corp.                              135,000       6,392,250
=========================================================================

RESTAURANTS-1.38%

Darden Restaurants, Inc.                          180,000       5,400,000
-------------------------------------------------------------------------
Yum! Brands, Inc.                                 130,000       6,104,800
=========================================================================
                                                               11,504,800
=========================================================================

SEMICONDUCTORS-1.59%

Microchip Technology Inc.                         263,370       7,500,778
-------------------------------------------------------------------------
National Semiconductor Corp.(b)                   300,000       5,724,000
=========================================================================
                                                               13,224,778
=========================================================================

SPECIALIZED FINANCE-0.70%

Chicago Mercantile Exchange Holdings Inc.(b)       30,000       5,865,600
=========================================================================

SPECIALTY CHEMICALS-0.69%

Ecolab Inc.                                       175,000       5,724,250
=========================================================================

SPECIALTY STORES-1.53%

Advance Auto Parts, Inc.(d)                        80,000       4,268,000
-------------------------------------------------------------------------
PETCO Animal Supplies, Inc.(d)                    150,000       4,695,000
-------------------------------------------------------------------------
Tiffany & Co.(b)                                  125,000       3,768,750
=========================================================================
                                                               12,731,750
=========================================================================

SYSTEMS SOFTWARE-0.56%

McAfee Inc.(d)                                    225,000       4,704,750
=========================================================================

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


TECHNOLOGY DISTRIBUTORS-0.27%

Ingram Micro Inc.-Class A(d)                      135,000   $   2,249,100
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.64%

Radian Group Inc.                                 120,000       5,331,600
=========================================================================
    Total Domestic Common Stocks (Cost
      $218,148,035)                                           240,045,383
=========================================================================

MONEY MARKET FUNDS-3.19%

Liquid Assets Portfolio-Institutional
  Class(h)                                     13,308,844      13,308,844
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)    13,308,844      13,308,844
=========================================================================
    Total Money Market Funds (Cost
      $26,617,688)                                             26,617,688
=========================================================================
TOTAL INVESTMENTS-98.11% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $615,646,744)                 818,575,548
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.04%

Liquid Assets Portfolio-Institutional
  Class(h)(i)                                  58,562,612      58,562,612
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(h)(i)                                  58,562,612      58,562,612
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $117,125,224)                                     117,125,224
=========================================================================
TOTAL INVESTMENTS-112.15% (Cost $732,771,968)                 935,700,772
=========================================================================
OTHER ASSETS LESS LIABILITIES-(12.15%)                       (101,340,029)
=========================================================================
NET ASSETS-100.00%                                          $ 834,360,743
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $440,652,520, which represented 47.09% of the Fund's Total Investments. See
    Note 1A.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $74,100,610, which represented 8.88% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Non-income producing security.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at April 30, 2005 was $10,488,860, which represented 1.12% of the Fund's Total Investments. See Note 1A.
(f) Security considered to be illiquid; the portfolio is limited to investing 15% of Net Assets in illiquid securities. The market value of this security considered illiquid at April 30, 2005 represented 0.07% of the Fund's Net Assets.
(g) Non-income producing security acquired through a corporate action.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $589,029,056)*                               $791,957,860
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $143,742,912)                           143,742,912
===========================================================
     Total investments (cost $732,771,968)      935,700,772
===========================================================
Foreign currencies, at market value (cost
  $15,453,149)                                   15,854,867
===========================================================
Receivables for:
  Investments sold                               10,395,153
-----------------------------------------------------------
  Fund shares sold                                  945,911
-----------------------------------------------------------
  Dividends                                       1,429,382
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               74,240
-----------------------------------------------------------
Other assets                                         35,180
===========================================================
     Total assets                               964,435,505
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          10,007,511
-----------------------------------------------------------
  Fund shares reacquired                          1,558,346
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                               153,728
-----------------------------------------------------------
  Collateral upon return of securities loaned   117,125,224
-----------------------------------------------------------
Accrued distribution fees                           335,731
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,042
-----------------------------------------------------------
Accrued transfer agent fees                         570,920
-----------------------------------------------------------
Accrued operating expenses                          321,260
===========================================================
     Total liabilities                          130,074,762
===========================================================
Net assets applicable to shares outstanding    $834,360,743
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $653,528,797
-----------------------------------------------------------
Undistributed net investment income (loss)       (2,051,900)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (20,219,034)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             203,102,880
___________________________________________________________
===========================================================
                                               $834,360,743
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $626,509,424
___________________________________________________________
===========================================================
Class B                                        $185,943,301
___________________________________________________________
===========================================================
Class C                                        $ 21,908,018
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          34,058,017
___________________________________________________________
===========================================================
Class B                                          10,815,387
___________________________________________________________
===========================================================
Class C                                           1,273,851
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      18.40
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $18.40 divided by
       95.25%)                                 $      19.32
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      17.19
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      17.20
___________________________________________________________
===========================================================

* At April 30, 2005, securities with an aggregate market value of $113,189,004 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $328,756)        $  6,140,086
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $173,106 after rebates of
  $1,116,936)                                                      350,378
--------------------------------------------------------------------------
Interest                                                            22,057
==========================================================================
    Total investment income                                      6,512,521
==========================================================================

EXPENSES:

Advisory fees                                                    3,978,628
--------------------------------------------------------------------------
Administrative services fees                                       111,594
--------------------------------------------------------------------------
Custodian fees                                                     397,131
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,241,586
--------------------------------------------------------------------------
  Class B                                                        1,192,845
--------------------------------------------------------------------------
  Class C                                                          113,333
--------------------------------------------------------------------------
Transfer agent fees                                              1,519,596
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           22,254
--------------------------------------------------------------------------
Other                                                              241,309
==========================================================================
    Total expenses                                               8,818,276
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (403,280)
==========================================================================
    Net expenses                                                 8,414,996
==========================================================================
Net investment income (loss)                                    (1,902,475)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (net of tax on the sale of foreign
    investments of $575-Note 1G; includes gains from
    securities sold to affiliates of $79,064)                  129,445,246
--------------------------------------------------------------------------
  Foreign currencies                                             1,248,600
==========================================================================
                                                               130,693,846
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax on
    foreign investments held of $52,582-Note 1G)               (58,087,090)
--------------------------------------------------------------------------
  Foreign currencies                                               (85,955)
==========================================================================
                                                               (58,173,045)
==========================================================================
Net gain from investment securities and foreign currencies      72,520,801
==========================================================================
Net increase in net assets resulting from operations          $ 70,618,326
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2005            2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,902,475)   $  (8,818,644)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                 130,693,846      119,729,166
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (58,173,045)      38,340,359
===========================================================================================
    Net increase in net assets resulting from operations        70,618,326      149,250,881
===========================================================================================
Share transactions-net:
  Class A                                                       13,661,138       13,287,763
-------------------------------------------------------------------------------------------
  Class B                                                      (93,941,674)    (175,103,307)
-------------------------------------------------------------------------------------------
  Class C                                                         (839,554)      (2,607,686)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (81,120,090)    (164,423,230)
===========================================================================================
    Net increase (decrease) in net assets                      (10,501,764)     (15,172,349)
===========================================================================================

NET ASSETS:

  Beginning of period                                          844,862,507      860,034,856
===========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,051,900) and $(149,425),
    respectively)                                             $834,360,743    $ 844,862,507
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is above-average long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.90%
---------------------------------------------------------------------
Over $1 billion                                                 0.85%
_____________________________________________________________________
=====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.80%
---------------------------------------------------------------------
Next $250 million                                               0.78%
---------------------------------------------------------------------
Next $500 million                                               0.76%
---------------------------------------------------------------------
Next $1.5 billion                                               0.74%
---------------------------------------------------------------------
Next $2.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.68%
---------------------------------------------------------------------
Over $10 billion                                                0.66%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $363,130.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $29,465 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $111,594.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,519,596.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Prior to January 1, 2005, the Fund paid ADI 0.50% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $1,241,586, $1,192,845 and $113,333, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $38,290 in front-end sales commissions for the sale of Class A shares and $224, $27,600 and $604 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,521,179       $ 87,710,078      $ (75,922,413)        $   --         $13,308,844     $ 87,818       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,521,179         87,710,078        (75,922,413)            --          13,308,844       89,454           --
==================================================================================================================================
  Subtotal        $3,042,358       $175,420,156      $(151,844,826)        $   --         $26,617,688     $177,272       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 76,343,445      $148,586,725      $(166,367,558)        $   --        $ 58,562,612     $ 85,764       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            76,343,445       147,652,645       (165,433,478)            --          58,562,612       87,342           --
==================================================================================================================================
  Subtotal       $152,686,890      $296,239,370      $(331,801,036)        $   --        $117,125,224     $173,106       $   --
==================================================================================================================================
  Total          $155,729,248      $471,659,526      $(483,645,862)        $   --        $143,742,912     $350,378       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $5,002,309 and sales of $1,930,292, which resulted in net realized gain of $79,064.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $10,685.

NOTE 6-- TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $3,364 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $113,189,004 were on loan to brokers. The loans were secured by cash collateral of $117,125,224 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $173,106 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2010                                              $148,732,311
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $316,316,752 and $400,317,716, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $218,194,296
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,821,158)
==============================================================================
Net unrealized appreciation of investment securities             $202,373,138
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $733,327,634.


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2005                OCTOBER 31, 2004
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,189,534    $ 22,230,372      4,622,748    $  71,616,617
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        443,822       7,799,961        775,098       11,562,193
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        145,316       2,543,343        212,782        3,180,392
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      3,868,710      72,975,710      6,909,424      111,234,847
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,134,133)    (72,975,710)    (7,355,880)    (111,234,847)
========================================================================================================================
Reacquired:(b)
  Class A                                                     (4,344,163)    (81,544,944)   (10,817,220)    (169,563,701)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,644,097)    (28,765,925)    (5,078,337)     (75,430,653)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (193,129)     (3,382,897)      (388,928)      (5,788,078)
========================================================================================================================
                                                              (4,668,140)   $(81,120,090)   (11,120,313)   $(164,423,230)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 17% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b) Amount is net of redemption fees of $884, $82 and $0 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005 and $6,487, $3,766 and $255 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS A
                              ---------------------------------------------------------------------------------
                              SIX MONTHS
                                ENDED                               YEAR ENDED OCTOBER 31,
                              APRIL 30,        ----------------------------------------------------------------
                                 2005            2004           2003        2002           2001         2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $  16.99        $  14.28       $  11.00    $  12.58       $  25.87    $    21.95
---------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                        (0.02)(a)       (0.13)(a)      (0.13)      (0.15)(a)      (0.13)        (0.28)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and unrealized)       1.43            2.84           3.41       (1.43)         (8.42)         5.56
===============================================================================================================
    Total from investment
      operations                   1.41            2.71           3.28       (1.58)         (8.55)         5.28
===============================================================================================================
Less distributions from net
  realized gains                     --              --             --          --          (4.74)        (1.36)
===============================================================================================================
Redemptions fees added to
  shares of beneficial
  interest                         0.00            0.00             --          --             --            --
===============================================================================================================
Net asset value, end of
  period                       $  18.40        $  16.99       $  14.28    $  11.00       $  12.58    $    25.87
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                    8.30%          18.98%         29.82%     (12.56)%       (38.87)%       24.27%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $626,509        $566,573       $465,855    $405,360       $563,828    $1,103,740
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         1.73%(c)        2.02%          2.10%       2.00%          1.87%         1.65%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         1.82%(c)        2.03%          2.11%       2.00%          1.87%         1.65%
===============================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                      (0.26)%(c)      (0.81)%        (0.97)%     (1.19)%        (0.75)%       (0.96)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(d)           37%             68%            64%         73%            87%           62%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $628,066,161.
(d)  Not annualized for periods less than one year.

                                                                   CLASS B
                              ---------------------------------------------------------------------------------
                              SIX MONTHS
                                ENDED                               YEAR ENDED OCTOBER 31,
                              APRIL 30,        ----------------------------------------------------------------
                                 2005            2004           2003        2002           2001         2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $  15.93        $  13.45       $  10.42    $  11.97       $  24.98    $    21.35
---------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                        (0.07)(a)       (0.19)(a)      (0.19)      (0.20)(a)      (0.21)        (0.42)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and unrealized)       1.33            2.67           3.22       (1.35)         (8.06)         5.41
===============================================================================================================
    Total from investment
      operations                   1.26            2.48           3.03       (1.55)         (8.27)         4.99
===============================================================================================================
Less distributions from net
  realized gains                     --              --             --          --          (4.74)        (1.36)
===============================================================================================================
Redemptions fees added to
  shares of beneficial
  interest                         0.00            0.00             --          --             --            --
===============================================================================================================
Net asset value, end of
  period                       $  17.19        $  15.93       $  13.45    $  10.42       $  11.97    $    24.98
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                    7.91%          18.44%         29.08%     (12.95)%       (39.19)%       23.56%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $185,943        $257,230       $374,027    $388,101       $583,933    $1,158,979
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         2.33%(c)        2.52%          2.60%       2.51%          2.39%         2.19%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         2.42%(c)        2.53%          2.61%       2.51%          2.39%         2.19%
===============================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                      (0.86)%(c)      (1.31)%        (1.47)%     (1.70)%        (1.27)%       (1.50)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(d)           37%             68%            64%         73%            87%           62%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $240,546,066.
(d)  Not annualized for periods less than one year.

                                                                      CLASS C
                                ------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                 YEAR ENDED OCTOBER 31,
                                APRIL 30,          -----------------------------------------------------------------
                                   2005             2004            2003         2002            2001         2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $ 15.93           $ 13.46         $ 10.42      $ 11.98         $ 24.99      $ 21.35
--------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.07)(a)         (0.19)(a)       (0.19)       (0.20)(a)       (0.21)       (0.42)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 1.34              2.66            3.23        (1.36)          (8.06)        5.42
====================================================================================================================
    Total from investment
      operations                    1.27              2.47            3.04        (1.56)          (8.27)        5.00
====================================================================================================================
Less distributions from net
  realized gains                      --                --              --           --           (4.74)       (1.36)
====================================================================================================================
Redemptions fees added to
  shares of beneficial
  interest                          0.00              0.00              --           --              --           --
====================================================================================================================
Net asset value, end of period   $ 17.20           $ 15.93         $ 13.46      $ 10.42         $ 11.98      $ 24.99
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                     7.97%            18.35%          29.17%      (13.02)%        (39.17)%      23.61%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $21,908           $21,059         $20,153      $19,099         $28,260      $50,908
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          2.33%(c)          2.52%           2.60%        2.51%           2.39%        2.19%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.42%(c)          2.53%           2.61%        2.51%           2.39%        2.19%
====================================================================================================================
Ratio of net investment income
  (loss) to average net assets     (0.86)%(c)        (1.31)%         (1.47)%      (1.70)%         (1.28)%      (1.50)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(d)            37%               68%             64%          73%             87%          62%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,854,374.
(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION


BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and                     Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                  (Senior Officer)                              P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Mark H. Williamson                Senior Vice President, Secretary and          CUSTODIAN
                                  Chief Legal Officer                           State Street Bank and Trust Company
                                                                                225 Franklin Street
                                  Sidney M. Dilgren                             Boston, MA 02110-2801
                                  Vice President and Treasurer
                                                                                COUNSEL TO THE FUND
                                  Robert G. Alley                               Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  J. Philip Ferguson                            Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Karen Dunn Kelley                             Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                              SECTOR EQUITY

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                     AIM Energy Fund(1)
AIM Basic Value Fund                         AIM Financial Services Fund(1)
AIM Blue Chip Fund                           AIM Global Health Care Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                       AIM Leisure Fund(1)
AIM Diversified Dividend Fund                AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                         AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund               AIM Technology Fund(1)
AIM Large Cap Growth Fund                    AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                            FIXED INCOME
AIM Opportunities I Fund
AIM Opportunities II Fund                    TAXABLE
AIM Opportunities III Fund
AIM Premier Equity Fund                      AIM Floating Rate Fund
AIM S&P 500 Index Fund(1)                    AIM High Yield Fund
AIM Select Equity Fund                       AIM Income Fund
AIM Small Cap Equity Fund(3)                 AIM Intermediate Government Fund
AIM Small Cap Growth Fund(4)                 AIM Limited Maturity Treasury Fund
AIM Small Company Growth Fund(1)             AIM Money Market Fund
AIM Trimark Endeavor Fund                    AIM Short Term Bond Fund
AIM Trimark Small Companies Fund             AIM Total Return Bond Fund
AIM Weingarten Fund                          Premier Portfolio
                                             Premier U.S. Government Money Portfolio(1)
*Domestic equity and income fund
                                             TAX-FREE

      INTERNATIONAL/GLOBAL EQUITY            AIM High Income Municipal Fund
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                             AIM ALLOCATION SOLUTIONS
AIM Global Growth Fund
AIM Global Value Fund                        AIM Conservative Allocation Fund
AIM International Core Equity Fund(1)        AIM Growth Allocation Fund(8)
AIM International Growth Fund                AIM Moderate Allocation Fund
AIM International Small Company Fund(6)      AIM Moderate Growth Allocation Fund
AIM Trimark Fund                             AIM Moderately Conservative Allocation Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com              GLA-SAR-1              A I M Distributors, Inc.

[YOUR GOALS. OUR SOLUTIONS.]
  --Registered Trademark--

Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                          AIM GLOBAL GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2005





                                 [COVER IMAGE]



    [YOUR GOALS. OUR SOLUTIONS.]            [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--                    --Registered Trademark--

AIM GLOBAL GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged LIPPER GLOBAL LARGE-CAP       The Fund provides a complete list of its
                                             GROWTH FUND INDEX represents an average       holdings four times in each fiscal year,
o Effective September 30, 2003, Class B      of the performance of large-cap global        at the quarter-ends. For the second and
shares are not available as an               growth funds tracked by Lipper, Inc., an      fourth quarters, the lists appear in the
investment for retirement plans              independent mutual fund performance           Fund's semiannual and annual reports to
maintained pursuant to Section 401 of        monitor.                                      shareholders. For the first and third
the Internal Revenue Code, including                                                       quarters, the Fund files the lists with
401(k) plans, money purchase pension         o The Fund is not managed to track the        the Securities and Exchange Commission
plans and profit sharing plans. Plans        performance of any particular index,          (SEC) on Form N-Q. Shareholders can look
that have existing accounts invested in      including the indexes defined here, and       up the Fund's Forms N-Q on the SEC's Web
Class B shares will continue to be           consequently, the performance of the          site at sec.gov. Copies of the Fund's
allowed to make additional purchases.        Fund may deviate significantly from the       Forms N-Q may be reviewed and copied at
                                             performance of the indexes.                   the SEC's Public Reference Room at 450
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                   Fifth Street, N.W., Washington, D.C.
                                             o A direct investment cannot be made in       20549-0102. You can obtain information
o International investing presents           an index. Unless otherwise indicated,         on the operation of the Public Reference
certain risks not associated with            index results include reinvested              Room, including information about
investing solely in the United States.       dividends, and they do not reflect sales      duplicating fee charges, by calling
These include risks relating to              charges. Performance of an index of           1-202-942-8090 or 1-800-732-0330, or by
fluctuations in the value of the U.S.        funds reflects fund expenses;                 electronic request at the following
dollar relative to the values of other       performance of a market index does not.       e-mail address: publicinfo@sec.gov. The
currencies, the custody arrangements                                                       SEC file numbers for the Fund are
made for the Fund's foreign holdings,        OTHER INFORMATION                             811-6463 and 33-44611. The Fund's most
differences in accounting, political                                                       recent portfolio holdings, as filed on
risks and the lesser degree of public        o The returns shown in management's           Form N-Q, are also available at
information required to be provided by       discussion of Fund performance are based      AIMinvestments.com.
non-U.S. companies.                          on net asset values calculated for
                                             shareholder transactions. Generally           A description of the policies and
ABOUT INDEXES USED IN THIS REPORT            accepted accounting principles require        procedures that the Fund uses to
                                             adjustments to be made to the net assets      determine how to vote proxies relating
o The unmanaged MSCI WORLD INDEX is a        of the Fund at period end for financial       to portfolio securities is available
group of global securities tracked by        reporting purposes, and as such, the net      without charge, upon request, from our
Morgan Stanley Capital International.        asset values for shareholder                  Client Services department at
                                             transactions and the returns based on         800-959-4246 or on the AIM Web site,
o The unmanaged MSCI WORLD GROWTH INDEX      those net asset values may differ from        AIMinvestments.com. On the home page,
is a subset of the MSCI World Index, a       the net asset values and returns              scroll down and click on AIM Funds Proxy
group of global securities tracked by        reported in the Financial Highlights.         Policy. The information is also
Morgan Stanley Capital International;                                                      available on the SEC Web site, sec.gov.
the Growth subset measures performance       o Industry classifications used in this
of companies with higher price/earnings      report are generally according to the         Information regarding how the Fund voted
ratios and higher forecasted growth          Global Industry Classification Standard,      proxies related to its portfolio
values.                                      which was developed by and is the             securities during the 12 months ended
                                             exclusive property and a service mark of      June 30, 2004, is available at our Web
                                             Morgan Stanley Capital International          site. Go to AIMinvestments.com, access
                                             Inc. and Standard & Poor's.                   the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMInvestments.com

AIM GLOBAL GROWTH FUND

                    DEAR FELLOW SHAREHOLDERS:

[PHOTO OF           Most equity market and fund indexes, domestic and
ROBERT H.           international, produced positive total returns for the six
GRAHAM]             months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter
ROBERT H. GRAHAM    months of 2004. Year-to-date as of April 30, 2005, the
                    returns were far less attractive.

                       High oil prices remained a source of unease; crude oil
[PHOTO OF           remained near or above $50 per barrel throughout the
MARK H.             reporting period. The Producer Price Index was up fairly
WILLIAMSON]         sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
MARK H. WILLIAMSON  inflation via increases in the overnight federal funds interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period closed, the Fed raised that rate to 3%; it was the eighth increase since mid-2004. Should the Fed continue to raise rates, this could eventually dampen economic performance, which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                       o Though the growth rate of the manufacturing sector
                         slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                       o Though job growth during May was much slower than
                         during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                       o For the first quarter of 2005, earnings for companies
                         included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                       o Bond yields have not risen as much as might be
                         expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                       o keep a long-term investment perspective,

                       o make sure their portfolio of investments is suitably
                         diversified, and

                       o contact their financial advisors when they have
                         questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ MARK H. WILLIAMSON

                    Robert H. Graham                     Mark H. Williamson
                    President & Vice Chair,              Chairman & President,
                    AIM Funds                            A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL GROWTH FUND

MANAGEMENT'S DISCUSSION                                                                    responsibility for the Fund by
OF FUND PERFORMANCE                                                                        geographic regions. Each team member is
                                                                                           therefore a regional specialist, while
PERFORMANCE SUMMARY                          ==========================================    also a sector generalist.

During the reporting period, global          FUND VS. INDEXES                                 Although team members specialize in
markets turned in mixed                                                                    specific regions, we select investments
results--rallying strongly at the close      TOTAL RETURNS, 10/31/04-4/30/05, EXCLUDING    on a stock-by-stock basis. This means we
of 2004 and then selling off in              APPLICABLE SALES CHARGES. IF SALES CHARGES    follow a bottom-up investment approach,
mid-March as high oil prices, rising         WERE INCLUDED, RETURNS WOULD BE LOWER.        selecting the most attractive stocks,
global interest rates and risk aversion                                                    not countries or sectors. Another
dampened investor enthusiasm. Given this     Class A Shares                       5.22%    important component of our investment
uncertain environment, we are pleased to                                                   strategy is that we do not hedge
report positive Fund returns for our         Class B Shares                       4.89     currencies. We believe foreign currency
shareholders during the reporting                                                          exposure increases the diversification
period.                                      Class C Shares                       4.88     benefit of international investing.

   As illustrated in the table to the        MSCI World Index                              MARKET CONDITIONS AND YOUR FUND
right, the Fund outperformed both its        (Broad Market Index)                 5.70
style-specific and peer group indexes.                                                     For much of the reporting period, global
We attribute this comparative success to     MSCI World Growth Index                       markets rallied on the strength of
strong stock selection, our large            (Style-specific Index)               4.35     rising confidence in world growth
weighting to outperforming European                                                        prospects. Sentiment changed in
markets and our more limited exposure to     Lipper Global Large-Cap Growth                mid-March, however, amid the possibility
U.S. securities.                             Fund Index (Peer Group Index)        3.99     of further oil price hikes and signs of
                                                                                           sluggish corporate growth. World equity
   The Fund's return was slightly lower      Source: Lipper, Inc.                          markets--as represented by the MSCI
than that of the MSCI World Index due to     ==========================================    World Index--posted negative returns for
the nature of the index. Although the                                                      both March and April.
Fund is comprised of growth stocks, the      HOW WE INVEST
index has both growth and value stocks                                                        Despite the late period sell-off,
among its constituents. As global            Our investment strategy is based on the       global equity markets generally posted
markets became more defensive during the     principle that strong                         gains for the reporting period.
reporting period, value stocks               earnings--sustainable, repeatable,            International markets continued to
outperformed growth stocks, providing        above-average growth--can drive stock         dominate results, outperforming domestic
higher returns for the MSCI World Index.     prices. Therefore, when selecting stocks      markets by more than a two-to-one margin
                                             for the Fund we look for companies with       in both local currency and U.S. dollar
                                             the following attributes:                     terms. Given this environment, our
                                                                                           continued focus on European securities
                                             o accelerating earnings and revenues,         and more limited exposure to U.S. stocks
                                                                                           once again proved favorable for Fund
                                             o strong cash flow generation                 performance.
                                             (dividends, share buybacks)

                                             o high return on invested capital

                                             o reasonable valuations

                                                As a global growth fund, we invest
                                             in both domestic and international
                                             stocks. To ensure the best market
                                             coverage, we use a multi-national team
                                             approach and divide

=======================================      =========================================     ========================================
TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*
 1. United States                 25.8%      By sector                                      1. Eni S.p.A. (Italy)              2.2%

 2. United Kingdom                12.4                        [PIE CHART]                   2. Vinci S.A. (France)             2.1

 3. France                        10.3       Financials                          20.6%      3. Imperial Tobacco Group PLC
                                                                                               (United Kingdom)                2.1
 4. Japan                          7.8       Consumer Discretionary              13.6%
                                                                                            4. Total S.A. (France)             1.9
 5. Switzerland                    7.4       Information Technology              13.6%
                                                                                            5. Syngenta A.G. (Switzerland)     1.8
TOTAL NET ASSETS        $423.2 MILLION       Health Care                         11.1%
                                                                                            6. Tesco PLC (United Kingdom)      1.7
TOTAL NUMBER OF HOLDINGS*          121       Consumer Staples                    10.3%
                                                                                            7. UBS A.G. (Switzerland)          1.6
                                             Industrials                         10.1%
The Fund's holdings are subject to                                                          8. Mediaset S.p.A. (Italy)         1.6
change, and there is no assurance that       Energy                               8.0%
the Fund will continue to hold any                                                          9. Alcon, Inc. (Switzerland)       1.6
particular security.                         Materials                            6.3%
                                                                                           10. Volvo A.B.-Class B (Sweden)     1.5
*Excluding money market fund holdings.       Telecommunication Services           3.8%

                                             Money Market Funds and
                                             Other Assets Less Liabilities        2.6%
=======================================      =========================================     ========================================

   Our largest regional allocation was       SYMANTEC, a U.S.-based global leader in                           KIRK L. ANDERSON,
in European stocks--which often pay          information security, declined as                                 portfolio manager,
higher dividends and offer more              investors became uneasy when the company          [ANDERSON       is lead manager of
attractive valuations than their U.S.        announced plans to acquire VERITAS                 PHOTO]         AIM Global Growth
peers. OPAP, a Greek gaming company, for     software--fearing the merger might                                Fund with respect to
example, pays out the majority of its        distract management. We had                                       the domestic portion
earnings in dividends to shareholders.       merger-related concerns as well and we        of the Fund's portfolio. He joined AIM
The company, which reported first            eliminated the stock from the Fund            in 1994. Mr. Anderson earned a B.A. in
quarter earnings at the top end of           before the close of the reporting             political science from Texas A&M
market expectations, continues to            period.                                       University. He also received an M.S. in
dominate its market and was a                                                              finance from the University of Houston.
significant contributor to Fund                 Although Fund returns were positive
performance.                                 across all regions, Japanese and Indian                           MATTHEW W. DENNIS,
                                             stocks as a group detracted from Fund                             Chartered Financial
        OUR LARGEST REGIONAL                 performance. In Japan, a deceleration of           [DENNIS        Analyst, portfolio
         ALLOCATION WAS IN                   exports and renewed deflationary issues            PHOTO]         manager, is lead
       EUROPEAN STOCKS--WHICH                pressured stocks, while Indian shares                             manager of AIM
          OFTEN PAY HIGHER                   fell amid cautious earnings guidance                              Global Growth Fund
        DIVIDENDS AND OFFER                  from top outsourcing firms.                   with respect to the Fund's investments
          MORE ATTRACTIVE                                                                  in Europe and Canada. He has been in the
       VALUATIONS THAN THEIR                    Despite a stronger U.S. dollar in          investment business since 1994. Mr.
            U.S. PEERS.                      2005, foreign currency exchange proved        Dennis received a B.A. in economics from
                                             POSITIVE for the Fund as many major           The University of Texas at Austin. He
   Strong stock selection in the             currencies--including the euro, pound         also earned an M.S. in finance from
construction and financial services          and yen--appreciated slightly against         Texas A&M University.
industries helped the Fund achieve           the dollar for the reporting period as a
higher returns than its style-specific       whole.                                                            BARRETT K. SIDES,
index.                                                                                                         senior portfolio
                                             IN CLOSING                                         [SIDES         manager, is lead
o Vinci, a French construction company,                                                         PHOTO]         manager of AIM
benefited from a strong increase in          Despite sometimes volatile market                                 Global Growth Fund
French construction, reporting an            conditions, we are pleased to once again                          with respect to the
increase in revenues of 8.9% in the          provide shareholders with positive Fund       Fund's investments in Asia Pacific and
first quarter of 2005, as well as an         returns for the reporting period. We          Latin America. He joined AIM in 1990.
increased dividend.                          believe our bottom-up investment process      Mr. Sides graduated with a B.S. in
                                             allows us to build a solid portfolio          economics from Bucknell University. He
o One of our most significant and            based on quality companies from around        also received a master's in
consistent contributors continues to be      the world. Given our global reach, we         international business from the
ANGLO IRISH BANK. Amid record loan           believe the Fund can provide investors        University of St. Thomas.
growth, robust asset quality and stable      diversification opportunities beyond
lending margins the company's pretax         U.S. stocks including lower valuations                            SHUXIN CAO,
profit for the six-month period ended        and higher dividend yields often                                  Chartered Financial
March 31, 2005 rose 35% year-over-year.      associated with international companies.             [CAO         Analyst, portfolio
                                             Thank you for your continued                         PHOTO]       manager, is manager
   High energy prices--oil reached more      participation in AIM Global Growth Fund.                          of AIM Global Growth
than $55 a barrel during the reporting                                                                         Fund. He joined AIM
period--benefited our primary oil            The views and opinions expressed in           in 1997. Mr. Cao graduated from Tianjin
company holdings, ENI (Italy), TOTAL         management's discussion of Fund               Foreign Language Institute with a B.A.
(France), and EXXON MOBIL (U.S.) pushing     performance are those of A I M Advisors,      in English. He also received an M.B.A.
company cash flow and earnings estimates     Inc. These views and opinions are             from Texas A&M University and is a
higher. Conversely, higher oil prices        subject to change at any time based on        Certified Public Accountant.
put a damper on consumer discretionary       factors such as market and economic
spending, which had a negative impact on     conditions. These views and opinions may                          CLAS G. OLSSON,
some of our retail holdings, including       not be relied upon as investment advice                           senior portfolio
U.K. based Next and GUS.                     or recommendations, or as an offer for a           [OLSSON        manager and head of
                                             particular security. The information is            PHOTO]         AIM's International
   During the reporting period,              not a complete analysis of every aspect                           Investment
information technology proved the worst      of any market, country, industry,                                 Management Unit, is
performing sector for both the Fund and      security or the Fund. Statements of fact      manager of AIM Global Growth Fund. Mr.
its benchmark.                               are from sources considered reliable,         Olsson joined AIM in 1994. Mr. Olsson
                                             but A I M Advisors, Inc. makes no             became a commissioned naval officer at
                                             representation or warranty as to their        the Royal Swedish Naval Academy in 1988.
                                             completeness or accuracy. Although            He also received a B.B.A. from The
                                             historical performance is no guarantee        University of Texas at Austin.
                                             of future results, these insights may
                                             help you understand our investment            Assisted by Asia/Latin America Team,
                                             management philosophy.                        Europe/Canada Team and Large Cap Growth
                                                                                           Team
                                                  See important Fund and index
                                                 disclosures inside front cover.                     [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

AIM GLOBAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to              values and expenses may not be used to
                                             estimate the expenses that you paid over      estimate the actual ending account
As a shareholder of the Fund, you incur      the period. Simply divide your account        balance or expenses you paid for the
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       period. You may use this information to
costs, which may include sales charges       account value divided by $1,000 = 8.6),       compare the ongoing costs of investing
(loads) on purchase payments; contingent     then multiply the result by the number        in the Fund and other funds. To do so,
deferred sales charges on redemptions;       in the table under the heading entitled       compare this 5% hypothetical example
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       with the 5% hypothetical examples that
ongoing costs, including management          estimate the expenses you paid on your        appear in the shareholder reports of the
fees; distribution and/or service fees       account during this period.                   other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                           in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
November 1, 2004, through April 30,          before expenses, which is not the Fund's      information is useful in comparing
2005.                                        actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months       of owning different funds. In addition,
                                             ended April 30, 2005, appear in the           if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 2. The       included, your costs would have been
about actual account values and actual       hypothetical account                          higher.
expenses. You may use the information in
this table, together

===================================================================================================================================
                                                        ACTUAL                                      HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES          ENDING ACCOUNT               EXPENSES
SHARE                VALUE                VALUE               PAID DURING            VALUE                  PAID DURING
CLASS              (11/1/04)           (4/30/05)(1)          PERIOD(2),(3)          (4/30/05)               PERIOD(2),(4)
  A                $1,000.00            $1,052.20               $ 9.30              $1,015.73                 $ 9.13
  B                 1,000.00             1,048.90                12.32               1,012.77                  12.10
  C                 1,000.00             1,048.80                12.32               1,012.77                  12.10

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.83%, 2.43% and 2.43% for Class A, B and C shares, respectively)
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on
January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees. In addition, the Board of Trustees has approved a permanent reduction of the 12B-1 plan fees applicable to Class A shares to 0.35%. The annualized expense ratio restated
as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.76%, 2.41% and 2.41% for Class A,
B and C shares, respectively.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.93, $12.22 and $12.22 for Class A, B and C shares, respectively.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.77, $12.00 and $12.00 for Class A, B and C shares, respectively.

===================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON      For More Information Visit
                                                                                           IMAGE]           AIMinvestments.com

AIM GLOBAL GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

===================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/05, including applicable sales    As of 3/31/05, including applicable sales
charges                                      charges

CLASS A SHARES                               CLASS A SHARES
10 Years                           5.95%     10 Years                          6.61%
 5 Years                          -9.32       5 Years                        -10.25
 1 Year                            4.28       1 Year                           5.98

CLASS B SHARES                               CLASS B SHARES
10 Years                           6.03%     10 Years                          6.68%
 5 Years                          -9.28       5 Years                        -10.19
 1 Year                            3.89       1 Year                           5.70

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)                 0.76%     Inception (8/4/97)                1.19%
 5 Years                          -8.90       5 Years                         -9.82
 1 Year                            7.89       1 Year                           9.77
===================================================================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT        INVESTMENT RETURN AND PRINCIPAL VALUE            THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        WILL FLUCTUATE SO THAT YOU MAY HAVE A         CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT           GAIN OR LOSS WHEN YOU SELL SHARES.            SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.                                                        EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE         CLASS A SHARE PERFORMANCE REFLECTS
MOST RECENT MONTH-END PERFORMANCE.           THE MAXIMUM 4.75% SALES CHARGE, AND CLASS        A REDEMPTION FEE OF 2% WILL BE
PERFORMANCE FIGURES REFLECT REINVESTED       B AND CLASS C SHARE PERFORMANCE REFLECTS      IMPOSED ON CERTAIN REDEMPTIONS OR
DISTRIBUTIONS, CHANGES IN NET ASSET          THE APPLICABLE CONTINGENT DEFERRED SALES      EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
VALUE AND THE EFFECT OF THE MAXIMUM          CHARGE (CDSC) FOR THE PERIOD INVOLVED.        OF PURCHASE. EXCEPTIONS TO THE
SALES CHARGE UNLESS OTHERWISE STATED.        THE CDSC ON CLASS B SHARES DECLINES FROM      REDEMPTION FEE ARE LISTED IN THE FUND'S
PERFORMANCE FIGURES DO NOT REFLECT           5% BEGINNING AT THE TIME OF PURCHASE TO       PROSPECTUS.
DEDUCTION OF TAXES A SHAREHOLDER WOULD       0% AT THE BEGINNING OF THE SEVENTH YEAR.
PAY ON FUND DISTRIBUTIONS OR SALE OF         THE CDSC ON CLASS C SHARES IS 1% FOR THE
FUND SHARES.                                 FIRST YEAR AFTER PURCHASE.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-71.62%

AUSTRALIA-2.20%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                      359,600   $  4,549,998
------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance)(a)                                   532,000      2,134,618
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(a)(b)                                224,300      2,623,694
========================================================================
                                                               9,308,310
========================================================================

AUSTRIA-0.58%

Bank Austria Creditanstalt (Diversified
  Banks)(a)                                        26,700      2,465,303
========================================================================

BELGIUM-0.98%

KBC Groupe S.A. (Diversified Banks)(a)(b)          52,650      4,165,535
========================================================================

BERMUDA-1.02%

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(c)                                     34,000      1,831,580
------------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                   80,000      2,504,800
========================================================================
                                                               4,336,380
========================================================================

BRAZIL-0.77%

Companhia de Bebidas das Americas-Pfd. ADR
  (Brewers)(b)                                    120,500      3,265,550
========================================================================

CANADA-2.69%

Manulife Financial Corp. (Life & Health
  Insurance)(b)                                   110,200      5,050,450
------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified
  Financial Services)(b)                          120,100      3,046,523
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)(b)      89,200      3,293,386
========================================================================
                                                              11,390,359
========================================================================

FRANCE-10.29%

BNP Paribas S.A. (Diversified Banks)(a)(b)         84,930      5,604,475
------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication
  Services)(a)(b)                                  77,600      3,092,313
------------------------------------------------------------------------
Lafarge S.A. (Construction Materials)(a)(b)        28,632      2,605,490
------------------------------------------------------------------------
Pernod Ricard (Distillers & Vintners)(a)(b)        22,670      3,435,854
------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)(b)      34,760      2,913,408
------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)(b)             46,400      4,108,850
------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)(b)         51,570      5,141,074
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)(b)            35,559      7,907,242
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)(b)      58,080      8,728,850
========================================================================
                                                              43,537,556
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


GERMANY-2.37%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(a)(b)                              34,150   $  5,304,904
------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                 50,800      2,138,145
------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)                    33,700      2,574,458
========================================================================
                                                              10,017,507
========================================================================

GREECE-2.55%

Alpha Bank A.E. (Diversified Banks)(a)             65,000      2,095,548
------------------------------------------------------------------------
EFG Eurobank Ergasias (Diversified Banks)(a)      107,400      3,250,636
------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)(a)                   207,700      5,444,125
========================================================================
                                                              10,790,309
========================================================================

HONG KONG-1.25%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(a)                    352,000      3,327,474
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(a)(b)                 203,000      1,944,072
========================================================================
                                                               5,271,546
========================================================================

HUNGARY-0.45%

OTP Bank Rt. (Diversified Banks)(a)                62,000      1,903,742
========================================================================

INDIA-1.21%

Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)(b)                             86,300      5,108,960
========================================================================

IRELAND-2.30%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                       518,760      6,003,121
------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)               149,490      3,723,337
========================================================================
                                                               9,726,458
========================================================================

ISRAEL-0.96%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               130,060      4,063,074
========================================================================

ITALY-4.32%

Banca Intesa S.p.A. (Diversified Banks)(a)(b)     489,300      2,336,443
------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)(b)           369,600      9,293,762
------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable
  TV)(a)(b)                                       511,500      6,642,320
========================================================================
                                                              18,272,525
========================================================================

JAPAN-7.78%

Canon Inc. (Office Electronics)(a)                 85,800      4,462,752
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)(a)(b)                             52,000      5,429,201
------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(a)                                25,100      5,537,655
------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)         63,000      3,435,611
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
JAPAN-(CONTINUED)

Orix Corp. (Consumer Finance)(a)                   12,300   $  1,669,783
------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)(a)                22,100      2,321,514
------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(a)                             63,300      3,080,492
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                               108,200      3,926,091
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)(b)      84,100      3,038,984
========================================================================
                                                              32,902,083
========================================================================

MEXICO-1.37%

Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              32,900      1,848,322
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                1,066,000      3,953,005
========================================================================
                                                               5,801,327
========================================================================

NETHERLANDS-2.32%

DSM N.V. (Specialty Chemicals)(a)                  45,700      3,061,152
------------------------------------------------------------------------
Royal Numico N.V. (Packaged Foods &
  Meats)(a)(c)                                     69,900      2,891,886
------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)(a)             142,400      3,865,896
========================================================================
                                                               9,818,934
========================================================================

NORWAY-0.26%

Telenor A.S.A. (Integrated Telecommunication
  Services)(a)(b)                                 133,100      1,110,633
========================================================================

SINGAPORE-1.02%

DBS Group Holdings Ltd. (Diversified
  Banks)(a)                                       238,000      2,078,756
------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)(a)             324,000      2,218,720
========================================================================
                                                               4,297,476
========================================================================

SOUTH KOREA-1.40%

Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                       7,000      3,201,515
------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd.
  (Diversified Banks)(a)                          104,000      2,714,208
========================================================================
                                                               5,915,723
========================================================================

SPAIN-1.58%

Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)(b)                                   138,800      4,118,815
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)(b)               152,200      2,587,159
========================================================================
                                                               6,705,974
========================================================================

SWEDEN-1.87%

Assa Abloy A.B.-Class B (Building
  Products)(a)(b)                                 111,700      1,445,729
------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(a)(b)                 159,700      6,465,863
========================================================================
                                                               7,911,592
========================================================================

SWITZERLAND-7.41%

Alcon, Inc. (Health Care Supplies)(c)              68,000      6,596,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SWITZERLAND-(CONTINUED)

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(a)        134,800   $  4,026,524
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)(b)         52,550      6,358,114
------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(c)                                 73,110      7,574,549
------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)          85,230      6,815,512
========================================================================
                                                              31,370,699
========================================================================

TAIWAN-0.32%

Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                             815,000      1,355,291
========================================================================

UNITED KINGDOM-12.35%

Amdocs Ltd. (Application Software)(c)             103,000      2,751,130
------------------------------------------------------------------------
Aviva PLC (Multi-line Insurance)(a)               382,584      4,321,898
------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)(a)                  208,000      2,119,655
------------------------------------------------------------------------
GUS PLC (Catalog Retail)(a)                       224,700      3,594,501
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)           303,970      8,708,422
------------------------------------------------------------------------
Next PLC (Department Stores)(a)                   170,800      4,836,134
------------------------------------------------------------------------
O2 PLC (Wireless Telecommunication
  Services)(c)                                  1,660,000      3,712,079
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)     198,980      6,462,014
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(a)                                        91,003      2,747,107
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                      1,249,169      7,374,896
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(a)                2,162,130      5,650,961
========================================================================
                                                              52,278,797
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $214,192,295)                          303,091,643
========================================================================

DOMESTIC COMMON STOCKS-25.80%

AEROSPACE & DEFENSE-0.42%

Lockheed Martin Corp.                              29,000      1,767,550
========================================================================

AIR FREIGHT & LOGISTICS-0.50%

FedEx Corp.                                        25,000      2,123,750
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.34%

Legg Mason, Inc.                                   20,500      1,452,630
========================================================================

BIOTECHNOLOGY-0.51%

Gilead Sciences, Inc.(c)                           58,000      2,151,800
========================================================================

COMMUNICATIONS EQUIPMENT-1.29%

Cisco Systems, Inc.(c)                            150,000      2,592,000
------------------------------------------------------------------------
Motorola, Inc.                                     96,000      1,472,640
------------------------------------------------------------------------
QUALCOMM Inc.                                      40,000      1,395,600
========================================================================
                                                               5,460,240
========================================================================

COMPUTER HARDWARE-1.33%

Dell Inc.(c)                                      162,000      5,642,460
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-1.08%

EMC Corp.(c)                                      180,000   $  2,361,600
------------------------------------------------------------------------
Lexmark International, Inc.-Class A(c)             32,000      2,222,400
========================================================================
                                                               4,584,000
========================================================================

CONSUMER FINANCE-0.79%

Capital One Financial Corp.                        20,000      1,417,800
------------------------------------------------------------------------
SLM Corp.                                          40,000      1,905,600
========================================================================
                                                               3,323,400
========================================================================

DEPARTMENT STORES-0.24%

Nordstrom, Inc.                                    20,000      1,016,600
========================================================================

DIVERSIFIED BANKS-0.50%

U.S. Bancorp                                       76,000      2,120,400
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.65%

Cendant Corp.                                     139,000      2,767,490
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.44%

Rockwell Automation, Inc.                          40,000      1,849,200
========================================================================

FOOTWEAR-0.56%

NIKE, Inc.-Class B                                 31,000      2,381,110
========================================================================

HEALTH CARE EQUIPMENT-0.41%

Waters Corp.(c)                                    44,000      1,743,720
========================================================================

HEALTH CARE FACILITIES-0.28%

HCA Inc.                                           21,000      1,172,640
========================================================================

HEALTH CARE SERVICES-0.27%

Quest Diagnostics Inc.                             11,000      1,163,800
========================================================================

HOME IMPROVEMENT RETAIL-0.64%

Home Depot, Inc. (The)                             77,000      2,723,490
========================================================================

HOMEBUILDING-0.34%

NVR, Inc.(c)                                        2,000      1,436,700
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.57%

Hilton Hotels Corp.                               110,000      2,401,300
========================================================================

HOUSEHOLD PRODUCTS-1.22%

Clorox Co. (The)                                   25,000      1,582,500
------------------------------------------------------------------------
Procter & Gamble Co. (The)                         66,000      3,573,900
========================================================================
                                                               5,156,400
========================================================================

HOUSEWARES & SPECIALTIES-0.70%

Fortune Brands, Inc.                               35,000      2,960,300
========================================================================

HYPERMARKETS & SUPER CENTERS-0.51%

Wal-Mart Stores, Inc.                              46,000      2,168,440
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-0.56%

General Electric Co.                               65,000   $  2,353,000
========================================================================

INTEGRATED OIL & GAS-0.98%

Exxon Mobil Corp.                                  73,000      4,163,190
========================================================================

INTERNET SOFTWARE & SERVICES-1.00%

VeriSign, Inc.(c)                                  95,000      2,513,700
------------------------------------------------------------------------
Yahoo! Inc.(c)                                     50,000      1,725,500
========================================================================
                                                               4,239,200
========================================================================

INVESTMENT BANKING & BROKERAGE-1.19%

Goldman Sachs Group, Inc. (The)                    47,000      5,019,130
========================================================================

MANAGED HEALTH CARE-1.89%

Aetna Inc.                                         25,000      1,834,250
------------------------------------------------------------------------
Humana Inc.(c)                                     50,000      1,732,500
------------------------------------------------------------------------
UnitedHealth Group Inc.                            47,000      4,441,970
========================================================================
                                                               8,008,720
========================================================================

MOVIES & ENTERTAINMENT-0.44%

Walt Disney Co. (The)                              70,000      1,848,000
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.52%

BJ Services Co.                                    45,000      2,193,750
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.73%

Valero Energy Corp.                                45,000      3,083,850
========================================================================

PHARMACEUTICALS-1.44%

Johnson & Johnson                                  89,000      6,108,070
========================================================================

PROPERTY & CASUALTY INSURANCE-0.96%

Allstate Corp. (The)                               72,000      4,043,520
========================================================================

RAILROADS-0.47%

Burlington Northern Santa Fe Corp.                 41,000      1,978,250
========================================================================

SEMICONDUCTORS-0.40%

Microchip Technology Inc.                          59,000      1,680,320
========================================================================

STEEL-0.42%

Nucor Corp.                                        35,000      1,788,500
========================================================================

SYSTEMS SOFTWARE-1.21%

Microsoft Corp.                                    90,000      2,277,000
------------------------------------------------------------------------
Oracle Corp.(c)                                   245,000      2,832,200
========================================================================
                                                               5,109,200
========================================================================
    Total Domestic Common Stocks (Cost
      $96,867,829)                                           109,184,120
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-1.81%

Liquid Assets Portfolio-Institutional
  Class(d)                                      3,824,006   $  3,824,006
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     3,824,006      3,824,006
========================================================================
    Total Money Market Funds (Cost
      $7,648,012)                                              7,648,012
========================================================================
TOTAL INVESTMENTS-99.23% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $318,708,136)                419,923,775
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-18.46%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  78,123,534   $ 78,123,534
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $78,123,534)                                      78,123,534
========================================================================
TOTAL INVESTMENTS-117.69% (Cost $396,831,670)                498,047,309
========================================================================
OTHER ASSETS LESS LIABILITIES-(17.69%)                       (74,858,302)
========================================================================
NET ASSETS-100.00%                                          $423,189,007
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $256,066,784, which represented 51.41% of the Fund's Total Investments. See
    Note 1A.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $311,060,124)*                               $ 412,275,763
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $85,771,546)                              85,771,546
============================================================
    Total investments (cost $396,831,670)        498,047,309
============================================================
Foreign currencies, at market value (cost
  $1,328,969)                                      1,323,388
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,547,152
------------------------------------------------------------
  Fund shares sold                                   205,821
------------------------------------------------------------
  Dividends and interest                             874,442
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                53,254
------------------------------------------------------------
Other assets                                          20,998
============================================================
    Total assets                                 506,072,364
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,002,405
------------------------------------------------------------
  Fund shares reacquired                           1,080,010
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  86,820
------------------------------------------------------------
  Collateral upon return of securities loaned     78,123,534
------------------------------------------------------------
Accrued distribution fees                            188,481
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,743
------------------------------------------------------------
Accrued transfer agent fees                          295,267
------------------------------------------------------------
Accrued operating expenses                           105,097
============================================================
    Total liabilities                             82,883,357
============================================================
Net assets applicable to shares outstanding    $ 423,189,007
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 680,056,451
------------------------------------------------------------
Undistributed net investment income                   15,274
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (358,076,708)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              101,193,990
============================================================
                                               $ 423,189,007
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 280,441,810
____________________________________________________________
============================================================
Class B                                        $ 118,186,022
____________________________________________________________
============================================================
Class C                                        $  24,561,175
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           16,002,485
____________________________________________________________
============================================================
Class B                                            7,149,057
____________________________________________________________
============================================================
Class C                                            1,484,959
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       17.52
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.52 divided by
      95.25%)                                  $       18.39
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       16.53
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       16.54
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $74,652,924 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $231,724)        $ 4,544,329
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $111,158 after rebates of
  $715,912)                                                       198,927
-------------------------------------------------------------------------
Interest                                                            4,198
=========================================================================
    Total investment income                                     4,747,454
=========================================================================

EXPENSES:

Advisory fees                                                   1,932,709
-------------------------------------------------------------------------
Administrative services fees                                       62,215
-------------------------------------------------------------------------
Custodian fees                                                    145,635
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         587,237
-------------------------------------------------------------------------
  Class B                                                         674,490
-------------------------------------------------------------------------
  Class C                                                         134,747
-------------------------------------------------------------------------
Transfer agent fees                                             1,010,353
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          15,380
-------------------------------------------------------------------------
Other                                                             180,912
=========================================================================
    Total expenses                                              4,743,678
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (111,501)
=========================================================================
    Net expenses                                                4,632,177
=========================================================================
Net investment income                                             115,277
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        29,100,074
-------------------------------------------------------------------------
  Foreign currencies                                              165,663
=========================================================================
                                                               29,265,737
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (5,091,817)
-------------------------------------------------------------------------
  Foreign currencies                                              (38,389)
=========================================================================
                                                               (5,130,206)
=========================================================================
Net gain from investment securities and foreign currencies     24,135,531
=========================================================================
Net increase in net assets resulting from operations          $24,250,808
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2005            2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    115,277    $  (2,212,745)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, and futures contracts                           29,265,737       65,312,164
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, and futures
    contracts                                                   (5,130,206)      (7,636,388)
===========================================================================================
    Net increase in net assets resulting from operations        24,250,808       55,463,031
===========================================================================================
Share transactions-net:
  Class A                                                      (20,938,754)     (77,829,276)
-------------------------------------------------------------------------------------------
  Class B                                                      (28,362,631)     (60,815,446)
-------------------------------------------------------------------------------------------
  Class C                                                       (4,538,107)      (8,514,512)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (53,839,492)    (147,159,234)
===========================================================================================
    Net increase (decrease) in net assets                      (29,588,684)     (91,696,203)
===========================================================================================

NET ASSETS:

  Beginning of period                                          452,777,691      544,473,894
===========================================================================================
  End of period (including undistributed net investment
    income (loss) of $15,274 and $(100,003), respectively)    $423,189,007    $ 452,777,691
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.85%
--------------------------------------------------------------------
Over $1 billion                                               0.80%
____________________________________________________________________
====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $88,872.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $17,182 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $62,215.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,010,353.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Prior to January 1, 2005, the Fund paid ADI 0.50% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $587,237, $674,490 and $134,747, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2005, ADI advised the Fund that it retained $22,056 in front-end sales commissions from the sale of Class A shares and $623, $11,435 and $1,072 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,732,411      $33,278,504       $(35,186,909)         $   --         $3,824,006       $43,504       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,732,411       33,278,504        (35,186,909)             --          3,824,006        44,265           --
==================================================================================================================================
  Subtotal        $11,464,822      $66,557,008       $(70,373,818)         $   --         $7,648,012       $87,769       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $76,311,756      $ 19,447,605      $ (95,759,361)        $   --         $        --     $ 48,097       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --       146,099,821        (67,976,287)            --          78,123,534       63,061           --
==================================================================================================================================
  Subtotal        $76,311,756      $165,547,426      $(163,735,648)        $   --         $78,123,534     $111,158       $   --
==================================================================================================================================
  Total           $87,776,578      $232,104,434      $(234,109,466)        $   --         $85,771,546     $198,927       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $5,447.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,648 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $74,652,924 were on loan to brokers. The loans were secured by cash collateral of $78,123,534 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $111,158 for securities lending transactions, which are net of rebates.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $274,382,571
-----------------------------------------------------------------------------
October 31, 2010                                                 101,042,257
-----------------------------------------------------------------------------
October 31, 2011                                                  11,321,620
=============================================================================
Total capital loss carryforward                                 $386,746,448
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $107,846,312 and $155,347,133, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $106,336,460
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (5,489,212)
==============================================================================
Net unrealized appreciation of investment securities             $100,847,248
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $397,200,061.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        489,439    $  8,765,240     1,232,139    $  19,652,547
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        292,111       4,946,314       565,634        8,560,279
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        104,073       1,761,593       221,675        3,352,828
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        859,380      15,429,511     1,762,944       28,418,398
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (910,196)    (15,429,511)   (1,859,129)     (28,418,398)
=======================================================================================================================
Reacquired:(b)
  Class A                                                     (2,523,353)    (45,133,505)   (7,934,725)    (125,900,221)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,058,194)    (17,879,434)   (2,711,929)     (40,957,327)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (372,905)     (6,299,700)     (783,613)     (11,867,340)
=======================================================================================================================
                                                              (3,119,645)   $(53,839,492)   (9,507,004)   $(147,159,234)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Amount is net of redemption fees of $483, $219 and $44 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005 and $1,549, $802 and $149 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                              YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        -------------------------------------------------------------
                                                     2005            2004           2003        2002           2001       2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  16.65        $  14.91       $  12.66    $  14.58       $  24.83   $  23.43
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.02(a)        (0.04)(b)      (0.08)      (0.11)(b)      (0.13)     (0.03)(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           0.85            1.78           2.33       (1.81)        (10.08)      2.77
================================================================================================================================
    Total from investment operations                   0.87            1.74           2.25       (1.92)        (10.21)      2.74
================================================================================================================================
Less distributions from net realized gains               --              --             --          --          (0.04)     (1.34)
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                             0.00            0.00             --          --             --         --
================================================================================================================================
Net asset value, end of period                     $  17.52        $  16.65       $  14.91    $  12.66       $  14.58   $  24.83
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                        5.23%          11.67%         17.77%     (13.17)%       (41.17)%    11.52%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $280,442        $286,068       $329,739    $335,954       $439,612   $796,992
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       1.83%(d)        1.96%          2.04%       1.95%          1.68%      1.62%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.87%(d)        1.97%          2.04%       1.95%          1.79%      1.63%
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           0.26%(a)(d)    (0.24)%        (0.58)%     (0.75)%        (0.66)%    (0.10)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                               24%             56%            75%         98%           134%       110%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.01) and (0.06)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $295,335,080.
(e)  Not annualized for periods less than one year.

                                                                                     CLASS B
                                                --------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED OCTOBER 31,
                                                APRIL 30,          -------------------------------------------------------------
                                                   2005              2004           2003        2002           2001       2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  15.76          $  14.18       $  12.09    $  14.00       $  23.98   $  22.78
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.03)(a)         (0.11)(b)      (0.15)      (0.17)(b)      (0.24)     (0.17)(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.80              1.69           2.24       (1.74)         (9.70)      2.71
================================================================================================================================
    Total from investment operations                 0.77              1.58           2.09       (1.91)         (9.94)      2.54
================================================================================================================================
Less distributions from net realized gains             --                --             --          --          (0.04)     (1.34)
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                           0.00              0.00             --          --             --         --
================================================================================================================================
Net asset value, end of period                   $  16.53          $  15.76       $  14.18    $  12.09       $  14.00   $  23.98
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                      4.89%            11.14%         17.29%     (13.64)%       (41.50)%    10.95%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $118,186          $139,061       $181,891    $206,189       $369,171   $806,409
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   2.43%(d)          2.46%          2.54%       2.45%          2.19%      2.16%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.47%(d)          2.47%          2.54%       2.45%          2.30%      2.17%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.34)%(a)(d)     (0.74)%        (1.08)%     (1.25)%        (1.16)%    (0.64)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                             24%               56%            75%         98%           134%       110%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.66)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $136,015,891.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                       -------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                           YEAR ENDED OCTOBER 31,
                                                       APRIL 30,        --------------------------------------------------------
                                                          2005           2004          2003       2002          2001      2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 15.77         $ 14.18       $ 12.10    $ 14.01       $ 23.98   $ 22.79
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.03)(a)       (0.11)(b)     (0.15)     (0.17)(b)     (0.22)    (0.17)(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.80            1.70          2.23      (1.74)        (9.71)     2.70
================================================================================================================================
    Total from investment operations                       0.77            1.59          2.08      (1.91)        (9.93)     2.53
================================================================================================================================
Less distributions from net realized gains                   --              --            --         --         (0.04)    (1.34)
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00            0.00            --         --            --        --
================================================================================================================================
Net asset value, end of period                          $ 16.54         $ 15.77       $ 14.18    $ 12.10       $ 14.01   $ 23.98
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                            4.88%          11.21%        17.19%    (13.63)%      (41.46)%   10.90%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $24,561         $27,649       $32,844    $34,778       $51,624   $88,810
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.43%(d)        2.46%         2.54%      2.45%         2.19%     2.16%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.47%(d)        2.47%         2.54%      2.45%         2.30%     2.17%
================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.34)%(a)(d)   (0.74)%       (1.08)%    (1.25)%       (1.16)%   (0.64)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                   24%             56%           75%        98%          134%      110%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.66)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,172,795.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and                     Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and
Mark H. Williamson                Chief Legal Officer                           CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S. Government Money
AIM Mid Cap Core Equity Fund(2)                                                            Portfolio(1)
AIM Mid Cap Growth Fund                                  SECTOR EQUITY
AIM Opportunities I Fund                                                                   TAX-FREE
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund(1)                            AIM High Income Municipal Fund
AIM Premier Equity Fund                      AIM Financial Services Fund(1)                AIM Municipal Bond Fund
AIM S&P 500 Index Fund(1)                    AIM Global Health Care Fund                   AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)            Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)                            AIM ALLOCATION SOLUTIONS
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)
AIM Trimark Small Companies Fund             AIM Technology Fund(1)                        AIM Conservative Allocation Fund
AIM Weingarten Fund                          AIM Utilities Fund(1)                         AIM Growth Allocation Fund(8)
                                                                                           AIM Moderate Allocation Fund
                                                                                           AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                           Fund

                                             ====================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ====================================================================================

* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

     AIMinvestments.com              GLG-SAR-1       A I M Distributors, Inc.

                                             [YOUR GOALS. OUR SOLUTIONS.]
                                               --Registered Trademark--

-------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore    Cash          [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products    Management          --Registered Trademark--
                                  Plans     Accounts
-------------------------------------------------------------------------------

                                                   AIM INTERNATIONAL GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2005

                                 [COVER IMAGE]

   [YOUR GOALS. OUR SOLUTIONS.]          [AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--                  --Registered Trademark--

AIM INTERNATIONAL GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          Index, which represents the performance       o Industry classifications used in this
                                             of foreign stocks tracked by Morgan           report are generally according to the
o Effective September 30, 2003, Class B      Stanley Capital International. The            Global Industry Classification Standard,
shares are not available as an               Growth portion measures performance of        which was developed by and is the
investment for retirement plans              companies with higher price/earnings          exclusive property and a service mark of
maintained pursuant to Section 401 of        ratios and higher forecasted growth           Morgan Stanley Capital International
the Internal Revenue Code, including         values.                                       Inc. and Standard & Poor's.
401(k) plans, money purchase pension
plans and profit sharing plans. Plans        o The unmanaged Lipper International          The Fund provides a complete list of its
that have existing accounts invested in      Multi-Cap Growth Fund Index represents        holdings four times in each fiscal year,
Class B shares will continue to be           an average of multi-cap international         at the quarter-ends. For the second and
allowed to make additional purchases.        growth funds tracked by Lipper, Inc., an      fourth quarters, the lists appear in the
                                             independent mutual fund performance           Fund's semiannual and annual reports to
o Class R shares are available only to       monitor, and is considered                    shareholders. For the first and third
certain retirement plans. Please see the     representative of international stocks.       quarters, the Fund files the lists with
prospectus for more information.                                                           the Securities and Exchange Commission
                                             o The Fund is not managed to track the        (SEC) on Form N-Q. Shareholders can look
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of any particular index,          up the Fund's Forms N-Q on the SEC's Web
                                             including the indexes defined here, and       site at sec.gov. Copies of the Fund's
o International investing presents           consequently, the performance of the          Forms N-Q may be reviewed and copied at
certain risks not associated with            Fund may deviate significantly from the       the SEC's Public Reference Room at 450
investing solely in the United States.       performance of the indexes.                   Fifth Street, N.W., Washington, D.C.
These include risks relating to                                                            20549-0102. You can obtain information
fluctuations in the value of the U.S.        o A direct investment cannot be made in       on the operation of the Public Reference
dollar relative to the values of other       an index. Unless otherwise indicated,         Room, including information about
currencies, the custody arrangements         index results include reinvested              duplicating fee charges, by calling
made for the Fund's foreign holdings,        dividends, and they do not reflect sales      1-202-942-8090 or 1-800-732-0330, or by
differences in accounting, political         charges. Performance of an index of           electronic request at the following
risks and the lesser degree of public        funds reflects fund expenses;                 e-mail address: publicinfo@sec.gov. The
information required to be provided by       performance of a market index does not.       SEC file numbers for the Fund are
non-U.S. companies.                                                                        811-6463 and 33-44611. The Fund's most
                                             OTHER INFORMATION                             recent portfolio holdings, as filed on
o Investing in emerging markets involves                                                   Form N-Q, are also available at
greater risk and potential reward than       o The returns shown in management's           AIMinvestments.com.
investing in more established markets.       discussion of Fund performance are based
                                             on net asset values calculated for            A description of the policies and
ABOUT INDEXES USED IN THIS REPORT            shareholder transactions. Generally           procedures that the Fund uses to
                                             accepted accounting principles require        determine how to vote proxies relating
o The unmanaged MSCI Europe, Australasia     adjustments to be made to the net assets      to portfolio securities is available
and the Far East Index (the MSCI EAFE        of the Fund at period end for financial       without charge, upon request, from our
--Registered Trademark--) is a group of      reporting purposes, and as such, the net      Client Services department at
foreign securities tracked by Morgan         asset values for shareholder                  800-959-4246 or on the AIM Web site,
Stanley Capital International.               transactions and the returns based on         AIMinvestments.com. On the home page,
                                             those net asset values may differ from        scroll down and click on AIM Funds Proxy
o The unmanaged MSCI Europe, Australasia     the net asset values and returns              Policy. The information is also
and the Far East (the MSCI EAFE              reported in the Financial Highlights.         available on the SEC Web site, sec.gov.
--Registered Trademark--) Growth Index
is a subset of the unmanaged MSCI                                                          Information regarding how the Fund voted
EAFE--Registered Trademark--                                                               proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2004, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM INTERNATIONAL GROWTH FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
    [GRAHAM         positive numbers reflected gains made during the latter
     PHOTO]         months of 2004. Year-to-date as of April 30, 2005, the
                    returns were far less attractive.

                       High oil prices remained a source of unease; crude oil ROBERT H. GRAHAM remained near or above $50 per barrel throughout the reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
  [WILLIAMSON       inflation via increases in the overnight federal funds
     PHOTO]         interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period closed, the Fed raised that rate to 3%; it was the eighth increase since mid-2004. Should the Fed continue to raise
MARK H. WILLIAMSON  rates, this could eventually dampen economic performance, which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                       o Though the growth rate of the manufacturing sector slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                       o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                       o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                       o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                       o  keep a long-term investment perspective,

                       o make sure their portfolio of investments is suitably diversified, and

                       o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds --Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments --Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM             /S/ MARK H. WILLIAMSON

                    Robert H. Graham                 Mark H. Williamson
                    President & Vice Chair,          Chairman & President,
                    AIM Funds                        A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INTERNATIONAL GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                MARKET CONDITIONS AND YOUR FUND
                                             ========================================
                                                                                           For much of the reporting period,
PERFORMANCE SUMMARY                          FUND VS. INDEXES                              international stocks trended upward with
                                                                                           some foreign markets posting multi-year
During the reporting period, foreign         TOTAL RETURNS, 10/31/04-4/30/05,              highs in early March. Sentiment changed
markets once again outperformed U.S.         EXCLUDING APPLICABLE SALES CHARGES. IF        in mid-March, however, amid the
markets--often by a two-to-one margin.       SALES CHARGES WERE INCLUDED, RETURNS          possibility of further oil price hikes
                                             WOULD BE LOWER.                               and signs of sluggish corporate growth.
   Although the Fund posted higher                                                         Given this environment, most world
returns than its benchmark indexes for       Class A Shares                     7.93%      markets posted negative returns for both
the majority of the reporting period, a                                                    March and April.
sharp sell-off in select holdings in         Class B Shares                     7.53
April impacted Fund performance. Poor                                                         Company earnings reports, however,
performance from select Japanese and         Class C Shares                     7.53       received mixed review by the market and
Indian holdings contributed to the                                                         investors. Many international companies,
Fund's lower comparative return for the      Class R Shares                     7.82       including several of the Fund's top
reporting period as a whole.                                                               holdings, exceeded analysts' estimates.
                                             MSCI EAFE Index                               While positive earnings reports
   Our focus remains, however, on            (Broad Market Index)               8.71       continued to outnumber disappointments,
long-term performance. For the period,                                                     investors often overlooked these
ended April 30, 2005, the Fund's Class A     MSCI EAFE Growth Index                        positive results and, instead, analyzed
shares at NAV outperformed the MSCI EAFE     (Style-specific Index)             8.30       "outlook" comments.
Growth Index on a one-year, five-year
and ten-year basis.                          Lipper International Multi-Cap                   Next PLC--one of our best investments
                                             Growth Fund Index                             over the last few years--declined due to
HOW WE INVEST                                (Peer Group Index)                 8.99       slower retail growth in the U.K. as
                                                                                           consumers responded to a number of rate
Our investment strategy is based on the      SOURCE: LIPPER, INC.                          hikes by the Bank of England. Next is
principle that strong                        ========================================      one of the leading retailers in Europe
earnings--sustainable, repeatable,                                                         with a return on invested capital of
above-average growth--can drive stock        As an international growth fund, we           more than 20% in 2004. The company's
prices. Therefore, when selecting stocks     invest in stocks from around the world.       historic 5-year growth rate of 25%
for the Fund we look for companies with      To ensure the best market coverage, we        slowed to high single digits this year.
the following attributes:                    use a multi-national team approach and        Although analyst consensus earnings
                                             divide responsibility for the Fund by         estimates have not changed and
o accelerating earnings and revenues         geographic regions. Each team member is       valuations remain attractive, we have
                                             therefore a regional specialist, while        trimmed our exposure due to subdued
o strong cash flow generation                also a sector generalist.                     growth prospects. We continue to
(dividends, share buybacks)                                                                believe, however, that Next is one of
                                                Although team members specialize in        the highest quality companies in Europe
o high return on invested capital            specific regions, we select investments       and therefore continue to own it.
                                             on a stock-by-stock basis. This means we
o reasonable valuations                      follow a bottom-up investment approach,
                                             selecting the most attractive stocks,
                                             not countries or sectors. Another
                                             important component of our investment
                                             strategy is that we do not hedge
                                             currencies. We believe foreign currency
                                             exposure increases diversification
                                             benefits.

========================================     ========================================      ========================================
TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*
                                             By sector
 1. United Kingdom                 14.9%                                                    1. TOTAL S.A. (France)             2.1%
                                                           [PIE CHART]
 2. Japan                          14.2                                                     2. Eni S.p.A. (Italy)              2.0
                                             Financials                         21.9%
 3. France                         11.1      Consumer Discretionary             17.6%       3. Imperial Tobacco Group PLC
                                             Industrials                        10.2%          (United Kingdom)                2.0
 4. Canada                          6.3      Consumer Staples                   10.2%
                                             Information Technology              8.4%       4. Tesco PLC (United Kingdom)      1.8
 5. Switzerland                     6.3      Energy                              7.7%
                                             Health Care                         7.2%       5. Vinci S.A. (France)             1.8
TOTAL NET ASSETS           $1.8 BILLION      Materials                           6.6%
                                             Money Market Funds Plus                        6. Syngenta A.G. (Switzerland)     1.8
TOTAL NUMBER OF HOLDINGS*           110      Other Assets Less Liabilities       4.9%
                                             Telecommunication Services          4.8%       7. Anglo Irish Bank Corp. PLC
The Fund's holdings are subject to           Utilities                           0.5%          (Ireland)                       1.7
change, and there is no assurance that
the Fund will continue to hold any                                                          8. Reckitt Benckiser PLC
particular security.                                                                           (United Kingdom)                1.6

*Excluding money market fund holdings.                                                      9. UBS A.G. (Switzerland)          1.6

                                                                                           10. Mediaset S.p.A. (Italy)         1.6

========================================     ========================================      ========================================

A common feature among many European,        Select Indian holdings also proved a                           CLAS G. OLSSON,
Canadian and Asian earnings reports was      drag on Fund performance. TATA
strong company cash flow leading to          CONSULTANCY SERVICES, an Indian                                   senior portfolio
increased dividends and share buybacks.      outsourcing company, reported                       [OLSSON       manager and head of
OPAP, a Greek gaming company, for            disappointing results as its income fell             PHOTO]       AIM's International
example, pays out the majority of its        34% for its fiscal fourth quarter ended                           Investment
earnings in dividends to shareholders.       March 31, 2005. Tata stated that a                                Management Unit, is
The company, which reported first            weaker U.S. dollar hurt growth as most        lead manager of AIM International Growth
quarter earnings at the top end of           of the company's earnings are in              Fund with respect to the Fund's
market expectations, was a significant       dollars. (A weaker dollar means the           investments in Europe and Canada. Mr.
contributor to Fund performance.             company's profits are smaller when            Olsson joined AIM in 1994. Mr. Olsson
                                             exchanged for rupees.) Given the stock's      became a commissioned naval officer at
                                             disappointing earnings, we exited the         the Royal Swedish Naval Academy in 1988.
            Foreign equities                 position during the reporting period.         He also received a B.B.A. from The
           continued to offer                                                              University of Texas at Austin.
         investors an attractive                Foreign exchange added slightly to
           alternative to U.S.               Fund returns. Although the U.S. dollar
                stocks...                    strengthened in 2005, many foreign                                BARRETT K. SIDES,
                                             currencies still appreciated against the
   Collectively, our largest regional        U.S. currency for the reporting period                            senior portfolio
allocation is in European stocks. Strong     as a whole, including the yen, euro and             [SIDES        manager, is lead
performance by some of our consumer          pound. Foreign exchange proved somewhat             PHOTO]        manager of AIM
staples companies added to our               negative for Canadian holdings, however,                          International Growth
performance. RECKITT BENCKISER--one of       as the Canadian dollar depreciated                                Fund with respect to
the world's leading household goods          against the dollar over the reporting         the Fund's investments in Asia Pacific
companies--reported strong earnings          period.                                       and Latin America. He joined AIM in
numbers in a difficult environment. The                                                    1990. Mr. Sides graduated with a B.S. in
company continued to outperform its          IN CLOSING                                    economics from Bucknell University. He
global peers driven by strong topline                                                      also received a master's in
growth and the success of recent product     As has been the trend for several years,      international business from the
launches such as Finish 4-in-1, Airwick      international markets continued to            University of St. Thomas.
Mobil'Air, and Freshmatic. The company's     outperform their domestic peers during
gross and operating margins also             the reporting period. Foreign equities
improved--despite increased raw material     continued to offer investors an                                   SHUXIN CAO,
costs.                                       attractive alternative to U.S. stocks:
                                             lower valuations, higher dividend yields                          Chartered Financial
   The Fund's exposure to a faltering        and currency diversification. Despite a              [CAO]        Analyst, portfolio
Japanese market--approximately half of       difficult environment for the Fund in                PHOTO]       manager, is manager
the Fund's Asian assets as of April 30,      April, we are pleased to provide                                  of AIM International
2005--proved a drag on performance.          shareholders with positive Fund returns                           Growth Fund. He
Despite near zero interest rates,            for the reporting period. We thank you        joined AIM in 1997. Mr. Cao graduated
Japanese consumers remain reluctant to       for your continued investment in AIM          from Tianjin Foreign Language Institute
spend. Deflationary pressures have also      International Growth Fund.                    with a B.A. in English. He also received
increased due to softer global demand                                                      an M.B.A. from Texas A&M University and
for Japanese exports, particularly high      The views and opinions expressed in           is a Certified Public Accountant.
tech products.                               management's discussion of Fund
                                             performance are those of A I M Advisors,
   Toyota lost momentum earlier this         Inc. These views and opinions are                                 MATTHEW W. DENNIS,
year as GM announced poor first quarter      subject to change at any time based on
earnings due to a weak U.S. market. This     factors such as market and economic                               Chartered Financial
raised questions about Toyota's              conditions. These views and opinions may            [DENNIS       Analyst, portfolio
performance in key North American            not be relied upon as investment advice              PHOTO]       manager, is manager
markets. We continue to own the stock,       or recommendations, or as an offer for a                          of AIM International
however, based on strong company             particular security. The information is                           Growth Fund. He has
fundamentals and attractive valuations.      not a complete analysis of every aspect       been in the investment business since
                                             of any market, country, industry,             1994. Mr. Dennis received a B.A. in
                                             security or the Fund. Statements of fact      economics from The University of Texas
                                             are from sources considered reliable,         at Austin. He also earned an M.S. in
                                             but A I M Advisors, Inc. makes no             finance from Texas A&M University.
                                             representation or warranty as to their
                                             completeness or accuracy. Although
                                             historical performance is no guarantee                            JASON T. HOLZER,
                                             of future results, these insights may
                                             help you understand our investment                                Chartered Financial
                                             management philosophy.                              [HOLZER       Analyst, senior
                                                                                                  PHOTO]       portfolio manager,
                                                   See important Fund and index                                is manager of AIM
                                                  disclosures inside front cover.                              International Growth
                                                                                           Fund. Mr. Holzer joined AIM in 1996. He
                                                                                           received a B.A. in quantitative
                                                                                           economics and an M.S. in
                                                                                           engineering-economic systems from
                                                                                           Stanford University.

                                                                                           Assisted by Asia/Latin America Team and
                                                                                           Europe/Canada Team

                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

AIM INTERNATIONAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      to estimate the expenses that you paid        or expenses you paid for the period. You
                                             over the period. Simply divide your           may use this information to compare the
As a shareholder of the Fund, you incur      account value by $1,000 (for example, an      ongoing costs of investing in the Fund
two types of costs: (1) transaction          $8,600 account value divided by $1,000 =      and other funds. To do so, compare this
costs, which may include sales charges       8.6), then multiply the result by the         5% hypothetical example with the 5%
(loads) on purchase payments; contingent     number in the table under the heading         hypothetical examples that appear in the
deferred sales charges on redemptions;       entitled "Actual Expenses Paid During         shareholder reports of the other funds.
and redemption fees, if any; and (2)         Period" to estimate the expenses you
ongoing costs, including management          paid on your account during this period.         Please note that the expenses shown
fees; distribution and/or service fees                                                     in the table are meant to highlight your
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON           ongoing costs only and do not reflect
example is intended to help you              PURPOSES                                      any transactional costs, such as sales
understand your ongoing costs (in                                                          charges (loads) on purchase payments,
dollars) of investing in the Fund and to     The table below also provides                 contingent deferred sales charges on
compare these costs with ongoing costs       information about hypothetical account        redemptions, and redemption fees, if
of investing in other mutual funds. The      values and hypothetical expenses based        any. Therefore, the hypothetical
example is based on an investment of         on the Fund's actual expense ratio and        information is useful in comparing
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      ongoing costs only, and will not help
period and held for the entire period        before expenses, which is not the Fund's      you determine the relative total costs
November 1, 2004, through April 30,          actual return. The Fund's actual              of owning different funds. In addition,
2005.                                        cumulative total returns at net asset         if these transactional costs were
                                             value after expenses for the six months       included, your costs would have been
ACTUAL EXPENSES                              ended April 30, 2005, appear in the           higher.
                                             table "Fund vs. Indexes" on page 2. The
The table below provides information         hypothetical account values and expenses
about actual account values and actual       may not be used to estimate the actual
expenses. You may use the information in     ending account balance
this table, together with the amount you
invested,

===================================================================================================================================

                                                           ACTUAL                                   HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT          ENDING ACCOUNT            EXPENSES          ENDING ACCOUNT            EXPENSES
SHARE                  VALUE                    VALUE                PAID DURING           VALUE                 PAID DURING
CLASS                (11/1/04)               (4/30/05)(1)             PERIOD(2)           (4/30/05)               PERIOD(2)
-----            -----------------          --------------           -----------        --------------           -----------
  A                   $1,000.00                $1,079.30                $ 8.97            $1,016.17                 $ 8.70
  B                    1,000.00                 1,075.30                 12.56             1,012.69                  12.18
  C                    1,000.00                 1,075.30                 12.56             1,012.69                  12.18
  R                    1,000.00                 1,078.20                 10.00             1,015.17                   9.69


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.74%, 2.44%, 2.44% and 1.94% for Class A, B, C, and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

                                      [ARROW       For More Information Visit
                                      BUTTON           AIMINVESTMENTS.COM
                                      IMAGE]

AIM INTERNATIONAL GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable          As of 3/31/05, including applicable
sales charges                                sales charges

CLASS A SHARES                               CLASS A SHARES
10 Years                           5.99%     10 Years                           6.64%
 5 Years                          -4.68       5 Years                          -5.69
 1 Year                            9.86       1 Year                           10.86

CLASS B SHARES                               CLASS B SHARES
10 Years                           5.96%     10 Years                           6.60%
 5 Years                          -4.63       5 Years                          -5.64
 1 Year                           10.41       1 Year                           11.56

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)                 2.13%     Inception (8/4/97)                 2.57%
 5 Years                          -4.27       5 Years                          -5.29
 1 Year                           14.39       1 Year                           15.48

CLASS R SHARES                               CLASS R SHARES
10 Years                           6.34%     10 Years                           7.00%
 5 Years                          -3.86       5 Years                          -4.88
 1 Year                           15.98       1 Year                           17.04

========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       REINVESTED DISTRIBUTIONS, CHANGES IN NET      YEAR. THE CDSC ON CLASS C SHARES IS 1%
3, 2002. RETURNS SINCE THAT DATE ARE         ASSET VALUE AND THE EFFECT OF THE             FOR THE FIRST YEAR AFTER PURCHASE. CLASS
HISTORICAL RETURNS. ALL OTHER RETURNS        MAXIMUM SALES CHARGE UNLESS OTHERWISE         R SHARES DO NOT HAVE A FRONT-END SALES
ARE BLENDED RETURNS OF HISTORICAL CLASS      STATED. PERFORMANCE FIGURES DO NOT            CHARGE; RETURNS SHOWN ARE AT NET ASSET
R SHARE PERFORMANCE AND RESTATED CLASS A     REFLECT DEDUCTION OF TAXES A SHAREHOLDER      VALUE AND DO NOT REFLECT A 0.75% CDSC
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      WOULD PAY ON FUND DISTRIBUTIONS OR SALE       THAT MAY BE IMPOSED ON A TOTAL
THE INCEPTION DATE OF CLASS R SHARES) AT     OF FUND SHARES. INVESTMENT RETURN AND         REDEMPTION OF RETIREMENT PLAN ASSETS
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PRINCIPAL VALUE WILL FLUCTUATE SO THAT        WITHIN THE FIRST YEAR.
HIGHER RULE 12b-1 FEES APPLICABLE TO         YOU MAY HAVE A GAIN OR LOSS WHEN YOU
CLASS R SHARES.                              SELL SHARES.                                     THE PERFORMANCE OF THE FUND'S SHARE
                                                                                           CLASSES WILL DIFFER DUE TO DIFFERENT
   THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS         SALES CHARGE STRUCTURES AND CLASS
PAST PERFORMANCE AND CANNOT GUARANTEE        THE MAXIMUM 5.50% SALES CHARGE, AND           EXPENSES.
COMPARABLE FUTURE RESULTS; CURRENT           CLASS B AND CLASS C SHARE PERFORMANCE
PERFORMANCE MAY BE LOWER OR HIGHER.          REFLECTS THE APPLICABLE CONTINGENT               A REDEMPTION FEE OF 2% WILL BE
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      DEFERRED SALES CHARGE (CDSC) FOR THE          IMPOSED ON CERTAIN REDEMPTIONS OR
MOST RECENT MONTH-END PERFORMANCE.           PERIOD INVOLVED. THE CDSC ON CLASS B          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
PERFORMANCE FIGURES REFLECT                  SHARES DECLINES FROM 5% BEGINNING AT THE      OF PURCHASE. EXCEPTIONS TO THE
                                             TIME OF PURCHASE TO 0% AT THE BEGINNING       REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             OF THE SEVENTH                                PROSPECTUS.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/05


AIM INTERNATIONAL GROWTH FUND


INSTITUTIONAL CLASS SHARES                   ========================================      PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             AVERAGE ANNUAL TOTAL RETURNS                  INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 4/30/05                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/15/02)               9.42%       REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   1 Year                          16.89        ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        6 Months*                        8.29        PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================      SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                       OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                                                                FULL REPORT FOR INFORMATION ON
                                             ========================================      COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             AVERAGE ANNUAL TOTAL RETURNS                  YOUR FUND PROSPECTUS FOR MORE
                                             For periods ended 3/31/05, most recent        INFORMATION. FOR THE MOST CURRENT
                                             calendar quarter-end                          MONTH-END PERFORMANCE, PLEASE CALL
                                                                                           800-451-4246 OR VISIT
                                             Inception (3/15/02)              10.79%       AIMINVESTMENTS.COM.
                                              1 Year                          17.98
                                              6 Months*                       16.11

                                             *Cumulative total return that has not
                                             been annualized
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. INSTITUTIONAL CLASS SHARES WOULD
                                             HAVE HAD DIFFERENT RETURNS DUE TO
                                             DIFFERENCES IN THE EXPENSE STRUCTURE OF
                                             THE INSTITUTIONAL CLASS.

                                   Over for information on your Fund's expenses.




                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMINVESTMENTS.COM     IGR-INS-2      [YOUR GOALS. OUR SOLUTIONS.]     [AIM INVESTMENTS LOGO APPEARS HERE]
                                        --Registered Trademark--            --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      that you paid over the period. Simply         ended April 30, 2005, appears in the
                                             divide your account value by $1,000 (for      table on the front of this supplement.
As a shareholder of the Fund, you incur      example, an $8,600 account value divided      The hypothetical account values and
ongoing costs, including management          by $1,000 = 8.6), then multiply the           expenses may not be used to estimate the
fees; and other Fund expenses. This          result by the number in the table under       actual ending account balance or
example is intended to help you              the heading entitled "Actual Expenses         expenses you paid for the period. You
understand your ongoing costs (in            Paid During Period" to estimate the           may use this information to compare the
dollars) of investing in the Fund and to     expenses you paid on your account during      ongoing costs of investing in the Fund
compare these costs with ongoing costs       this period.                                  and other funds. To do so, compare this
of investing in other mutual funds. The                                                    5% hypothetical example with the 5%
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR COMPARISON           hypothetical examples that appear in the
$1,000 invested at the beginning of the      PURPOSES                                      shareholder reports of the other funds.
period and held for the entire period
November 1, 2004, through April 30,          The table below also provides                     Please note that the expenses shown
2005.                                        information about hypothetical account        in the table are meant to highlight your
                                             values and hypothetical expenses based        ongoing costs only. Therefore, the
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        hypothetical information is useful in
                                             an assumed rate of return of 5% per year      comparing ongoing costs only, and will
The table below provides information         before expenses, which is not the Fund's      not help you determine the relative
about actual account values and actual       actual return. The Fund's actual              total costs of owning different funds.
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months
invested, to estimate the expenses


====================================================================================================================================
                                                            ACTUAL                                HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES        ENDING ACCOUNT            EXPENSES
   SHARE               VALUE                VALUE                PAID DURING            VALUE              PAID DURING
   CLASS             (11/1/04)          (4/30/05)(1)              PERIOD(2)           (4/30/05)              PERIOD(2)
Institutional        $1,000.00            $1,082.90                $5.42              $1,019.59                $5.26

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 1.05% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMINVESTMENTS.COM            IGR-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-95.10%

AUSTRALIA-3.71%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                     2,031,300   $   25,701,921
---------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
  Commercial Services)(a)(b)                     1,586,000        9,745,040
---------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)(a)           1,920,000       12,443,386
---------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance)(a)(b)                               2,451,900        9,838,100
---------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(a)                                    908,000       10,621,106
===========================================================================
                                                                 68,349,553
===========================================================================

AUSTRIA-1.15%

Bank Austria Creditanstalt (Diversified
  Banks)(a)                                        112,100       10,350,580
---------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen
  A.G. (Diversified Banks)(a)                      222,824       10,810,291
===========================================================================
                                                                 21,160,871
===========================================================================

BELGIUM-1.27%

KBC Groupe S.A. (Diversified Banks)(a)(b)          295,800       23,402,950
===========================================================================

BERMUDA-0.82%

Esprit Holdings Ltd. (Apparel Retail)(a)         2,034,500       15,156,539
===========================================================================

BRAZIL-0.71%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)(b)                                     479,700       12,999,870
===========================================================================

CANADA-6.34%

Canadian National Railway Co. (Railroads)          322,450       18,513,937
---------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                        226,700       11,241,769
---------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                      205,500       13,152,915
---------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       539,850       24,741,248
---------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified
  Financial Services)                              426,200       10,811,224
---------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)             375,200       11,703,103
---------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)(c)          138,500        4,320,042
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         607,500       22,429,729
===========================================================================
                                                                116,913,967
===========================================================================

FRANCE-11.10%

BNP Paribas S.A. (Diversified Banks)(a)            378,488       24,976,177
---------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication
  Services)(a)(b)                                  334,700       13,337,592
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

FRANCE-(CONTINUED)

Lafarge S.A. (Construction Materials)(a)           126,778   $   11,536,701
---------------------------------------------------------------------------
Pernod Ricard (Distillers & Vintners)(a)(b)        134,338       20,360,203
---------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)(b)      165,492       13,870,706
---------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)                197,280       17,469,698
---------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)            221,800       22,111,502
---------------------------------------------------------------------------
Technip (Oil & Gas Equipment & Services)
  (Acquired 12/16/04-12/20/04; Cost
  $9,419,069)(a)(b)(d)                              52,900        8,984,426
---------------------------------------------------------------------------
TOTAL S.A. (Integrated Oil & Gas)(a)               173,649       38,614,266
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)         222,230       33,398,973
===========================================================================
                                                                204,660,244
===========================================================================

GERMANY-4.12%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(a)(b)                              131,600       20,442,908
---------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(a)               220,600       16,261,053
---------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                 215,400        9,066,072
---------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(b)                 141,350       10,798,209
---------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport
  (Footwear)(a)(b)                                  84,302       19,428,822
===========================================================================
                                                                 75,997,064
===========================================================================

GREECE-2.16%

Alpha Bank A.E. (Diversified Banks)(a)             273,100        8,804,524
---------------------------------------------------------------------------
EFG Eurobank Ergasias (Diversified Banks)(a)       323,300        9,785,201
---------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)(a)                    809,600       21,220,815
===========================================================================
                                                                 39,810,540
===========================================================================

HONG KONG-1.68%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(a)                     999,000        9,443,597
---------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                              1,303,000       11,636,470
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(a)                   1,038,000        9,940,626
===========================================================================
                                                                 31,020,693
===========================================================================

HUNGARY-1.34%

OTP Bank Rt. (Diversified Banks)(a)                801,800       24,619,690
===========================================================================

INDIA-2.00%

Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)(a)                  554,736        9,357,253
---------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)(a)                               633,288       27,512,552
===========================================================================
                                                                 36,869,805
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

IRELAND-2.56%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                      2,693,902   $   31,173,992
---------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                645,380       16,074,434
===========================================================================
                                                                 47,248,426
===========================================================================

ISRAEL-0.94%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                555,900       17,366,316
===========================================================================

ITALY-4.87%

Banca Intesa S.p.A. (Diversified Banks)(a)(b)    2,796,200       13,352,059
---------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl
  (Diversified Banks)(a)                           520,980        9,593,523
---------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)             1,500,949       37,742,055
---------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(a)     2,245,500       29,159,978
===========================================================================
                                                                 89,847,615
===========================================================================

JAPAN-14.17%

Astellas Pharma Inc. (Pharmaceuticals)(a)          581,000       21,037,597
---------------------------------------------------------------------------
Canon Inc. (Office Electronics)(a)                 314,000       16,332,216
---------------------------------------------------------------------------
Daiwa House Industry Co., Ltd.
  (Homebuilding)(a)                                987,000       11,068,291
---------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)(a)               252,200       14,842,211
---------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)(a)                                215,600       22,510,302
---------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)                 492,000        9,940,796
---------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(a)                                 95,200       21,003,379
---------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment
  Manufacturers)(a)                                102,500       12,033,339
---------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)(a)                                876,900        8,629,402
---------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)         231,700       12,635,413
---------------------------------------------------------------------------
OMRON Corp. (Electronic Equipment
  Manufacturers)(a)                                387,500        8,467,017
---------------------------------------------------------------------------
Orix Corp. (Consumer Finance)(a)                    75,400       10,235,905
---------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(a)     1,521,000       10,990,565
---------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)(a)                 79,300        8,330,137
---------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)(b)                             491,000        8,362,602
---------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(a)                             422,400       20,556,081
---------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                                593,000       21,517,298
---------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)         289,900       10,475,641
---------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)(a)                                697,000       12,173,273
===========================================================================
                                                                261,141,465
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


MEXICO-2.06%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            338,300   $   16,796,595
---------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              128,900        7,241,602
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                 3,740,400       13,870,374
===========================================================================
                                                                 37,908,571
===========================================================================

NETHERLANDS-2.16%

DSM N.V. (Specialty Chemicals)(a)(b)               192,000       12,860,857
---------------------------------------------------------------------------
Royal Numico N.V. (Packaged Foods &
  Meats)(a)(e)                                     266,950       11,044,192
---------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)(a)              586,050       15,910,171
===========================================================================
                                                                 39,815,220
===========================================================================

NORWAY-0.26%

Telenor A.S.A. (Integrated Telecommunication
  Services)(a)                                     575,702        4,803,860
===========================================================================

SINGAPORE-2.15%

DBS Group Holdings Ltd. (Diversified
  Banks)(a)                                        989,000        8,638,194
---------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                              2,021,000       13,242,135
---------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)(a)            1,073,000        7,347,797
---------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                      1,185,000       10,347,029
===========================================================================
                                                                 39,575,155
===========================================================================

SOUTH AFRICA-0.57%

Standard Bank Group Ltd. (Diversified
  Banks)(a)                                      1,048,161       10,503,638
===========================================================================

SOUTH KOREA-1.87%

Hana Bank (Diversified Banks)(a)                   381,100        9,619,398
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                       30,540       13,967,752
---------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd.
  (Diversified Banks)(a)                           420,000       10,961,223
===========================================================================
                                                                 34,548,373
===========================================================================

SPAIN-2.23%

Grupo Ferrovial, S.A. (Construction &
  Engineering)(a)                                  218,500       12,441,746
---------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)(b)                                    663,000       19,674,168
---------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                   525,700        8,936,068
===========================================================================
                                                                 41,051,982
===========================================================================

SWEDEN-2.37%

Assa Abloy A.B.-Class B (Building
  Products)(a)(b)                                  561,400        7,266,180
---------------------------------------------------------------------------
Nordea Bank A.B. (Diversified Banks)(a)(b)         950,000        9,031,767
---------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(a)                     675,200       27,337,201
===========================================================================
                                                                 43,635,148
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

SWITZERLAND-6.34%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(a)         598,800   $   17,886,368
---------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            227,175       27,486,289
---------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel,
  Accessories & Luxury Goods)(a)                    69,130        8,882,966
---------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(e)                                 316,590       32,800,252
---------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)(b)       372,698       29,803,213
===========================================================================
                                                                116,859,088
===========================================================================

TAIWAN-1.26%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(a)         2,808,549       13,337,568
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                            5,926,396        9,855,207
===========================================================================
                                                                 23,192,775
===========================================================================

UNITED KINGDOM-14.89%

Aviva PLC (Multi-line Insurance)(a)              1,677,540       18,950,497
---------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)(a)                   902,400        9,196,040
---------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)             1,094,900       15,267,778
---------------------------------------------------------------------------
GUS PLC (Catalog Retail)(a)                        888,700       14,216,434
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)          1,268,400       36,338,332
---------------------------------------------------------------------------
International Power PLC (Multi-Utilities &
  Unregulated Power)(a)(e)                       2,637,500        9,196,667
---------------------------------------------------------------------------
Next PLC (Department Stores)(a)                    818,120       23,164,742
---------------------------------------------------------------------------
O2 PLC (Wireless Telecommunication
  Services)(e)                                   7,678,990       17,171,696
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)      929,330       30,180,636
---------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(a)                                        387,272       11,690,578
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                           1,753,880   $   18,354,424
---------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                       5,704,573       33,678,896
---------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(a)                10,701,500       27,969,529
---------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)             867,730        8,966,992
===========================================================================
                                                                274,343,241
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,222,851,688)                         1,752,802,659
===========================================================================

MONEY MARKET FUNDS-3.25%

Liquid Assets Portfolio-Institutional
  Class(f)                                      29,901,146       29,901,146
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)     29,901,146       29,901,146
===========================================================================
    Total Money Market Funds (Cost
      $59,802,292)                                               59,802,292
===========================================================================
TOTAL INVESTMENTS-98.35% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,282,653,980)                                             1,812,604,951
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-9.32%

STIC Prime Portfolio-Institutional
  Class(f)(g)                                  171,853,915      171,853,915
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $171,853,915)                                       171,853,915
===========================================================================
TOTAL INVESTMENTS-107.67% (Cost
  $1,454,507,895)                                             1,984,458,866
===========================================================================
OTHER ASSETS LESS LIABILITIES-(7.67%)                          (141,403,594)
===========================================================================
NET ASSETS-100.00%                                           $1,843,055,272
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $1,550,442,239, which represented 78.13% of the Fund's Total Investments. See Note 1A.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at April 30, 2005 represented 0.22% of the Fund's Total Investments. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at April 30, 2005 represented 0.49% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Non-income producing security.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,222,851,688)*                            $1,752,802,659
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $231,656,207)                            231,656,207
============================================================
     Total investments (cost $1,454,507,895)   1,984,458,866
============================================================
Foreign currencies, at market value (cost
  $15,863,997)                                    16,128,835
------------------------------------------------------------
Receivables for:
  Investments sold                                18,996,206
------------------------------------------------------------
  Fund shares sold                                 3,525,037
------------------------------------------------------------
  Dividends                                        4,264,365
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               107,410
------------------------------------------------------------
Other assets                                          68,870
============================================================
     Total assets                              2,027,549,589
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            5,156,733
------------------------------------------------------------
  Fund shares reacquired                           5,312,988
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                223,718
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      171,853,915
------------------------------------------------------------
Accrued distribution fees                            663,085
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,520
------------------------------------------------------------
Accrued transfer agent fees                        1,034,731
------------------------------------------------------------
Accrued operating expenses                           245,627
============================================================
     Total liabilities                           184,494,317
============================================================
Net assets applicable to shares outstanding   $1,843,055,272
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,610,874,865
------------------------------------------------------------
Undistributed net investment income (loss)          (466,158)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (297,561,725)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              530,208,290
============================================================
                                              $1,843,055,272
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,404,216,805
____________________________________________________________
============================================================
Class B                                       $  273,430,098
____________________________________________________________
============================================================
Class C                                       $  124,511,521
____________________________________________________________
============================================================
Class R                                       $    4,016,958
____________________________________________________________
============================================================
Institutional Class                           $   36,879,890
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           71,612,918
____________________________________________________________
============================================================
Class B                                           14,963,076
____________________________________________________________
============================================================
Class C                                            6,807,484
____________________________________________________________
============================================================
Class R                                              206,519
____________________________________________________________
============================================================
Institutional Class                                1,856,920
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        19.61
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $19.61 divided by
       94.50%)                                $        20.75
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        18.27
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        18.29
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        19.45
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        19.86
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $163,915,521 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,265,781)      $ 16,425,640
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $208,417 after rebates of
  $424,770)                                                        914,579
--------------------------------------------------------------------------
Interest                                                            37,619
==========================================================================
    Total investment income                                     17,377,838
==========================================================================

EXPENSES:

Advisory fees                                                    8,612,557
--------------------------------------------------------------------------
Administrative services fees                                       215,041
--------------------------------------------------------------------------
Custodian fees                                                     879,161
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,103,716
--------------------------------------------------------------------------
  Class B                                                        1,514,417
--------------------------------------------------------------------------
  Class C                                                          623,320
--------------------------------------------------------------------------
  Class R                                                            8,492
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,624,881
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           1,126
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           37,665
--------------------------------------------------------------------------
Other                                                              419,795
==========================================================================
    Total expenses                                              18,040,171
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (471,143)
==========================================================================
    Net expenses                                                17,569,028
==========================================================================
Net investment income (loss)                                      (191,190)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                         72,066,921
--------------------------------------------------------------------------
  Foreign currencies                                             1,967,165
==========================================================================
                                                                74,034,086
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         62,612,557
--------------------------------------------------------------------------
  Foreign currencies                                              (244,345)
==========================================================================
                                                                62,368,212
==========================================================================
Net gain from investment securities and foreign currencies     136,402,298
==========================================================================
Net increase in net assets resulting from operations          $136,211,108
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
==============================================================================================
OPERATIONS:

  Net investment income (loss)                                $     (191,190)   $    1,466,201
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    74,034,086       154,523,642
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             62,368,212       135,099,856
==============================================================================================
    Net increase in net assets resulting from operations         136,211,108       291,089,699
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --        (1,576,989)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --              (477)
==============================================================================================
  Decrease in net assets resulting from distributions                     --        (1,577,466)
==============================================================================================
Share transactions-net:
  Class A                                                         12,816,754       (38,592,887)
----------------------------------------------------------------------------------------------
  Class B                                                        (51,529,831)     (118,039,680)
----------------------------------------------------------------------------------------------
  Class C                                                           (353,402)      (17,787,137)
----------------------------------------------------------------------------------------------
  Class R                                                          1,386,752         1,355,519
----------------------------------------------------------------------------------------------
  Institutional Class                                             22,664,283        12,408,997
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (15,015,444)     (160,655,188)
==============================================================================================
    Net increase in net assets                                   121,195,664       128,857,045
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,721,859,608     1,593,002,563
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(466,158) and $(274,968),
    respectively)                                             $1,843,055,272    $1,721,859,608
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.95%
---------------------------------------------------------------------
Over $1 billion                                                 0.90%
_____________________________________________________________________
=====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.935%
----------------------------------------------------------------------
Next $250 million                                                0.91%
----------------------------------------------------------------------
Next $500 million                                               0.885%
----------------------------------------------------------------------
Next $1.5 billion                                                0.86%
----------------------------------------------------------------------
Next $2.5 billion                                               0.835%
----------------------------------------------------------------------
Next $2.5 billion                                                0.81%
----------------------------------------------------------------------
Next $2.5 billion                                               0.785%
----------------------------------------------------------------------
Over $10 billion                                                 0.76%
______________________________________________________________________
======================================================================


    AIM has contractually agreed to waive 0.05% of advisory fees on the Fund's average daily net assets in excess of $500 million, through October 31, 2005.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $389,422.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $59,897 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $215,041.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $3,624,881 for Class A, Class B, Class C and Class R share classes and $1,126 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $2,103,716, $1,514,417, $623,320 and $8,492, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $92,863 in front-end sales commissions from the sale of Class A shares and $3,254, $27,861, $3,345 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 2,582,491      $147,743,859      $(120,425,204)        $   --        $ 29,901,146     $349,422       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             2,582,491       147,743,859       (120,425,204)            --          29,901,146      356,740           --
==================================================================================================================================
  SUBTOTAL        $ 5,164,982      $295,487,718      $(240,850,408)        $   --        $ 59,802,292     $706,162       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $45,583,860      $467,514,970      $(341,244,915)        $   --        $171,853,915     $208,417       $   --
==================================================================================================================================
  TOTAL           $50,748,842      $763,002,688      $(582,095,323)        $   --        $231,656,207     $914,579       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $21,824.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $4,958 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $163,915,521 were on loan to brokers. The loans were secured by cash collateral of $171,853,915 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $208,417 for securities lending transactions, which are net of rebates.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $  5,430,111
-----------------------------------------------------------------------------
October 31, 2009                                                 143,347,811
-----------------------------------------------------------------------------
October 31, 2010                                                 221,461,388
=============================================================================
Total capital loss carryforward                                 $370,239,310
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $288,587,508 and $327,010,628 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $538,472,774
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (9,546,487)
==============================================================================
Net unrealized appreciation of investment securities             $528,926,287
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,455,532,579.


NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2005                 OCTOBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,413,461    $ 206,988,781     16,594,554    $ 276,996,258
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,235,397       22,884,482      1,606,048       25,327,091
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,033,744       19,200,350      1,702,233       26,571,147
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         121,397        2,391,853        125,195        2,109,225
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,146,422       23,009,235        727,969       12,499,824
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --         94,013        1,482,529
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,019,530       40,233,021      3,753,177       63,985,626
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,163,692)     (40,233,021)    (4,001,836)     (63,985,626)
==========================================================================================================================
Reacquired:(b)
  Class A                                                     (11,759,847)    (234,405,048)   (22,889,869)    (381,057,300)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,849,407)     (34,181,292)    (5,052,339)     (79,381,145)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,056,316)     (19,553,752)    (2,824,116)     (44,358,284)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (50,719)      (1,005,101)       (46,636)        (753,706)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (17,292)        (344,952)        (5,334)         (90,827)
==========================================================================================================================
                                                                 (927,322)   $ (15,015,444)   (10,216,941)   $(160,655,188)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 28% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Amount is net of redemption fees of $8,804, $1,851, $782, $22 and $183 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended April 30, 2005 and $12,886, $3,679, $1,251, $15 and $20 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the year ended October 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                    YEAR ENDED OCTOBER 31,
                                     APRIL 30,        ---------------------------------------------------------------------------
                                        2005             2004             2003             2002             2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   18.16        $    15.23       $    12.69       $    14.45       $    21.60    $    21.73
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            0.01(a)           0.05(a)          0.01(a)         (0.03)(a)        (0.01)         0.08(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        1.44              2.90             2.53            (1.73)           (5.66)         0.72
=================================================================================================================================
    Total from investment
      operations                          1.45              2.95             2.54            (1.76)           (5.67)         0.80
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                  --             (0.02)              --               --               --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                   --                --               --               --            (1.48)        (0.93)
=================================================================================================================================
    Total distributions                     --             (0.02)              --               --            (1.48)        (0.93)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                0.00              0.00               --               --               --            --
=================================================================================================================================
Net asset value, end of period       $   19.61        $    18.16       $    15.23       $    12.69       $    14.45    $    21.60
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           7.98%            19.40%           20.02%          (12.18)%         (27.96)%        3.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,404,217       $1,288,548       $1,117,420       $1,093,344       $1,404,269    $2,325,636
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        1.74%(c)          1.70%            1.74%            1.70%            1.57%         1.44%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                1.79%(c)          1.74%            1.82%            1.74%            1.61%         1.48%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            0.13%(c)          0.27%            0.09%           (0.21)%          (0.04)%        0.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                  16%               54%              77%              77%              85%           87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,414,099,954.
(d)  Not annualized for periods less than one year.

                                                                               CLASS B
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -----------------------------------------------------------------
                                             2005            2004           2003           2002           2001        2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  16.99        $  14.32       $  12.02       $  13.78       $  20.81    $  21.11
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.05)(a)       (0.07)(a)      (0.08)(a)      (0.12)(a)      (0.13)      (0.11)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.33            2.74           2.38          (1.64)         (5.42)       0.74
============================================================================================================================
    Total from investment operations           1.28            2.67           2.30          (1.76)         (5.55)       0.63
============================================================================================================================
Less distributions from net realized
  gains                                          --              --             --             --          (1.48)      (0.93)
============================================================================================================================
Redemption fees added to beneficial
  interest                                     0.00            0.00             --             --             --          --
============================================================================================================================
Net asset value, end of period             $  18.27        $  16.99       $  14.32       $  12.02       $  13.78    $  20.81
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                7.53%          18.64%         19.14%        (12.77)%       (28.48)%      2.42%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $273,430        $301,380       $360,671       $401,288       $612,125    $997,843
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.44%(c)        2.40%          2.44%          2.40%          2.27%       2.18%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.49%(c)        2.44%          2.52%          2.44%          2.31%       2.22%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.57)%(c)      (0.43)%        (0.61)%        (0.91)%        (0.75)%     (0.44)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                       16%             54%            77%            77%            85%         87%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $305,393,582.
(d)  Not annualized for periods less than one year.

                                                                               CLASS C
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -----------------------------------------------------------------
                                             2005            2004           2003           2002           2001        2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  17.00        $  14.33       $  12.03       $  13.79       $  20.82    $  21.13
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.05)(a)       (0.07)(a)      (0.08)(a)      (0.12)(a)      (0.13)      (0.11)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.34            2.74           2.38          (1.64)         (5.42)       0.73
============================================================================================================================
    Total from investment operations           1.29            2.67           2.30          (1.76)         (5.55)       0.62
============================================================================================================================
Less distributions from net realized
  gains                                          --              --             --             --          (1.48)      (0.93)
============================================================================================================================
Redemption fees added to beneficial
  interest                                     0.00            0.00             --             --             --          --
============================================================================================================================
Net asset value, end of period             $  18.29        $  17.00       $  14.33       $  12.03       $  13.79    $  20.82
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                7.59%          18.63%         19.12%        (12.76)%       (28.47)%      2.37%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $124,512        $116,136       $113,965       $114,070       $165,857    $253,998
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.44%(c)        2.40%          2.44%          2.40%          2.27%       2.18%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.49%(c)        2.44%          2.52%          2.44%          2.31%       2.22%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.57)%(c)      (0.43)%        (0.61)%        (0.91)%        (0.75)%     (0.44)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                       16%             54%            77%            77%            85%         87%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $125,697,083.
(d)  Not annualized for periods less than one year.

                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                                                   JUNE 3, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2005           2004      2003         2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $18.04         $15.14    $12.69       $ 15.27
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)       0.01(a)  (0.01)(a)      (0.02)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.42           2.89      2.46         (2.56)
================================================================================================================
    Total from investment operations                              1.41           2.90      2.45         (2.58)
================================================================================================================
Redemption fees added to beneficial interest                      0.00           0.00        --            --
================================================================================================================
Net asset value, end of period                                  $19.45         $18.04    $15.14       $ 12.69
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                   7.82%         19.15%    19.31%       (16.90)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,017         $2,450    $  867       $    49
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.94%(c)       1.90%     1.94%         1.89%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.99%(c)       1.94%     2.02%         1.93%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.07)%(c)      0.07%    (0.11)%       (0.40)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                                          16%            54%       77%           77%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,424,853.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                                                    MARCH 15, 2002
                                                                                                     (DATE SALES
                                                              SIX MONTHS          YEAR ENDED        COMMENCED) TO
                                                                ENDED             OCTOBER 31,        OCTOBER 31,
                                                              APRIL 30,        -----------------    --------------
                                                                 2005           2004       2003          2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 18.34         $ 15.37    $12.73       $ 15.09
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08(a)         0.15(a)   0.09(a)       0.03(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.44            2.93      2.55         (2.39)
==================================================================================================================
    Total from investment operations                              1.52            3.08      2.64         (2.36)
==================================================================================================================
Less distributions from net realized gains                          --           (0.11)       --            --
==================================================================================================================
Redemption fees added to beneficial interest                      0.00            0.00        --            --
==================================================================================================================
Net asset value, end of period                                 $ 19.86         $ 18.34    $15.37       $ 12.73
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   8.29%          20.15%    20.74%       (15.64)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $36,880         $13,345    $   79       $    74
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.05%(c)        1.13%     1.17%         1.16%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.10%(c)        1.17%     1.21%         1.20%(d)
==================================================================================================================
Ratio of net investment income to average net assets              0.82%(c)        0.84%     0.66%         0.33%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                          16%             54%       77%           77%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,591,613.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and                     Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and
Mark H. Williamson                Chief Legal Officer                           CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                   SECTOR EQUITY

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                     AIM Energy Fund(1)
AIM Basic Value Fund                         AIM Financial Services Fund(1)
AIM Blue Chip Fund                           AIM Global Health Care Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                       AIM Leisure Fund(1)
AIM Diversified Dividend Fund                AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                         AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund               AIM Technology Fund(1)
AIM Large Cap Growth Fund                    AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                         FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund(1)                    AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                 AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                 AIM Money Market Fund
AIM Small Company Growth Fund(1)             AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                    AIM Total Return Bond Fund
AIM Trimark Small Companies Fund             Premier Portfolio
AIM Weingarten Fund                          Premier U.S. Government Money Portfolio(1)

*Domestic equity and income fund             TAX-FREE

                                             AIM High Income Municipal Fund
    INTERNATIONAL/GLOBAL EQUITY              AIM Municipal Bond Fund
                                             AIM Tax-Exempt Cash Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund                  Premier Tax-Exempt Portfolio
AIM European Growth Fund
AIM European Small Company Fund(5)                AIM ALLOCATION SOLUTIONS
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                       AIM Conservative Allocation Fund
AIM Global Growth Fund                       AIM Growth Allocation Fund(8)
AIM Global Value Fund                        AIM Moderate Allocation Fund
AIM International Core Equity Fund(1)        AIM Moderate Growth Allocation Fund
AIM International Growth Fund                AIM Moderately Conservative Allocation Fund
AIM International Small Company Fund(6)
AIM Trimark Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

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                                                   --Registered Trademark--

                                                          AIM INTERNATIONAL CORE
                                                                     EQUITY FUND
                              Semiannual Report to Shareholders . April 30, 2005
                                  [COVER IMAGE]
                                 FORMERLY INVESCO INTERNATIONAL CORE EQUITY FUND
                          [YOUR GOALS. OUR SOLUTIONS.]
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                                                        - REGISTERED TRADEMARK -

AIM INTERNATIONAL CORE EQUITY FUND SEEKS TOTAL RETURN THROUGH CAPITAL APPRECIATION AND CURRENT INCOME.
.. Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.
.. On October 15, 2004, INVESCO International Core Equity Fund was renamed AIM International Core Equity Fund.
ABOUT SHARE CLASSES
.. Effective September 30, 2003, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
.. Class R shares are available only to certain retirement plans. Please see the prospectus for more information. They are sold at net asset value, that is, without up-front sales charges.
.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.
PRINCIPAL RISKS OF INVESTING IN THE FUND
.. The Fund may invest 100% of its assets in the securities of non-U.S. issuers. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
.. Investing in emerging markets involves greater risk and potential reward than investing in more established markets.
ABOUT INDEXES USED IN THIS REPORT
.. The unmanaged MSCI Europe, Australasia and the Far East Index (the MSCI EAFE --REGISTERED TRADEMARK--) is a group of foreign securities tracked by Morgan Stanley Capital International.
.. The unmanaged Lipper International Large-Cap Core Fund Index represents an average of the performance of the 10 largest international large-cap core mutual funds tracked by Lipper, Inc., an independent mutual fund performance monitor. .. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
OTHER INFORMATION
.. The returns shown in management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.
.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-6463 and 33-44611. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.
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THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
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NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
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AIMINVESTMENTS.COM
AIM INTERNATIONAL CORE EQUITY FUND
                    DEAR FELLOW SHAREHOLDERS:
                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter
                    months of 2004. Year-to-date as of April 30, 2005, the
                    returns were far less attractive.
[GRAHAM PHOTO]         High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
                    inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period
                    closed, the Fed raised that rate to 3%; it was the eighth
                    increase since mid-2004. Should the Fed continue to raise
                    rates, this could eventually dampen economic performance,
                    which in fact has been quite good. Gross domestic product
                    grew 4.4% for all of 2004 and the preliminary estimate of
                    annualized growth for the first quarter of 2005 was 3.5%.
ROBERT H. GRAHAM    .  Though the growth rate of the manufacturing sector
                       slowed in April and again in May, manufacturing
                       continued to grow, according to the Institute for
                       Supply Management (ISM), whose purchasing manager
                       surveys cover more than 80% of the U.S. economy. In
                       May, manufacturing grew for the 24th consecutive month
                       while the overall economy grew for the 43rd consecutive
                       month, ISM reported.
[WILLIAMSON PHOTO]  .  Though job growth during May was much slower than during April, the unemployment rate remained unchanged
                       at 5.1% as May 2005 ended.
MARK H. WILLIAMSON  .  For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of
                       500 Stocks, an index of the broad U.S. stock market,
                       were up more than 10%, on average, over a year earlier.
                    .  Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in
                       less than a year. This may indicate that the bond
                       market is not anticipating a long-term inflationary
                       pattern.
                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable
                    markets are in the short term. Given the elusiveness of
                    accurate short-term market forecasts, as always, we urge our shareholders to:
                    .  keep a long-term investment perspective,
                    .  make sure their portfolio of investments is suitably
                       diversified, and
                    .  contact their financial advisors when they have
                       questions about their investments or the markets.
                    YOUR FUND
                    In the following pages you will find a discussion of your
                    Fund's investment philosophy, an explanation of its
                    performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your
                    Fund, The AIM Family of Funds --REGISTERED TRADEMARK--, and
                    investing in general is always available on our widely
                    praised Web site, AIMinvestments.com. Please visit
                    frequently.
                       We at AIM remain committed to building solutions to
                    help you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED
                    TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at
                    800-959-4246. We are happy to be of help.
                    Sincerely,
                    /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON
                    Robert H. Graham                    Mark H. Williamson
                    President & Vice Chair,             Chairman & President,
                    AIM Funds                           AIM Advisors, Inc.
                    June 17, 2005
                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M
                    MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL
                    MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS AND A I M
                    DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS
                    REPRESENTED BY AIM INVESTMENTS.
AIM INTERNATIONAL CORE EQUITY FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PERFORMANCE SUMMARY
The Fund remained well diversified across countries and industry sectors during the six-month period ended April 30, 2005. Stock selection continued to focus on large-capitalization companies that met our financial, valuation and global sector-based research criteria. The Fund's results at net asset value for the period surpassed the 3.28% return of the U.S. market as represented by the S&P 500 Index.
     During the period, the fund underperformed the MSCI EAFE Index, representing the broad European, Australasian and Far Eastern markets, as well as the Lipper International Large-Cap Core Fund Index, representing similar funds. The underperformance can be attributed to the continued strength of small-capitalization companies, which are not a focus of the Fund. Additionally, Fund holdings in Japan and the United Kingdom (U.K.) detracted from relative performance, as fears of a slowdown in global growth weighed heavily on Japanese equities and the U.K.'s tightening monetary policy showed its effects on the retail market.
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FUND VS. INDEXES
TOTAL RETURNS, 10/31/04-4/30/05, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.
Class A Shares                      6.90%
Class B Shares                      6.48
Class C Shares                      6.54
Class R Shares                      6.84
Investor Class Shares               6.92
MSCI EAFE Index (Broad Market and
Style-specific Index)               8.71
Lipper International Large-Cap
Core Fund Index (Peer Group Index)  7.95
SOURCE: LIPPER, INC.
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HOW WE INVEST
Our international equity investment process is clearly delineated in three distinct investment steps:
.. a financial and valuation assessment
.. primary research driven by direct company contact
.. team-based portfolio decisions
     We take a bottom-up approach to investing, focusing on individual companies rather than trying to identify potential macroeconomic trends in the markets. Our stock selection method focuses on well-established companies with at least five years of trading history in the public markets. We favor buying companies with a history of financial strength at times when their stock price does not fully reflect that proven success.
     Since many companies compete on a global scale, we believe that a company's industry sector affects its stock price more than its geographic location does. Therefore, we take a sector-based perspective as we research companies on a global scope.
     Risk is explicitly controlled at the security level through a strong bias toward companies with proven financial strength, and at the portfolio level through statistical tools that ensure appropriate portfolio diversification and minimize risk relative to expected return.
MARKET CONDITIONS AND YOUR FUND
International markets generally continued to fare well relative to their U.S. counterparts during the period, continuing a trend that has been in place for several years. Fund results were buoyed by the fact that all ten sectors of the MSCI EAFE Index produced positive absolute returns during the period. The Fund benefited from an overweight position in the energy sector--which saw continued strength due to rising oil prices--as well as strong stock selection in that area. While the information technology sector was the weakest of the ten sectors, the Fund's strong stock selection in that area made it a positive contributor.
     Several of the Fund's strongest stocks over the period were in the financials sector, as Zurich Financial Services and Credit Suisse, both
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TOP 5 COUNTRIES*                     PORTFOLIO COMPOSITION                    TOP 10 EQUITY HOLDINGS*
1. United Kingdom            22.8%   By sector                                1. GlaxoSmithKline PLC-ADR
2. Japan                     19.8                                                (United Kingdom)                  3.2%
3. Netherlands               10.0                   [PIE CHART]               2. Reed Elsevier PLC
4. Switzerland                8.9                                                (United Kingdom)                  2.3
5. France                     5.0    Materials                         7.5%   3. Royal Bank of Scotland Group PLC
                                     Telecommunication Services        7.3%      (United Kingdom)                  2.3
TOTAL NET ASSETS   $237.3 million    Industrials                       7.1%   4. Diageo PLC (United Kingdom)       2.2
TOTAL NUMBER OF HOLDINGS*      82    Information Technology            6.9%   5. Nokia Oyj (Finland)               2.2
                                     Money Market Funds Plus                  6. BAE Systems PLC (United Kingdom)  2.1
                                     Other Assets Less Liabilities     4.5%   7. Cadbury Schweppes PLC
                                     Utilities                         3.9%      (United Kingdom)                  2.1
                                     Financials                       21.2%   8. Danske Bank A.S. (Denmark)        2.0
                                     Consumer Staples                 12.4%   9. Compagnie Generale des
                                     Health Care                      10.5%      Etablissements Michelin-Class B
                                     Consumer Discretionary           10.3%       (France)                         2.0
                                     Energy                            8.4%   10. Zurich Financial Services A.G.
                                                                                  (Switzerland)                    1.8

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
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financial institutions based in Switzerland, posted strong results after successfully executing strategic and operational initiatives and exiting non-core businesses to cut costs.
     The consumer staples sector proved to be a difficult area for the Fund despite strong performance from Cadbury Schweppes, a U.K.-based confectioner and soft-drink manufacturer. Other holdings in the consumer staples area lagged, such as our holding in Morrison Supermarkets, which underperformed due to profit warnings during the period. Morrison continued to trade at attractive valuations and we retained it because we felt it offered strong long-term potential.
          INTERNATIONAL MARKETS GENERALLY CONTINUED TO FARE WELL RELATIVE TO THEIR U.S. COUNTERPARTS.
     The Fund generally benefited from holdings in continental Europe and Canada. Europe continued to benefit from a favorable monetary policy instituted by the European Central Bank, which refrained from following the rising interest-rate trend set by the United States and the U.K. This favorable environment enabled many of the well-run companies to further improve profitability and enhance global competitiveness. Strong performance came from a variety of areas on the Continent, led by Fund holdings Michelin, a French tire manufacturer, and DSM, a Dutch specialty chemical company.
     Of the major developed markets, Japan fared the worst during the period, predominantly based on fears of a slowdown in both global and domestic growth. Due to these concerns, our holdings in Japan did not keep pace with the local market as automobile manufacturer Toyota, chemical producer Shin-Etsu and transportation provider East Japan Railway all underperformed the market. We retained these stocks because, in our opinion, these companies continued to offer attractive valuations and strong prospects for long-term success.
     Another area that detracted from the Fund's relative performance was the U.K. The rising interest-rate environment imposed by the Bank of England has been taking its toll on the U.K. consumer, pushing stocks such as the previously mentioned Morrison Supermarkets downward.
     On the whole, stocks in emerging markets continued their strong performance through the period, with Fund holdings in South Korea proving especially beneficial.
IN CLOSING
As of the end of the period, we believe non-U.S. equities continue to look more favorably valued than U.S. stocks, while also offering valuable diversification benefits to U.S.-based investors. We think prevailing conditions indicate there could be risks related to the effects of rising interest rates, additional inflationary pressures, or further deceleration in global growth. However, we remain committed to our disciplined strategy of selecting securities based on the strengths of the individual company, thus holding our course through the market's fluctuations. The Fund remains well diversified across regions and industries, with stock selection focused on well-capitalized companies meeting our financial, valuation and global sector-based research criteria.
     We welcome any new investors who have joined the Fund during the reporting period, and to all of our shareholders we would like to say thank you for your continued investment in AIM International Core Equity Fund.
THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.
     See important Fund and index disclosures inside front cover.
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The Fund is team managed by INVESCO Global Asset Management (N.A.), Inc. The members of the team with the most significant responsibility within the investment team are as follows.
ERIK B. GRANADE, Chartered Financial Analyst, is a manager of AIM International Core Equity Fund. He began his investment career in 1986 and has been a portfolio manager with INVESCO and its affiliates since 1996. He holds a B.A. in economics from Trinity College in Hartford, Connecticut.
INGRID E. BAKER is a manager of AIM International Core Equity Fund. She began her investment career in 1990 and joined INVESCO in 1999. She holds a B.A. in international politics from Oberlin College and an M.B.A. in finance from the University of Navarra in Spain.
W. LINDSAY DAVIDSON is a manager of AIM International Core Equity Fund. He began his investment career in 1974 and has served as portfolio manager with AMVESCAP PLC and affiliated companies since 1984. A native of St. Andrews, Scotland, he received his degree in economics with honors from Edinburgh University.
MICHELE T. GARREN is a manager of AIM International Core Equity Fund. She began her investment career in 1987 and joined INVESCO in 1997. She holds a B.B.A. in finance from Southern Methodist University and an M.B.A. in finance from New York University.
KENT A. STARKE is a manager of AIM International Core Equity Fund. He began his investment career in 1983 and joined INVESCO in 1992. He has been with the international equity product since its inception. He received a B.B.A. from the University of Georgia and an M.S. in finance from Georgia State University.
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                              [RIGHT ARROW GRAPHIC]
FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE RECORD, PLEASE TURN TO PAGE 5.
AIM INTERNATIONAL CORE EQUITY FUND
CALCULATING YOUR ONGOING FUND EXPENSES
EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004, through April 30, 2005. ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
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                                         ACTUAL                  HYPOTHETICAL
                                                          (5% ANNUAL RETURN BEFORE EXPENSES)
          BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES    ENDING ACCOUNT     EXPENSES
 SHARE          VALUE           VALUE        PAID DURING        VALUE        PAID DURING
 CLASS        (11/1/04)       (4/30/05)/1/    PERIOD/2/       (4/30/05)       PERIOD/2/
   A         $ 1,000.00      $ 1,069.00      $  7.69       $ 1,017.36        $  7.50
   B           1,000.00        1,064.80        11.01         1,014.13          10.74
   C           1,000.00        1,065.40        11.01         1,014.13          10.74
   R           1,000.00        1,068.40         8.46         1,016.61           8.25
Investor       1,000.00        1,069.20         7.18         1,017.85           7.00

/1/The actual ending account value is based on the actual total return of the Fund for the period, November 1, 2004, to April 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.
/2/Expenses are equal to the Fund's annualized expense ratio, 1.50%, 2.15%, 2.15%, 1.65% and 1.40% for Class A, B, C, R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
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                                            [ARROW
                                            BUTTON   For More Information Visit
                                            IMAGE]   AIMINVESTMENTS.COM
AIM INTERNATIONAL CORE EQUITY FUND
YOUR FUND'S LONG-TERM PERFORMANCE
Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report. Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.
AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable
sales charges
CLASS A SHARES
Inception (3/28/02)           5.91%
  1 Year                      8.66
CLASS B SHARES
Inception (3/28/02)           6.54%
  1 Year                      9.26
CLASS C SHARES
Inception (2/14/00)          -0.14%
  5 Years                     0.56
  1 Year                     13.24
CLASS R SHARES
Inception (11/24/03)         17.89%
  1 Year                     14.82
INVESTOR CLASS SHARES
Inception (10/28/98)          4.01%
  5 Years                     1.48
  1 Year                     15.14
AVERAGE ANNUAL TOTAL RETURNS
As of 3/31/05, including applicable
sales charges
CLASS A SHARES
Inception (3/28/02)           6.83%
  1 Year                      8.99
CLASS B SHARES
Inception (3/28/02)           7.53%
  1 Year                      9.70
CLASS C SHARES
Inception (2/14/00)           0.28%
  5 Years                    -0.11
  1 Year                     13.72
CLASS R SHARES
Inception (11/24/03)         20.97%
  1 Year                     15.28
INVESTOR CLASS SHARES
Inception (10/28/98)          4.42%
  5 Years                     0.81
  1 Year                     15.47
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or CDSC; therefore, performance shown is at net asset value.
     The performance of the Fund's share classes will differ due to different sales charge structures and class expenses.
     Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 30 days of purchase. Exceptions to the redemption fee are listed in the Fund's prospectus.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/05

AIM INTERNATIONAL CORE EQUITY FUND

INSTITUTIONAL CLASS SHARES                   ========================================      PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             AVERAGE ANNUAL TOTAL RETURNS                  INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 4/30/05                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (4/30/04)               15.81%      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   6 Months*                         7.26       ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered       ========================================      PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,                                                    SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans         ========================================      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  AVERAGE ANNUAL TOTAL RETURNS                  FULL REPORT FOR INFORMATION ON
                                             For periods ended 3/31/05, most recent        COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             calendar quarter-end                          YOUR FUND PROSPECTUS FOR MORE
                                                                                           INFORMATION. FOR THE MOST CURRENT
                                             Inception (4/30/04)               18.19%      MONTH-END PERFORMANCE, PLEASE CALL
                                              6 Months*                        13.44       800-525-8085 OR VISIT
                                                                                           AIMINVESTMENTS.COM.
                                             *Cumulative total return that has not
                                             been annualized
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. INSTITUTIONAL CLASS SHARES WOULD
                                             HAVE HAD DIFFERENT RETURNS DUE TO
                                             DIFFERENCES IN THE EXPENSE STRUCTURE OF
                                             THE INSTITUTIONAL CLASS.


                                   Over for information on your Fund's expenses.


                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMINVESTMENTS.COM     I-ICE-INS-2    [YOUR GOALS. OUR SOLUTIONS.]    [AIM INVESTMENTS LOGO APPEARS HERE]
                                        --Registered Trademark--            --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      Simply divide your account value by           the table on the front of this
                                             $1,000 (for example, an $8,600 account        supplement. The hypothetical account
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then          values and expenses may not be used to
ongoing costs, including management          multiply the result by the number in the      estimate the actual ending account
fees; and other Fund expenses. This          table under the heading entitled "Actual      balance or expenses you paid for the
example is intended to help you              Expenses Paid During Period" to estimate      period. You may use this information to
understand your ongoing costs (in            the expenses you paid on your account         compare the ongoing costs of investing
dollars) of investing in the Fund and to     during this period.                           in the Fund and other funds. To do so,
compare these costs with ongoing costs                                                     compare this 5% hypothetical example
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR                      with the 5% hypothetical examples that
example is based on an investment of         COMPARISON PURPOSES                           appear in the shareholder reports of the
$1,000 invested at the beginning of the                                                    other funds.
period and held for the entire period        The table below also provides
November 1, 2004, to April 30, 2005.         information about hypothetical account            Please note that the expenses shown
                                             values and hypothetical expenses based        in the table are meant to highlight your
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        ongoing costs only. Therefore, the
                                             an assumed rate of return of 5% per year      hypothetical information is useful in
The table below provides information         before expenses, which is not the Fund's      comparing ongoing costs only, and will
about actual account values and actual       actual return. The Fund's actual              not help you determine the relative
expenses. You may use the information in     cumulative total return after expenses        total costs of owning different funds.
this table, together with the amount you     for the six months ended April 30, 2005,
invested, to estimate the expenses that      appears in
you paid over the period.

====================================================================================================================================
                                                      ACTUAL                           HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT      ENDING ACCOUNT        EXPENSES      ENDING ACCOUNT            EXPENSES
   SHARE               VALUE                VALUE           PAID DURING         VALUE                PAID DURING
   CLASS             (11/1/04)          (4/30/05)(1)          PERIOD(2)       (4/30/05)               PERIOD(2)
Institutional        $1,000.00            $1,072.60            $4.93          $1,020.03                 $4.81


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.96% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================


AIMINVESTMENTS.COM
                                        I-ICE-INS-2

FINANCIALS
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                      MARKET
                                                           SHARES     VALUE
-------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS-95.48%
AUSTRALIA-1.60%
National Australia Bank Ltd. (Diversified Banks)/(a)(b)/   113,300 $  2,590,556
-------------------------------------------------------------------------------
National Australia Bank Ltd.-ADR (Diversified Banks)        10,600    1,212,534
-------------------------------------------------------------------------------
                                                                      3,803,090
-------------------------------------------------------------------------------
BELGIUM-1.13%
Belgacom S.A. (Integrated Telecommunication Services)/(b)/  70,200    2,688,247
-------------------------------------------------------------------------------
CANADA-2.32%
BCE Inc. (Integrated Telecommunication Services)/(a)/      107,300    2,575,166
-------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration & Production)/(a)/      45,700    2,925,003
-------------------------------------------------------------------------------
                                                                      5,500,169
-------------------------------------------------------------------------------
CHINA-0.41%
China Life Insurance Co., Ltd.-ADR (Life & Health
 Insurance)/(a)(c)/                                         37,100      980,924
-------------------------------------------------------------------------------
DENMARK-1.99%
Danske Bank A.S. (Diversified Banks)/(b)/                  160,900    4,712,959
-------------------------------------------------------------------------------
FINLAND-4.50%
Nokia Oyj (Communications Equipment)/(b)/                  321,325    5,123,062
-------------------------------------------------------------------------------
Stora Enso Oyj-Class R (Paper Products)/(b)/               247,700    3,283,148
-------------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)/(b)/                      113,800    2,265,721
-------------------------------------------------------------------------------
                                                                     10,671,931
-------------------------------------------------------------------------------
FRANCE-4.99%
Compagnie Generale des Etablissements Michelin-Class B
 (Tires & Rubber)/(a)(b)/                                   76,800    4,658,091
-------------------------------------------------------------------------------
Societe Generale-ADR (Diversified Banks)/(d)/              191,500    3,802,213
-------------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)/(a)/                  30,575    3,391,073
-------------------------------------------------------------------------------
                                                                     11,851,377
-------------------------------------------------------------------------------
GERMANY-2.37%
BASF A.G. (Diversified Chemicals)/(a)(b)/                   26,725    1,751,023
-------------------------------------------------------------------------------
BASF A.G.-ADR (Diversified Chemicals)                       29,750    1,930,775
-------------------------------------------------------------------------------
Deutsche Bank A.G. (Diversified Capital Markets)/(a)(b)/    10,650      864,106
-------------------------------------------------------------------------------
Deutsche Bank A.G. (Diversified Capital Markets)/(a)/       13,070    1,070,956
-------------------------------------------------------------------------------
                                                                      5,616,860
-------------------------------------------------------------------------------
HONG KONG-1.52%
Cheung Kong (Holdings) Ltd. (Real Estate Management &
 Development)/(b)/                                         117,000    1,106,007
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates)/(a)(b)/  280,100    2,501,439
-------------------------------------------------------------------------------
                                                                      3,607,446
-------------------------------------------------------------------------------
ITALY-2.64%
Enel S.p.A. (Electric Utilities)/(a)(b)/                   293,000    2,779,364
-------------------------------------------------------------------------------
Eni S.p.A-ADR (Integrated Oil & Gas)                        27,800    3,487,788
-------------------------------------------------------------------------------
                                                                      6,267,152
-------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
--------------------------------------------------------------------------------
JAPAN-19.83%
Canon Inc. (Office Electronics)/(b)/                        19,000 $     988,255
--------------------------------------------------------------------------------
Canon Inc.-ADR (Office Electronics)                         41,500     2,159,660
--------------------------------------------------------------------------------
East Japan Railway Co. (Railroads)/(b)/                        640     3,330,219
--------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)/(b)/                      62,000     2,065,768
--------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic Products)/(b)/      57,000     1,880,305
--------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.-ADR (Photographic Products)       94,100     3,111,887
--------------------------------------------------------------------------------
Hitachi, Ltd.-ADR (Electronic Equipment Manufacturers)      30,600     1,796,832
--------------------------------------------------------------------------------
Ito-Yokado Co., Ltd. (Hypermarkets & Super Centers)/(b)/    55,000     1,894,450
--------------------------------------------------------------------------------
Kao Corp. (Household Products)/(b)/                        137,000     3,169,482
--------------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty Insurance)/(b)/     148     2,017,056
--------------------------------------------------------------------------------
NEC Electronics Corp. (Semiconductors)/(a)(b)/              40,800     1,842,018
--------------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment Software)/(b)/       28,400     3,221,918
--------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Integrated
 Telecommunication Services)/(b)/                              629     2,635,041
--------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.-ADR (Integrated
 Telecommunication Services)                                24,585       512,597
--------------------------------------------------------------------------------
Nomura Holdings, Inc. (Investment Banking &
 Brokerage)/(b)/                                           164,000     2,086,425
--------------------------------------------------------------------------------
Olympus Corp. (Health Care Equipment)/(a)(b)/              100,000     2,020,661
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Specialty Chemicals)/(b)/     87,100     3,211,149
--------------------------------------------------------------------------------
Sony Corp.-ADR (Consumer Electronics)                       63,000     2,312,730
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)/(b)/       88,300     4,297,116
--------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)/(b)/          69,100     2,507,328
--------------------------------------------------------------------------------
                                                                      47,060,897
--------------------------------------------------------------------------------
MEXICO-2.10%
Fomento Economico Mexicano, S.A. de C.V.-ADR
 (Soft Drinks)                                              26,700     1,363,035
--------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series L-ADR
 (Integrated Telecommunication Services)                   107,000     3,627,300
--------------------------------------------------------------------------------
                                                                       4,990,335
--------------------------------------------------------------------------------
NETHERLANDS-10.00%
ABN AMRO Holding N.V. (Diversified Banks)/(a)(b)/          122,641     2,973,742
--------------------------------------------------------------------------------
Aegon N.V. (Life & Health Insurance)/(b)/                  317,400     3,979,107
--------------------------------------------------------------------------------
DSM N.V. (Specialty Chemicals)/(b)/                         49,070     3,286,887
--------------------------------------------------------------------------------
Heineken N.V. (Brewers)/(a)(b)/                            106,200     3,372,602
--------------------------------------------------------------------------------
ING Groep N.V.-ADR (Other Diversified Financial
 Services)                                                 105,000     2,878,050
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-New York
 Shares (Consumer Electronics)                              76,950     1,907,590
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.-New York Shares (Integrated
 Oil & Gas)/(a)/                                            29,450     1,715,462
--------------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)/(b)/                    133,200     3,616,133
--------------------------------------------------------------------------------
                                                                      23,729,573
--------------------------------------------------------------------------------

                                                                         MARKET
                                                              SHARES     VALUE
----------------------------------------------------------------------------------
NORWAY-1.15%
Statoil A.S.A. (Integrated Oil & Gas)/(a)(b)/                 155,100 $  2,721,629
----------------------------------------------------------------------------------
PORTUGAL-1.00%
Portugal Telecom, SGPS, S.A.-ADR (Integrated
 Telecommunication Services)/(c)/                             216,000    2,382,480
----------------------------------------------------------------------------------
SOUTH KOREA-2.51%
Kookmin Bank (Diversified Banks)/(b)/                          34,700    1,472,978
----------------------------------------------------------------------------------
Korea Electric Power Corp.-ADR (Electric Utilities)           105,100    1,555,480
----------------------------------------------------------------------------------
KT Corp.-ADR (Integrated Telecommunication Services)          145,125    2,930,074
----------------------------------------------------------------------------------
                                                                         5,958,532
----------------------------------------------------------------------------------
SPAIN-2.04%
Endesa, S.A.-ADR (Electric Utilities)                         109,700    2,396,945
----------------------------------------------------------------------------------
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)                    96,900    2,450,601
----------------------------------------------------------------------------------
                                                                         4,847,546
----------------------------------------------------------------------------------
SWEDEN-1.23%
Nordea Bank A.B. (Diversified Banks)/(a)(b)/                  306,600    2,914,884
----------------------------------------------------------------------------------
SWITZERLAND-8.88%
Credit Suisse Group (Diversified Capital Markets)/(a)(b)(c)/   87,800    3,694,896
----------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)/(a)(b)/                    7,525    1,980,342
----------------------------------------------------------------------------------
Nestle S.A.-ADR (Packaged Foods & Meats)/(a)(d)/               38,575    2,535,589
----------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)/(b)/                           44,800    2,180,638
----------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                            70,000    3,411,100
----------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)/(a)(b)/                   23,900    2,891,702
----------------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line Insurance)/(b)(c)/  25,850    4,372,455
----------------------------------------------------------------------------------
                                                                        21,066,722
----------------------------------------------------------------------------------
TAIWAN-0.50%
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
 (Semiconductors)                                             138,200    1,189,902
----------------------------------------------------------------------------------
UNITED KINGDOM-22.77%
Anglo American PLC (Diversified Metals & Mining)/(b)/          97,700    2,173,142
----------------------------------------------------------------------------------
BAA PLC (Airport Services)/(b)/                               208,000    2,306,933
----------------------------------------------------------------------------------

                                                                     MARKET
                                                         SHARES      VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-(continued)
BAE Systems PLC (Aerospace & Defense)/(b)/              1,038,500 $  5,086,129
-------------------------------------------------------------------------------
Boots Group PLC (Drug Retail)/(b)/                        181,000    2,079,786
-------------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)/(b)/                        327,600    3,338,456
-------------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods & Meats)/(b)/       504,500    5,072,637
-------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)/(b)/                   348,000    5,156,427
-------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)/(b)/                 17,500      441,968
-------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                 149,500    7,557,225
-------------------------------------------------------------------------------
HSBC Holdings PLC-ADR (Diversified Banks)                  28,570    2,287,028
-------------------------------------------------------------------------------
Kingfisher PLC (Home Improvement Retail)/(b)/             537,200    2,534,810
-------------------------------------------------------------------------------
Morrison (William) Supermarkets PLC (Food Retail)/(b)/    736,500    2,740,317
-------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)/(b)/                       555,100    5,439,279
-------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
 Banks)/(b)/                                              178,700    5,394,416
-------------------------------------------------------------------------------
Scottish Power PLC (Electric Utilities)/(b)/              301,000    2,435,359
-------------------------------------------------------------------------------
                                                                    54,043,912
-------------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity Interests
     (Cost $182,963,346)                                           226,606,567
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-4.28%
Premier Portfolio-Institutional Class
 (Cost $10,157,006)/(e)/                               10,157,006   10,157,006
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.76% (excluding investments
 purchased with cash collateral from securities
 loaned) (Cost $193,120,352)                                       236,763,573
-------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
 COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS-12.93%
Premier Portfolio-Institutional Class/(e)(f)/          30,682,180   30,682,180
-------------------------------------------------------------------------------
    Total Money Market Funds (purchased with cash
     collateral from securities loaned)
     (Cost $30,682,180)                                             30,682,180
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-112.69% (Cost $223,802,532)                      267,445,753
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(12.69%)                             (30,122,427)
-------------------------------------------------------------------------------
NET ASSETS-100.00%                                                $237,323,326
-------------------------------------------------------------------------------

Investment Abbreviations:
ADR- American Depositary Receipt
Notes to Schedule of Investments:
/(a)/All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
/(b)/In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $155,148,568, which represented 58.01% of the Fund's Total Investments. See Note 1A.
/(c)/Non-income producing security.
/(d)/In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $6,337,802, which represented 2.37% of the Fund's Total Investments. See Note 1A.
/(e)/The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
/(f)/The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005
(Unaudited)

ASSETS:
Investments, at market value (cost $182,963,346)*                 $226,606,567
-------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $40,839,186)     40,839,186
-------------------------------------------------------------------------------
    Total investments (cost $223,802,532)                          267,445,753
-------------------------------------------------------------------------------
Foreign currencies, at market value (cost $73,364)                      69,563
-------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                     651,544
-------------------------------------------------------------------------------
  Dividends                                                          1,223,460
-------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans       41,302
-------------------------------------------------------------------------------
Other assets                                                            85,375
-------------------------------------------------------------------------------
    Total assets                                                   269,516,997
-------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                                                783,303
-------------------------------------------------------------------------------
  Fund shares reacquired                                               455,335
-------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                    50,455
-------------------------------------------------------------------------------
  Collateral upon return of securities loaned                       30,682,180
-------------------------------------------------------------------------------
Accrued distribution fees                                               77,997
-------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                        1,143
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             80,045
-------------------------------------------------------------------------------
Accrued operating expenses                                              63,213
-------------------------------------------------------------------------------
    Total liabilities                                               32,193,671
-------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $237,323,326
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Shares of beneficial interest                                     $197,639,772
-------------------------------------------------------------------------------
Undistributed net investment income                                  1,498,728
-------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities
 and foreign currencies                                             (5,455,145)
-------------------------------------------------------------------------------
Unrealized appreciation of investment securities
 and foreign currencies                                             43,639,971
-------------------------------------------------------------------------------
                                                                  $237,323,326
-------------------------------------------------------------------------------

          NET ASSETS:
          Class A                                         $74,542,974
          -----------------------------------------------------------
          Class B                                         $28,252,699
          -----------------------------------------------------------
          Class C                                         $37,923,215
          -----------------------------------------------------------
          Class R                                         $ 2,546,809
          -----------------------------------------------------------
          Investor Class                                  $48,687,242
          -----------------------------------------------------------
          Institutional Class                             $45,370,387
          -----------------------------------------------------------
          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Class A                                           6,672,477
          -----------------------------------------------------------
          Class B                                           2,542,375
          -----------------------------------------------------------
          Class C                                           3,485,659
          -----------------------------------------------------------
          Class R                                             228,188
          -----------------------------------------------------------
          Investor Class                                    4,307,143
          -----------------------------------------------------------
          Institutional Class                               4,048,797
          -----------------------------------------------------------
          Class A:
            Net asset value per share                     $     11.17
          -----------------------------------------------------------
            Offering price per share:
              (Net asset value of $11.17 / 94.50%)        $     11.82
          -----------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $     11.11
          -----------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $     10.88
          -----------------------------------------------------------
          Class R:
            Net asset value and offering price per share  $     11.16
          -----------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $     11.30
          -----------------------------------------------------------
          Institutional Class:
            Net asset value and offering price per share  $     11.21
          -----------------------------------------------------------

* At April 30, 2005, securities with an aggregate market value of $29,134,468 were on loan to brokers.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF OPERATIONS
For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $352,636)                 $ 3,111,962
-----------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities
 lending income of $46,355 after rebates of $336,499)                      147,345
-----------------------------------------------------------------------------------
   Total investment income                                               3,259,307
-----------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                              804,709
-----------------------------------------------------------------------------------
Administrative services fees                                                24,795
-----------------------------------------------------------------------------------
Custodian fees                                                              42,697
-----------------------------------------------------------------------------------
Distribution fees:
 Class A                                                                   119,803
-----------------------------------------------------------------------------------
 Class B                                                                   133,030
-----------------------------------------------------------------------------------
 Class C                                                                   190,591
-----------------------------------------------------------------------------------
 Class R                                                                     6,017
-----------------------------------------------------------------------------------
Investor Class                                                              59,608
-----------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor Class                       184,931
-----------------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                                   1,372
-----------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                   10,082
-----------------------------------------------------------------------------------
Other                                                                      139,418
-----------------------------------------------------------------------------------
   Total expenses                                                        1,717,053
-----------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangement        (5,197)
-----------------------------------------------------------------------------------
   Net expenses                                                          1,711,856
-----------------------------------------------------------------------------------
Net investment income                                                    1,547,451
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND
 FOREIGN CURRENCIES:
Net realized gain (loss) from:
 Investment securities                                                   6,589,414
-----------------------------------------------------------------------------------
 Foreign currencies                                                       (153,122)
-----------------------------------------------------------------------------------
                                                                         6,436,292
-----------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                                   4,166,851
-----------------------------------------------------------------------------------
 Foreign currencies                                                        (10,871)
-----------------------------------------------------------------------------------
                                                                         4,155,980
-----------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies              10,592,272
-----------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $12,139,723
-----------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements. Statement of Changes in Net Assets
For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                                                              APRIL 30,
                                                                                                                2005
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                                                                     $  1,547,451
--------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign currencies                                          6,436,292
--------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and foreign currencies                        4,155,980
--------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                      12,139,723
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                                                       (445,287)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                        (16,207)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                        (65,085)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                        (14,030)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                                (314,266)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                           (244,538)
--------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                       (1,099,413)
--------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                     10,308,473
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                      2,934,637
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                       (902,056)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                        302,412
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                               1,627,956
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                         28,224,422
--------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                                              42,495,844
--------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                                                53,536,154
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                                                        183,787,172
--------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $1,498,728 and $1,050,690, respectively)  $237,323,326
--------------------------------------------------------------------------------------------------------------------------

                                                                                                             OCTOBER 31,
                                                                                                                2004
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                                                                     $  1,247,768
-------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign currencies                                         10,968,871
-------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and foreign currencies                       19,036,729
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                      31,253,368
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                                                       (186,438)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                        (58,073)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                       (103,958)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                         (3,851)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                                (137,556)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                 --
-------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                         (489,876)
-------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                     48,377,188
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                     19,285,145
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                     27,251,240
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                      1,849,400
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                             (11,435,203)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                         15,561,946
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                                             100,889,716
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                                               131,653,208
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                                                         52,133,964
-------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $1,498,728 and $1,050,690, respectively)  $183,787,172
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements. NOTES TO FINANCIAL STATEMENTS
April 30, 2005
(Unaudited)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
AIM International Core Equity Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek total return. Companies are listed in the Schedule of Investments based on the country in which they are organized.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.
G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

                           AVERAGE NET ASSETS  RATE
                           -------------------------
                           First $500 million  0.75%
                           -------------------------
                           Next $500 million   0.65%
                           -------------------------
                           Next $1 billion     0.55%
                           -------------------------
                           Next $2 billion     0.45%
                           -------------------------
                           Next $2 billion     0.40%
                           -------------------------
                           Next $2 billion    0.375%
                           -------------------------
                           Over $8 billion     0.35%
                           -------------------------

  AIM has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.) ("IGAM") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.
  AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 2.10%, 2.75%, 2.75%, 2.25%, 2.00% and 1.75% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended April 30, 2005, AIM waived fees of $2,174.
  For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $590 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $184,931 for Class A, Class B, Class C, Class R and Investor Class share classes and $1,372 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $119,803, $133,030, $190,591, $6,017, and $59,608, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended April 30, 2005, ADI advised the Fund that it retained $19,218 in front-end sales commissions from the sale of Class A shares and $48, $3,862, $1,859 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, IGAM and/or ADI.
NOTE 3--INVESTMENTS IN AFFILIATES
The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.
INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                   UNREALIZED                         REALIZED
                                          MARKET VALUE  PURCHASES    PROCEEDS     APPRECIATION  MARKET VALUE DIVIDEND   GAIN
FUND                                        10/31/04     AT COST    FROM SALES   (DEPRECIATION)   04/30/05    INCOME   (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class*  $3,494,279  $40,209,748 $(33,547,021)      $--       $10,157,006  $100,990   $--
------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                     UNREALIZED                         REALIZED
                                          MARKET VALUE  PURCHASES      PROCEEDS     APPRECIATION  MARKET VALUE DIVIDEND   GAIN
FUND                                        10/31/04     AT COST      FROM SALES   (DEPRECIATION)   04/30/05   INCOME**  (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class* $38,945,109  $146,133,784 $(154,396,713)      $--       $30,682,180  $ 46,355   $--
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $42,439,388  $186,343,532 $(187,943,734)      $--       $40,839,186  $147,345   $--
--------------------------------------------------------------------------------------------------------------------------------

* On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.
**Net of rebates.
NOTE 4--EXPENSE OFFSET ARRANGEMENT
The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $2,433.
NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS
"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.
  During the six months ended April 30, 2005, the Fund paid legal fees of $2,187 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6--BORROWINGS
Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.
NOTE 7--PORTFOLIO SECURITIES LOANED
The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At April 30, 2005, securities with an aggregate value of $29,134,468 were on loan to brokers. The loans were secured by cash collateral of $30,682,180 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $46,355 for securities lending transactions, which are net of rebates.
NOTE 8--TAX INFORMATION
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 October 31, 2008                 $1,116,331
                 ---------------------------------------------
                 October 31, 2009                  3,338,725
                 ---------------------------------------------
                 October 31, 2010                    710,212
                 ---------------------------------------------
                 Total capital loss carryforward  $5,165,268
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of AIM International Core Equity Fund into the AIM International Core Equity Fund (formerly known as the INVESCO International Core Equity Fund), are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.
NOTE 9--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $51,471,670 and $15,812,920, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                     INVESTMENT SECURITIES ON A TAX BASIS
   -------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $42,846,435
   -------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (5,809,622)
   -------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $37,036,813
   -------------------------------------------------------------------------

Cost of investments for tax purposes is $230,408,940.
NOTE 10--SHARE INFORMATION
The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                    CHANGES IN SHARES OUTSTANDING/(a)/
-----------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED            YEAR ENDED
                                                                 APRIL 30,               OCTOBER 31,
                                                                   2005                     2004
                                                          ----------------------  ------------------------
                                                            SHARES      AMOUNT      SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                 1,628,974  $18,434,780   2,187,817  $ 21,070,438
-----------------------------------------------------------------------------------------------------------
  Class B                                                   593,665    6,689,249     726,386     6,786,146
-----------------------------------------------------------------------------------------------------------
  Class C                                                   360,004    3,958,235     607,932     5,844,662
-----------------------------------------------------------------------------------------------------------
  Class R/(b)/                                               50,105      565,913     111,406     1,094,858
-----------------------------------------------------------------------------------------------------------
  Investor Class                                            663,901    7,597,652   1,427,600    14,079,460
-----------------------------------------------------------------------------------------------------------
  Institutional Class/(c)/                                2,509,647   28,412,298   1,571,660    15,727,981
-----------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                    36,715      407,535      17,683       156,851
-----------------------------------------------------------------------------------------------------------
  Class B                                                     1,231       13,623       5,564        49,244
-----------------------------------------------------------------------------------------------------------
  Class C                                                     2,955       32,029       6,021        52,143
-----------------------------------------------------------------------------------------------------------
  Class R/(b)/                                                1,222       13,563         422         3,742
-----------------------------------------------------------------------------------------------------------
  Investor Class                                             25,955      291,471      11,868       106,340
-----------------------------------------------------------------------------------------------------------
  Institutional Class/(c)/                                   21,991      244,538          --            --
-----------------------------------------------------------------------------------------------------------
Issued in connection with acquisitions:/(d)/
  Class A                                                        --           --   5,517,421    48,731,245
-----------------------------------------------------------------------------------------------------------
  Class B                                                        --           --   2,132,563    18,784,595
-----------------------------------------------------------------------------------------------------------
  Class C                                                        --           --   4,224,998    36,433,079
-----------------------------------------------------------------------------------------------------------
  Class R/(b)/                                                   --           --     127,020     1,121,998
-----------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                    86,277      976,731     169,160     1,680,849
-----------------------------------------------------------------------------------------------------------
  Class B                                                   (86,707)    (976,731)   (170,086)   (1,680,849)
-----------------------------------------------------------------------------------------------------------
Reacquired:/(e)/
  Class A                                                  (840,640)  (9,510,573) (2,363,667)  (23,262,195)
-----------------------------------------------------------------------------------------------------------
  Class B                                                  (248,123)  (2,791,504)   (477,775)   (4,653,991)
-----------------------------------------------------------------------------------------------------------
  Class C                                                  (445,970)  (4,892,320) (1,576,001)  (15,078,644)
-----------------------------------------------------------------------------------------------------------
  Class R/(b)/                                              (24,644)    (277,064)    (37,343)     (371,198)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                           (551,385)  (6,261,167) (2,585,961)  (25,621,003)
-----------------------------------------------------------------------------------------------------------
  Institutional Class/(c)/                                  (38,091)    (432,414)    (16,410)     (166,035)
-----------------------------------------------------------------------------------------------------------
                                                          3,747,082  $42,495,844  11,618,278  $100,889,716
-----------------------------------------------------------------------------------------------------------

/(a)/There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 11% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds advised by AIM.
/(b)/Class R shares commenced sales on November 24, 2003.
/(c)/Institutional Class shares commenced sales on April 30, 2004.
/(d)/As of the opening of business on November 24, 2003, the AIM International
     Core Equity Fund (formerly INVESCO International Core Equity Fund) acquired all of the net assets of AIM International Core Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 9, 2003 and AIM International Core Equity Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 12,002,001 shares of the Fund for 7,980,438 shares of AIM International Core Equity Fund outstanding as of the close of business on November 21, 2003. AIM International Core Equity Fund's net assets at that date of $105,070,917, including $15,892,958 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $59,505,921.
/(e)/Amount is net of redemption fees of $2,541, $985, $1,433, $88, $1,796 and $1,032 for Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, respectively, for the six months ended April 30, 2005 and $1,154, $454, $725, $32, $1,030 and $86 for Class A, Class B,
     Class C, Class R, Investor Class and Institutional Class shares, respectively, for the year ended October 31, 2004.
NOTE 11--FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                                   ----------------------------------------------------
                                                                                                               MARCH 28,
                                                                    SIX MONTHS           YEAR ENDED           2002 (DATE
                                                                      ENDED              OCTOBER 31,        SALES COMMENCED
                                                                    APRIL 30,     --------------------      TO OCTOBER 31,
                                                                       2005           2004         2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.52       $  8.74       $ 7.31          $  8.96
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.08          0.09/(a)/    0.07/(a)/        0.01/(b)/
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      0.65          1.72         1.39            (1.66)
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   0.73          1.81         1.46            (1.65)
-----------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                             (0.08)        (0.03)       (0.03)              --
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00          0.00         0.00             0.00
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 11.17       $ 10.52       $ 8.74          $  7.31
-----------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                      6.90%        20.78%       19.96%          (18.42)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $74,543       $60,603       $2,033          $ 2,944
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                1.50%/(d)/    1.84%/(e)/   1.87%            1.48%/(f)/
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                   1.54%/(d)/    0.94%        0.91%            0.47%/(f)/
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(g)/                                              9%           69%          51%              44%
-----------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income per share was calculated after permanent book tax differences, such as corporate actions which were reclassified from accumulated net investment income to paid in capital. Had net investment income per share been calculated using the current method, which is before reclassification of net operating losses, net investment income per share would have been $0.00.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $69,026,037. /(e)/After fee waivers and/or expense reimbursements. Ratio of expense to average net assets prior to fee waivers and/or expense reimbursements was 1.86%.
/(f)/Annualized.
/(g)/Not annualized for periods less than one year.

                                                                                             CLASS B
                                                                   ---------------------------------------------------
                                                                                                              MARCH 28,
                                                                    SIX MONTHS           YEAR ENDED          2002 (DATE
                                                                      ENDED             OCTOBER 31,        SALES COMMENCED
                                                                    APRIL 30,     -------------------      TO OCTOBER 31,
                                                                       2005           2004        2003          2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.43       $  8.72      $ 7.31          $  8.96
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         0.04          0.02/(a)/   0.00/(a)/       (0.01)/(a)(b)/
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      0.65          1.71        1.43            (1.64)
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   0.69          1.73        1.43            (1.65)
-------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                             (0.01)        (0.02)      (0.02)              --
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00          0.00        0.00             0.00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 11.11       $ 10.43      $ 8.72          $  7.31
-------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                      6.59%        19.92%      19.50%          (18.42)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $28,253       $23,812      $  573          $    84
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and /or expense reimbursements                      2.15%/(d)/    2.53%       2.75%            2.60%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and /or expense reimbursements                   2.15%/(d)/    2.57%       4.13%            2.60%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            0.89%/(d)/    0.25%       0.03%           (0.14)%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                              9%           69%         51%              44%
-------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income per share was calculated after permanent book tax differences, such as net operating losses which were reclassified from accumulated net investment income to paid in capital. Had net investment income per share been calculated using the current method, which is before reclassification of net operating losses, net investment income per share would have been $(0.01).
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $26,826,477. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                                                           CLASS C
                                                                   -----------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED                      YEAR ENDED OCTOBER 31,
                                                                    APRIL 30,     --------------------------------------
                                                                       2005           2004        2003         2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.22       $  8.53      $ 7.16      $  8.06
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         0.05          0.04/(a)/   0.00/(a)/   (0.02)/(b)/
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      0.63          1.67        1.37        (0.88)
-------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   0.68          1.71        1.37        (0.90)
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.02)        (0.02)         --           --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  --            --          --           --
-------------------------------------------------------------------------------------------------------------------------
    Total distributions                                               (0.02)        (0.02)         --           --
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00          0.00        0.00         0.00
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 10.88       $ 10.22      $ 8.53      $  7.16
-------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                      6.64%        20.13%      19.13%      (11.17)%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $37,923       $36,490      $2,608      $ 1,115
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and /or expense reimbursements                      2.15%/(d)/    2.41%       2.75%        2.75%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and /or expense reimbursements                   2.15%/(d)/    2.46%       4.14%        3.52%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            0.89%/(d)/    0.37%       0.03%       (0.43)%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                              9%           69%         51%          44%
-------------------------------------------------------------------------------------------------------------------------

                                                                   -------------------------
                                                                                  FEBRUARY 14,
                                                                                   2000 (DATE
                                                                                 SALES COMMENCED
                                                                   --------      TO OCTOBER 31,
                                                                       2001           2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 11.14           $12.06
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.02)/(b)/      (0.04)/(a)(b)/
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    (2.12)           (0.88)
----------------------------------------------------------------------------------------------------
    Total from investment operations                                 (2.14)           (0.92)
----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.00)              --
----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              (0.94)              --
----------------------------------------------------------------------------------------------------
    Total distributions                                              (0.94)              --
----------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                0.00             0.00
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  8.06           $11.14
----------------------------------------------------------------------------------------------------
Total return/(c)/                                                   (20.75)%          (7.63)%
----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 1,272           $1,082
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and /or expense reimbursements                     2.76%            2.47%/(e)/
----------------------------------------------------------------------------------------------------
  Without fee waivers and /or expense reimbursements                  3.02%            2.47%/(e)/
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (0.62)%          (0.56)%/(e)/
----------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                            54%              59%
----------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.03), $(0.04) and $(0.04) for the years ended 2002, 2001 and 2000, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $38,434,176. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                   ----------------------------
                                                                    SIX MONTHS
                                                                      ENDED
                                                                    APRIL 30,     -------------
                                                                       2005           2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.64       $  8.83
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         0.09          0.09/(a)/
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      0.65          1.75
------------------------------------------------------------------------------------------------
    Total from investment operations                                   0.74          1.84
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.08)        (0.03)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  --            --
------------------------------------------------------------------------------------------------
    Total distributions                                               (0.08)        (0.03)
------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00          0.00
------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 11.30       $ 10.64
------------------------------------------------------------------------------------------------
Total return/(c)/                                                      6.92%        20.84%
------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $48,687       $44,345
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                1.40%/(d)/    1.84%/(e)/
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            1.64%/(d)/    0.94%
------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                              9%           69%
------------------------------------------------------------------------------------------------

                                                                         INVESTOR CLASS
                                                                   ------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                                   ------------------------------------------------
                                                                       2003          2002         2001         2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  7.35       $  8.17      $ 11.16      $ 11.23
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        0.06/(a)/     0.05/(b)/    0.03/(b)/   (0.01)/(b)/
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     1.44         (0.87)       (2.07)        0.27
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  1.50         (0.82)       (2.04)        0.26
------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.02)           --        (0.01)       (0.05)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --            --        (0.94)       (0.28)
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.02)           --        (0.95)       (0.33)
------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                0.00          0.00         0.00         0.00
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  8.83       $  7.35      $  8.17      $ 11.16
------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                    20.42%       (10.04)%     (19.74)%       2.66%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $46,920       $40,620      $46,562      $61,708
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.00%/(e)/    1.99%        1.89%        2.04%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           0.78%         0.42%        0.12%       (0.37)%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                            51%           44%          54%          59%
------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $0.04, $0.01 and $(0.04) for the years ended 2002, 2001 and 2000, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
/(d)/Ratios are annualized and based on average daily net assets of $48,383,901. /(e)/After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.89% and 2.26% for the years ended 2004 and 2003, respectively.
/(f)/Not annualized for periods less than one year.

                                                                        CLASS R
                                                          --------------------------
                                                                           NOVEMBER 24,
                                                           SIX MONTHS       2003 (DATE
                                                             ENDED       SALES COMMENCED)
                                                           APRIL 30,      TO OCTOBER 31,
                                                              2005             2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.51            $ 8.90
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.07              0.08/(a)/
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)      0.65              1.56
---------------------------------------------------------------------------------------------
    Total from investment operations                          0.72              1.64
---------------------------------------------------------------------------------------------
Less dividends from net investment income                    (0.07)            (0.03)
---------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest        0.00              0.00
---------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.16            $10.51
---------------------------------------------------------------------------------------------
Total return/(b)/                                             6.84%            18.49%
---------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $2,547            $2,118
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       1.65%/(c)/        1.91%/(d)(e)/
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets          1.39%/(c)/        0.87%/(d)/
---------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     9%               69%
---------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $2,426,776. /(d)/Annualized.
/(e)/After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.93%.
/(f)/Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                          --------------------------
                                                                            APRIL 30,
                                                           SIX MONTHS       2004 (DATE
                                                             ENDED       SALES COMMENCED)
                                                           APRIL 30,      TO OCTOBER 31,
                                                              2005             2004
------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.56           $  9.78
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.10              0.09/(a)/
------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)      0.67              0.69
------------------------------------------------------------------------------------------
    Total from investment operations                          0.77              0.78
------------------------------------------------------------------------------------------
Less dividends from net investment income                    (0.12)               --
------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest        0.00              0.00
------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 11.21           $ 10.56
------------------------------------------------------------------------------------------
Total return/(b)/                                             7.26%             7.97%
------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $45,370           $16,421
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       0.96%/(c)/        1.07%/(d)/
------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets          2.08%/(c)/        1.71%/(d)/
------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                     9%               69%
------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $31,269,958. /(d)/Annualized.
/(e)/Not annualized for periods less than one year.
NOTE 12--LEGAL PROCEEDINGS
Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.
SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING
On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the
New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.
  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may
(or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.
REGULATORY INQUIRIES AND PENDING LITIGATION
  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.
IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia
("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
..   that the defendants permitted improper market timing and related issues in the AIM Funds;
..   that certain AIM Funds inadequately employed fair value pricing;
..   that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
..   that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;
..   that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and
..   that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the
    AIM Funds were eligible to participate.
  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.
*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.
OTHER INFORMATION
TRUSTEES AND OFFICERS

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Robert H. Graham                                         11 Greenway Plaza
                    President                                                Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Mark H. Williamson
James T. Bunch      Executive Vice President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Lisa O. Brinkley                                         11 Greenway Plaza
Chair               Senior Vice President and Chief Compliance Officer       Suite 100
                                                                             Houston, TX 77046-1173
Albert R. Dowden    Russell C. Burk
                    Senior Vice President (Senior Officer)                   SUB-ADVISOR
Edward K. Dunn, Jr.                                                          INVESCO Global Asset Management (N.A.), Inc.
                    Kevin M. Carome                                          One Midtown Plaza
Jack M. Fields      Senior Vice President, Secretary and Chief Legal Officer 1360 Peachtree Street N.E.
                                                                             Suite 100
Carl Frischling     Sidney M. Dilgren                                        Atlanta, GA 30309
                    Vice President and Treasurer
Robert H. Graham                                                             TRANSFER AGENT
                    Robert G. Alley                                          AIM Investment Services, Inc.
Gerald J. Lewis     Vice President                                           P.O. Box 4739
                                                                             Houston, TX 77210-4739
Prema Mathai-Davis  J. Philip Ferguson
                    Vice President                                           CUSTODIAN
Lewis F. Pennock                                                             State Street Bank and Trust Company
                    Karen Dunn Kelley                                        225 Franklin Street
Ruth H. Quigley     Vice President                                           Boston, MA 02110-2801
Larry Soll                                                                   COUNSEL TO THE FUND
                                                                             Ballard Spahr
Mark H. Williamson                                                           Andrews & Ingersoll, LLP
                                                                             1735 Market Street, 51st Floor
                                                                             Philadelphia, PA 19103-7599
                                                                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                             Kramer, Levin, Naftalis & Frankel LLP
                                                                             1177 Avenue of the Americas
                                                                             New York, NY 10036-2714
                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

        Domestic Equity                             Sector Equity
AIM Aggressive Growth Fund                 AIM Advantage Health Sciences Fund/1/
AIM Basic Balanced Fund*                   AIM Energy Fund/1/
AIM Basic Value Fund                       AIM Financial Services Fund/1/
AIM Blue Chip Fund                         AIM Global Health Care Fund
AIM Capital Development Fund               AIM Global Real Estate Fund
AIM Charter Fund                           AIM Gold & Precious Metals Fund/1/
AIM Constellation Fund                     AIM Leisure Fund/1/
AIM Diversified Dividend Fund              AIM Multi-Sector Fund/1/
AIM Dynamics Fund/1/                       AIM Real Estate Fund/7/
AIM Large Cap Basic Value Fund             AIM Technology Fund/1/
AIM Large Cap Growth Fund                  AIM Utilities Fund/1/
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/                     Fixed Income
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                   TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                 AIM Floating Rate Fund
AIM Premier Equity Fund                    AIM High Yield Fund
AIM S&P 500 Index Fund/1/                  AIM Income Fund
AIM Select Equity Fund                     AIM Intermediate Government Fund
AIM Small Cap Equity Fund/3/               AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund/4/               AIM Money Market Fund
AIM Small Company Growth Fund/1/           AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                  AIM Total Return Bond Fund
AIM Trimark Small Companies Fund           Premier Portfolio
AIM Weingarten Fund                        Premier U.S. Government Money
                                            Portfolio/1/
* Domestic equity and income fund
                                           TAX-FREE
                                           AIM High Income Municipal Fund
     International/Global Equity           AIM Municipal Bond Fund
                                           AIM Tax-Exempt Cash Fund
AIM Asia Pacific Growth Fund               AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund                Premier Tax-Exempt Portfolio
AIM European Growth Fund
AIM European Small Company Fund/5/
AIM Global Aggressive Growth Fund                   AIM Allocation Solutions
AIM Global Equity Fund
AIM Global Growth Fund                     AIM Conservative Allocation Fund
AIM Global Value Fund                      AIM Growth Allocation Fund/8/
AIM International Core Equity Fund/1/      AIM Moderate Allocation Fund
AIM International Growth Fund              AIM Moderate Growth Allocation Fund
AIM International Small Company Fund/6/    AIM Moderately Conservative
AIM Trimark Fund                           Allocation Fund
/1/The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. /2/As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /3/Effective December 13, 2004,
AIM Small Cap Equity Fund is open to all investors. /4/As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/Effective December 30, 2004,
AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /7/As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /8/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.
     If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.
A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.
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ITEM 2.    CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None.

ITEM 11.   CONTROLS AND PROCEDURES.

 (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the

                  "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

 12(a) (1)        Not applicable.

 12(a) (2)        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a) (3)        Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM International Mutual Funds

By: /s/ Robert H. Graham
    ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 7, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 7, 2005


By: /s/ Sidney M. Dilgren
    ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    July 7, 2005

                                  EXHIBIT INDEX


12(a) (1)         Not applicable.

12(a) (2)         Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)         Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.